As filed with the Securities and Exchange Commission on April 28, 2000

                                                     Registration No. 33-37849*

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.       Exact name of trust:     INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY
                                  NAVIGATOR INSURED SERIES 3, NEW YORK NAVIGATOR
                                  INSURED SERIES 13 & NEW JERSEY NAVIGATOR
                                  INSURED SERIES 9; SERIES 31, NEW YORK
                                  NAVIGATOR INSURED SERIES 14 & NEW JERSEY
                                  NAVIGATOR INSURED SERIES 10; SERIES 32, NEW
                                  YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY
                                  NAVIGATOR INSURED SERIES 12; AND SERIES 33,
                                  NEW YORK NAVIGATOR INSURED SERIES 17 & NEW
                                  JERSEY NAVIGATOR INSURED SERIES 13

B.       Name of depositor:       ING FUNDS DISTRIBUTOR, INC.


C.       Complete address of depositor's principal executive offices:


         ING Funds Distributor, Inc.
         1475 Dunwoody Drive
         West Chester, Pennsylvania 19380


D.       Name and complete address of agent for service:


         PETER J. DeMARCO                         Copy of comments to:
         Senior Vice President                    MICHAEL R. ROSELLA, ESQ.
         ING Funds Distributor, Inc.              Battle Fowler LLP
         1475 Dunwoody Drive                      75 East 55th Street
         West Chester, Pennsylvania 19380         (212) 856-6858


It is proposed that this filing become effective (check appropriate box)


    immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on April 29, 2000 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)
    on (       date       ) pursuant to paragraph (a) of Rule 485


================================================================================


* The Prospectus included in this Registration constitutes a combined Prospectus as permitted by the Provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 and New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13, covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-37849, 33-56918, 33-60604, 33-52397 and 33-58167, respectively) under the Act.
         This filing constitutes Post-Effective Amendment No. 9 for New Jersey Navigator Insured Series 3; Post- Effective Amendment No. 7 for New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9, and Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Post-Effective Amendment No. 6 for Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Post- Effective Amendment No. 5 for Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13.

         Each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1999 on or about March 29, 2000.




175582.1

                     Prospectus Part A Dated April 30, 2000


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 3




          The Trust is a unit investment trust designated Series 3 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and

110242.1
not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


          Each Unit in the Trust represents a 1/2887th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in `Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating

                                       A-2
110242.1
to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsor from MBIA Corp. and 66.6% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 7.9%; and Financial Security Assurance Inc. ("Financial Security"), 58.7%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price, or 4.167% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $892.90 plus accrued interest of $6.02 under the monthly distribution plan, $10.55 under the semi-annual distribution plan and $10.64 under the annual distribution plan, for a total of $898.92, $903.45 and $903.54, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                                      A-3
110242.1

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)


          A schedule of cash flow projections is available from the Sponsor upon request.


          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi- annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
110242.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 3

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------


Date of Deposit*:  January 31, 1991                               Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,545,000              $1.00 per Unit.
Number of Units .............                2,887                Weighted Average Life to Maturity:
Fractional Undivided Inter-                                          12.2 Years.
  est in Trust per Unit .....                1/2887               Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if value of
  Bonds per Unit ............                $881.54                 Trust is less than $2,000,000 in
Secondary Market Public                                              principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2040 or
    of Bonds in Trust .......                $2,474,745+++           the disposition of the last Bond in
  Divided by 2,887 Units ....                $857.20                 the Trust.
  Plus Sales Charge of 4.0%                                       Trustee***:  The Chase Manhattan Bank.
    of Public Offering Price.                $35.70               Trustee's Annual Fee:  Monthly
  Public Offering Price                                              plan $.96 per $1,000; semi-annual
    per Unit ................                $892.90+                plan $.50 per $1,000; and annual
Redemption and Sponsor's                                             plan is $.32 per $1,000.
  Repurchase Price                                                Evaluator:  Kenny S&P Evaluation
  per Unit ..................                $857.20+                Services.
                                                    +++           Evaluator's Fee for Each
                                                    ++++             Evaluation:  Minimum of $8 plus $.25
Excess of Secondary Market                                           per each issue of Bonds in excess of
  Public Offering Price                                              50 issues (treating separate
  over Redemption and                                                maturities as separate issues).
  Sponsor's Repurchase                                            Sponsor:  ING Funds Distributor,
  Price per Unit ............                $35.70++++              Inc.
Difference between Public                                         Sponsor's Annual Fee:  Maximum of
  Offering Price per Unit                                            $.25 per $1,000 principal amount of
  and Principal Amount per                                           Bonds (see "Trust Expenses and
  Unit Premium/(Discount) ...                $11.36                  Charges" in Part B of this
Evaluation Time:  4:00 p.m.                                          Prospectus).
  New York Time.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                                               Monthly          Semi-Annual            Annual
                                                               Option             Option               Option
                                                               ------           -----------            ------

Gross annual interest income# .........                        $44.28              $44.28               $44.28
Less estimated annual fees and
  expenses ............................                         2.07                 1.88                  .90
Estimated net annual interest                                 ______               ______               ______
  income (cash)# ......................                       $42.21               $42.40               $43.38
Estimated interest distribution# ......                         3.51                21.19                43.38
Estimated daily interest accrual# .....                        .1172                .1177                .1205
Estimated current return#++ ...........                         4.73%                4.75%                4.86%
Estimated long term return++ ..........                         2.56%                2.59%                2.73%
Record dates ..........................                        1st of             Dec. 1 and             Dec. 1
                                                               each month         June 1
Interest distribution dates ...........                        15th of            Dec. 15 and            Dec. 15
                                                               each month         June 15


                                       A-5
110242.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999 may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $6.02 monthly, $10.55 semi-annually and $10.64 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

      Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                           Distributions of Interest                tions of
                                                          During the Period (per Unit)              Principal
                                                          ----------------------------               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------

December 31, 1997          3,092         $906.21       $54.54             $54.98           $55.34        $7.96
December 31, 1998          2,887          899.19        53.66              54.08            54.52          -0-
December 31, 1999          2,887          867.51        53.88              54.30            55.29          -0-



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
110242.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*
------------------------


          The portfolio of the Trust consists of 7 issues representing obligations of 5 issuers located in the state of New Jersey and 2 in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 39.1%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $170,000 of the principal amount of the Bonds is a general obligation bond. All six of the remaining issues representing $2,375,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Building Authority 1, Hospital 2, Port Facility 1, School District 1 and Utility Revenue 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


          As of December 31, 1999, $380,000 (approximately 14.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 7.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 19.6% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 65.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.
--------

* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, the entire principal amount of the Bond in portfolio no. 3 was called and is no longer contained in the Trust. The entire principal amount of the Bond in portfolio no. 5 was sold and is no longer contained in the Trust. 265 Units were redeemed from the Trust.

** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

                                       A-7
110242.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                                    Portfolio

                                December 31, 1999

                                                                                                     Redemption
              Aggregate                                                              Coupon        Feature (2)(4)
 Portfolio    Principal                                                           Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings(1)   of Maturity(2)  Ref.-Refunding      Value (3)
------------ ------------ ------------------------------------------- ----------- -------------- -------------------- -------------

     1       $   500,000  N. J. Hlth. Care Facs. Fincg. Auth. Rev.    AAA         6.750%         7/01/08 @ 100 S.F.    $  521,790
                          Bonds                                                   7/01/2020      7/01/01 @ 102 Ref.
                          The Med. Cntr. of Ocean Cnty. Issue
                          Series C
                          (MBIA Corp.)

     2           495,000  N. J. Hlth. Care Facs. Fincg. Auth. Rev.    AAA         7.250          5/15/08 @ 100 S.F.       520,349
                          Bonds                                                   2/15/2021      2/15/01 @ 102 Ref.
                          Cathedral Hlth. Servs. Inc. Issue (FHA
                          Insrd.
                          Mtg.) Series A (MBIA Corp.)

     3           500,000  N. Y. & N. J. Port. Auth. Consldtd. Rev.    AAA         6.875          7/01/12 @ 100 S.F.       505,000
                          Bonds                                                   1/01/2025      1/01/01 @ 101 Ref.
                          Sixty-Seventh Series (MBIA Corp.)

     4           500,000  N. J. Bd. of Ed. Certs. of Part. Rev.       AAA         7.000          6/15/11 @ 100 S.F.       524,440
                          Bonds The                                               12/15/2015     6/15/01 @ 102 Ref.
                          Twnshp. of Hamilton N. J. Series B (MBIA
                          Corp.)

     5           170,000  Cmmnwlth. of P. R. Imprvmt. Bonds of 1991   AAA         7.300          7/01/11 @ 100 S.F.       176,169
                          Gen. Oblig. Rev. Bonds (MBIA Corp.)                     7/01/2020      7/01/00 @ 102 Ref.

     6           180,000  P. R. Pub. Bldgs. Auth. Pub. Ed. & Hlth.    AAA         6.000          7/01/07 @ 100 S.F.       181,123
                          Facs. Rev. Rfndg. Bonds Series I (MBIA                  7/01/2012      7/01/00 @ 100 Ref.
                          Corp.)

     7           200,000  Camden Cnty. N. J. Muti. Utils. Auth.       AAA         0.000          No Sinking Fund           59,960
                          Cnty.                                                   9/01/2019      None
                          Agreement Swr. Rev.Cap. Apprec. Bonds
                          Series 1990A (MBIA Corp.)

              -----------                                                                                             -------------
              $2,545,000  Total Investments (Cost $2,409,908)                                                          $2,488,831
              ===========                                                                                             =============



See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                             Footnotes to Portfolio


1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                       $  78,923
Gross unrealized depreciation                               -
                                                -----------------
Net unrealized appreciation                         $  78,923
                                                =================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                             Statement of Net Assets

                                December 31, 1999


Investments in Securities, at market value (cost $2,409,908)     $   2,488,831

Other assets
   Accrued interest                                                     60,781
                                                               -----------------
Total other assets                                                      60,781
                                                               -----------------

Liabilities
   Advance from Trustee                                                 45,124
                                                               -----------------
Total liabilities                                                       45,124
                                                               -----------------

Excess of other assets over total liabilities                           15,657
                                                               -----------------

Net assets (2,887 units of fractional undivided
interest outstanding, $867.51 per unit)                          $   2,504,488
                                                               =================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                             Statement of Operations


                                                                    Year ended December 31,
                                                           1999               1998               1997
                                                     ------------------ ------------------ -----------------

Investment income
Interest                                                $    166,419       $    166,386       $    187,948

Expenses
Trustee's fees                                                 4,276              4,560              4,922
Evaluator's fee                                                2,249              2,431              2,009
Sponsor's advisory fee                                           636                675                741
                                                     ------------------ ------------------ -----------------
Total expenses                                                 7,161              7,666              7,672
                                                     ------------------ ------------------ -----------------

Net investment income                                        159,258            158,720            180,276
                                                     ------------------ ------------------ -----------------

Realized and unrealized gain (loss)
Realized gain on investments                                       -             12,829             11,916
Unrealized (depreciation)
   on investments                                            (96,330)           (35,814)           (35,307)
                                                     ------------------ ------------------ -----------------
Net gain (loss) on investments                               (96,330)           (22,985)           (23,391)
                                                     ------------------ ------------------ -----------------
Net increase in net assets resulting
   from operations                                      $     62,928       $    135,735       $    156,885
                                                     ================== ================== =================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                     $    159,258       $    158,720        $   180,276
Realized gain on investments                                         -             12,829             11,916
Unrealized (depreciation)
   on investments                                              (96,330)           (35,814)           (35,307)
                                                       ------------------ ------------------- ------------------
Net increase in net assets resulting from
   operations                                                   62,928            135,735            156,885
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                              154,413            155,676            178,930
Principal                                                            -                  -             25,419

Redemptions
Interest                                                             -              2,362              2,458
Principal                                                            -            183,718            231,738
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                            154,413            341,756            438,545
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (91,485)          (206,021)          (281,660)

Net assets
Beginning of year                                            2,595,973          2,801,994          3,083,654
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $55,122,  $50,277 and $49,595,
   respectively)                                          $  2,504,488       $  2,595,973        $ 2,801,994
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                          Year ended December 31,
                                                                  1999              1998              1997
                                                            ----------------- ----------------- -----------------

Net asset value, beginning of year**                           $  899.19         $  906.21         $  920.77
                                                            ----------------- ----------------- -----------------

Interest income                                                    57.64             55.65             58.35
Expenses                                                           (2.48)            (2.56)            (2.38)
                                                            ----------------- ----------------- -----------------
Net investment income                                              55.16             53.09             55.97
                                                            ----------------- ----------------- -----------------
Net gain or loss on investments (1)                               (33.35)            (7.25)            (6.33)
                                                            ----------------- ----------------- -----------------
Total from investment operations                                   21.81             45.84             49.64
                                                            ----------------- ----------------- -----------------

Less distributions:
   to Certificateholders
     Income                                                        53.49             52.07             55.55
     Principal                                                      -                 -                 7.89
   for Redemptions
     Interest                                                       -                  .79               .76
                                                            ----------------- ----------------- -----------------
Total distributions                                                53.49             52.86             64.20
                                                            ----------------- ----------------- -----------------
Net asset value, end of year**                                 $  867.51         $  899.19         $  906.21
                                                            ================= ================= =================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,887 ([2,887 + 2,887]/2) for 1999, 2,990 ([2,887 + 3,092]/2) for
     1998 and of 3,221 ([3,092 + 3,349]/2) for 1997.

**   Based upon actual units outstanding.




The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3 (the "Trust") was organized on January 31, 1991 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 3

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 3

                   Notes to Financial Statements (continued)


4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 0, 205 and 257 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.32 to $.96 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,383, $2,576 and $2,669 and other expenses of $1,893, $1,984 and $2,253, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                          $    4,100,366
Less initial gross underwriting commission                          200,918
                                                            -------------------
                                                                  3,899,448

Accumulated cost of securities sold, matured or called           (1,514,919)
Net unrealized appreciation                                          78,923
Undistributed net investment income                                  55,122
Distributions in excess of proceeds from investments                (14,086)
                                                            -------------------
Total                                                         $   2,504,488
                                                            ===================

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 3

                   Notes to Financial Statements (continued)


5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $25,379.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 13


------------------------------------------------------------------------------



     The Trust is a unit investment trust designated Series 13 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax- exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

     This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.




     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

     THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and


176548.1
public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

     Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

     Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


     Each Unit in the Trust represents a 1/2491st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

     INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


     Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

     None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and

176548.1
interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


     All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 24.1% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Security Assurance Inc. ("Financial Security"), 21.6%; and Municipal Bond Insurance Association ("MBIA"), 2.5%.

     PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price, or 4.058% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $989.75 plus accrued interest of $6.94 under the monthly distribution plan, $11.59 under the semi-annual distribution plan and $11.79 under the annual distribution plan, for a total of $996.69, $1,001.34 and $1,001.54, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


     ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

     Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

     Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast

176548.1
to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

     The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

     A schedule of cash flow projections is available from the Sponsors upon request.

     DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


     MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.9% of the Public Offering Price (4.058% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

176548.1

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 13


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------




Date of Deposit*:  January 21, 1993                                   Weighted Average Life to
Principal Amount of Bonds ...                $2,340,000                  Maturity:  9.4 Years.
Number of Units .............                2,491                    Minimum Value of Trust:
Fractional Undivided Inter-                                              Trust may be terminated if
  est in Trust per Unit .....                1/2491                      value of Trust is less than
Principal Amount of                                                      $1,600,000 in principal
  Bonds per Unit ............                $939.38                     amount of Bonds.
Secondary Market Public                                               Mandatory Termination Date:
  Offering Price**                                                       The earlier of December 31,
  Aggregate Bid Price                                                    2041 or the disposition of
    of Bonds in Trust .......                $2,370,229+++               the last Bond in the Trust.
  Divided by 2,491 Units ....                $951.52                  Trustee***:  The Chase
  Plus Sales Charge of 3.9%                                              Manhattan Bank.
    of Public Offering Price                 $38.23                   Trustee's Annual Fee:  Monthly
  Public Offering Price                                                  plan $1.14 per $1,000; semi-
    per Unit ................                $989.75+                    annual plan $.67 per $1,000;
Redemption and Sponsor's                                                 and annual plan is $.40 per
  Repurchase Price                                                       $1,000.
  per Unit ..................                $951.52+                 Evaluator:  Kenny S&P
                                                    +++                  Evaluation Services.
                                                    ++++              Evaluator's Fee for Each
Excess of Secondary Market                                               Evaluation:  Minimum of $8
  Public Offering Price                                                  plus $.25 per each issue of
  over Redemption and                                                    Bonds in excess of 50 issues
  Sponsor's Repurchase                                                   (treating separate maturities
  Price per Unit ............                $38.23++++                  as separate issues).
Difference between Public                                             Sponsor:  ING Funds
  Offering Price per Unit                                               Distributor, Inc.
  and Principal Amount per                                            Sponsor's Annual Fee:  Maximum
  Unit Premium/(Discount) ...                $50.37                      of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                              amount of Bonds (see "Trust
  New York Time.                                                         Expenses and Charges" in
Minimum Principal Distribution:                                          Part B of this Prospectus).
  $1.00 per Unit.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                                             Monthly          Semi-Annual           Annual
                                                             Option             Option              Option


Gross annual interest income# .........                       $59.46           $59.46               $59.46
Less estimated annual fees and
  expenses ............................                         2.48             2.09                   --
Estimated net annual interest                                 ------           ------               ------
  income (cash)# ......................                       $56.98           $57.37               $59.46
Estimated interest distribution# ......                         4.74            28.68                59.46
Estimated daily interest accrual# .....                        .1582            .1593                .1652
Estimated current return#++ ...........                         5.76%           5.80%                6.01%
Estimated long term return++ ..........                         4.38%           4.42%                4.42%
Record dates ......................... .                      1st of           Dec. 1 and            Dec. 1
                                                              each month       June 1
Interest distribution dates ...........                       15th of          Dec. 15 and           Dec. 15
                                                              each month       June 15


176548.1

                  Footnotes to Summary of Essential Information


  * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $6.94 monthly, $11.59 semi-annually and $11.79 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds
     (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1997        3,449           $1,037.80       $57.74          $58.19           -0-         $14.84
December 31, 1998        3,308            1,038.49        57.10           57.63           -0-           1.53
December 31, 1999        2,491              962.89        56.67           57.16           -0-          25.66


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176548.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999



DESCRIPTION OF PORTFOLIO*


     The portfolio of the Trust consists of 6 issues representing obligations of 4 issuers located in the state of New York and one in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co- manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Four of the issues representing $1,380,000 of the principal amount of the Bonds are general obligation bonds. All two of the remaining issues representing $960,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Assistance Corporation 1 and Water 1. For an explanation of the significance of these factors see "The Trust-- Portfolio" in Part B of this Prospectus.

     As of December 31, 1999, $900,000 (approximately 38.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 61.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


     None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, $70,000 of the principal amount of the Bond in portfolio no. 5 was sold and is no longer contained in the Trust. 43 Units were redeemed from the Trust.

176548.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust,
New York Navigator Insured Series 13

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New York Navigator Insured Series 13, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 13 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.




/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                                    Portfolio

                                December 31, 1999

                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds     Ratings(1)   of Maturity(2)     Ref.-Refunding      Value (3)
------------ ----------- ------------------------------------------ ----------- --------------   -------------------- -------------

     1         $450,000  N.Y. State Genl. Oblig. Serial Bonds         AAA         6.800%         No Sinking fund        $ 475,506
                         (MBIA Corp.)                                             3/01/2011      3/01/02 @ 102 Ref.

     2          455,000  N.Y. State Local Gov. Assis. Corp. (A Pub.   AAA         6.250          4/01/13 @ 100 S.F.       479,151
                         Benefit Corp. of the State of N.Y.) Rev.                 4/01/2018      4/01/02 @ 102 Ref.
                         Bonds Series 1992C (MBIA Corp.)

     3          265,000  N.Y. City Genl. Oblig. Rev. Bonds Fiscal     AAA         6.750          No Sinking Fund          282,972
                         1993 Series B (MBIA Corp.)                               10/01/2015     10/01/02 @ 101.5
                                                                                                 Ref.

     4          505,000  N.Y. City Muni. Wtr. Finc. Auth. Wtr. &      AAA         6.000          6/15/12 @ 100 S.F.       507,525
                         Swr. Sys. Rev. Bonds Fiscal 1993                         6/15/2017      6/15/02 @ 101.5
                         Series A (MBIA Corp.)                                                   Ref.

     5          270,000  Suffolk Cnty. N.Y. Pub. Imprvmnt. Gen.       AAA         6.375          No Sinking Fund          287,248
                         Oblig. Rev. Serial Bonds                                 11/01/2014     11/01/02 @ 102 Ref.
                         Series 1992B (MBIA Corp.)

     6          395,000  Cmmnwlth. of P.R. Pub. Imprvmnt. Genl.       AAA         6.000          7/01/11 @ 100 S.F.       403,568
                         Oblig. Rev. Rfndg. Bonds                                 7/01/2014      7/01/02 @ 101.5
                         Series 1992A (MBIA Corp.)                                               Ref.

             -----------                                                                                              -------------
             $2,340,000  Total Investments (Cost $2,381,163)                                                           $2,435,970
             ===========                                                                                              =============


See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

          Gross unrealized appreciation                           $    54,807
          Gross unrealized depreciation                                     -
                                                                ---------------
          Net unrealized appreciation                             $    54,807
                                                                ===============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $2,381,163)    $    2,435,970

Other assets
   Accrued interest                                                     37,847
                                                               -----------------
Total other assets                                                      37,847
                                                               -----------------

Liabilities
   Advance from Trustee                                                 75,264
                                                               -----------------
Total liabilities                                                       75,264
                                                               -----------------

Excess of liabilities over total other assets                          (37,417)
                                                               -----------------

Net assets (2,491 units of fractional undivided
   interest outstanding, $962.89 per unit)                      $    2,398,553
                                                               =================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                             Statement of Operations



                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $    173,153       $  198,689           $   213,734

Expenses
Trustee's fees                                                   4,577            5,091                 5,341
Evaluator's fee                                                  2,250            2,436                 2,020
Sponsor's advisory fee                                             762              811                   906
                                                       ------------------ ------------------- ------------------
Total expenses                                                   7,589            8,338                 8,267

Net investment income                                          165,564          190,351               205,467
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain (loss) on investments                             36,769            7,805                (4,159)
Unrealized appreciation (depreciation)
   on investments                                             (178,733)           1,011                85,898
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (141,964)           8,816                81,739
                                                       ------------------ ------------------- ------------------
Net increase in net assets resulting
   from operations                                        $     23,600       $  199,167         $     287,206
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                 $    165,564          $      190,351      $      205,467
Realized gain (loss) on investments                         36,769                   7,805              (4,159)
Unrealized appreciation (depreciation)
   on investments                                         (178,733)                  1,011              85,898
                                                       ------------------ ------------------- ------------------
Net increase in net assets resulting
   from operations                                          23,600                 199,167             287,206
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                          169,483                 191,575             214,659
Principal                                                   82,074                   5,061              40,799

Redemptions
Interest                                                     9,126                   1,594               2,889
Principal                                                  799,686                 144,993             177,470
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                      1,060,369                 343,223             435,817
                                                       ------------------ ------------------- ------------------

Total (decrease)                                        (1,036,769)               (144,056)           (148,611)

Net assets
Beginning of year                                        3,435,322               3,579,378           3,727,989
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $28,324, $41,369 and $44,188
   respectively)                                      $  2,398,553              $3,435,322          $3,579,378
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------


Net asset value, beginning of year**                      $  1,038.49        $  1,037.80         $  1,028.69
                                                       ------------------ ------------------- ------------------

Interest income                                                 59.72              58.80               60.43
Expenses                                                        (2.62)             (2.47)              (2.34)
                                                       ------------------ ------------------- ------------------
Net investment income                                           57.10              56.33               58.09
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments (1)                            (42.79)              3.03               24.06
                                                       ------------------ ------------------- ------------------
Total from investment operations                                14.31              59.36               82.15
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     58.45              56.70               60.69
     Principal                                                  28.31               1.50               11.53
   for Redemptions
     Interest                                                    3.15                .47                 .82
                                                       ------------------ ------------------- ------------------
Total distributions                                             89.91              58.67               73.04
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    962.89          $1,038.49           $1,037.80
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,900 ([2,491 + 3,308]/2) for 1999, 3,379 ([3,308 + 3,449]/2) for
     1998 and of 3,537 ([3,449 + 3,624]/2) for 1997.

**   Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                    Notes to Financial Statements (continued)




1. Organization

Insured Municipal Securities Trust, New York Navigator Insured, Series 13 (the "Trust") was organized on January 21, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                    Notes to Financial Statements (continued)


2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                    Notes to Financial Statements (continued)



4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 817, 141 and 175 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.40 to $1.14 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,733, $3,149 and $3,273 and other expenses of $1,844, $1,942 and $2,068, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                        $    4,098,076
Less initial gross underwriting commission                        200,806
                                                          -------------------
                                                                3,897,270

Accumulated cost of securities sold, matured or called         (1,516,107)
Net unrealized appreciation                                        54,807
Undistributed net investment income                                28,324
Distributions in excess of proceeds from investments              (65,741)
                                                          -------------------
Total                                                       $   2,398,553
                                                          ===================

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 13

                    Notes to Financial Statements (continued)



5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 9

--------------------------------------------------------------------------------



          The Trust is a unit investment trust designated Series 9 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's

176205.1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


          Each Unit in the Trust represents a 1/2695th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in

                                       A-2
176205.1

Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 84.4% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 7.5%; Financial Guaranty Insurance Company ("Financial Guaranty"), 7.5%; and MBIA Corp., 69.4%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.2% of the Public Offering Price, or 5.485% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,009.28 plus accrued interest of $5.54 under the monthly distribution plan, $10.11 under the semi-annual distribution plan and $10.24 under the annual distribution plan, for a total of $1,014.82, $1,019.39 and $1,019.52, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated

                                       A-3
176205.1

Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)


          A schedule of cash flow projections is available from the Sponsor upon request.


          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi- annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.2% of the Public Offering Price (5.485% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
176205.1


                                        INSURED MUNICIPAL SECURITIES TRUST
                                           NEW JERSEY NAVIGATOR INSURED
                                                     SERIES 9

                             SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                             --------------------------------------------------------


Date of Deposit*:  January 21, 1993                                     Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,665,000                    $1.00 per Unit.
Number of Units .............                2,695                      Weighted Average Life to Maturity:
Fractional Undivided Inter-                                                19.9 Years.
  est in Trust per Unit .....                1/2695                     Minimum Value of Trust:
Principal Amount of                                                        Trust may be terminated if value of
  Bonds per Unit ............                $988.87                       Trust is less than $1,600,000 in
Secondary Market Public                                                    principal amount of Bonds.
  Offering Price**                                                      Mandatory Termination Date:
  Aggregate Bid Price                                                      The earlier of December 31, 2041 or
    of Bonds in Trust .......                $2,577,569+++                 the disposition of the last Bond in
  Divided by 2,695 Units ....                $956.42                       the Trust.
  Plus Sales Charge of 5.2%                                             Trustee***:  The Chase Manhattan
    of Public Offering Price.                $52.86                        Bank.
  Public Offering Price                                                 Trustee's Annual Fee:  Monthly
    per Unit ................                $1,009.28                     plan $1.12 per $1,000; semi-annual
Redemption and Sponsor's                                                   plan $.65 per $1,000; and annual
  Repurchase Price                                                         plan is $.38 per $1,000.
  per Unit ..................                $956.42+                   Evaluator:  Kenny S&P Evaluation
                                                    +++                    Services.
                                                    ++++                Evaluator's Fee for Each
Excess of Secondary Market                                                 Evaluation:  Minimum of $8 plus
  Public Offering Price                                                    $.25 per each issue of Bonds in
  over Redemption and                                                      excess of 50 issues (treating
  Sponsor's Repurchase                                                     separate maturities as separate
  Price per Unit ............                $52.86++++                    issues).
Difference between Public                                               Sponsor:  ING Funds Distributor,
  Offering Price per Unit                                                  Inc.
  and Principal Amount per                                              Sponsor's Annual Fee:  Maximum of
  Unit Premium/(Discount) ...                $20.41                        $.25 per $1,000 principal amount of
Evaluation Time:  4:00 p.m.                                                Bonds (see "Trust Expenses and
  New York Time.                                                           Charges" in Part B of this
                                                                           Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                         Monthly          Semi-Annual            Annual
                                                         Option             Option               Option
                                                         ------           -----------            -------

Gross annual interest income# .........                  $56.91               $56.91               $56.91
Less estimated annual fees and
  expenses ............................                    2.66                 2.17                  .79
Estimated net annual interest                             _____                _____                _____
  income (cash)# ......................                  $54.25               $54.74               $56.12
Estimated interest distribution# ......                    4.52                27.37                56.12
Estimated daily interest accrual# .....                   .1507                .1520                .1559
Estimated current return#++ ...........                   5.38%                5.42%                5.56%
Estimated long term return++ ..........                   4.94%                4.99%                5.13%
Record dates ..........................                  1st of           Dec. 1 and             Dec. 1
                                                         each month       June 1
Interest distribution dates ...........                  15th of          Dec. 15 and            Dec. 15
                                                         each month       June 15



                                                      A-5
176205.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $5.54 monthly, $10.11 semi-annually and $10.24 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                       FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                                    Distribu-
                                                           Distributions of Interest                tions of
                                                          During the Period (per Unit)              Principal

                                                          ----------------------------               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1997          3,842         $1,040.34       $56.74          $57.33           $58.38       $ 4.30
December 31, 1998          3,408          1,036.21        56.35           56.97            58.04         7.21
December 31, 1999          2,695            966.39        55.69           56.21            57.51        12.91
--------
*        Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of
         Net Assets.


                                                      A-6
176205.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*
------------------------

          The portfolio of the Trust consists of 9 issues representing obligations of 8 issuers located in the state of New Jersey and one in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 5.1% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 17.4% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $415,000 of the principal amount of the Bonds is a general obligation bond. All eight of the remaining issues representing $2,250,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Educational Facility 2, Hospital 1, Single Family Mortgage Revenue 1, Utility 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1999, $615,000 (approximately 23.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 7.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 43.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 33.2% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          Portfolio No. 2 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, 10 Units were redeemed from the Trust.


                                       A-7
176205.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                                    Portfolio

                                December 31, 1999


                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings(1)   of Maturity(2)  Ref.-Refunding      Value (3)
------------ ----------- -------------------------------------------- ----------- -------------- -------------------- -------------

    1       $200,000     N. J. Ed. Facs. Auth. Rfndg. Rev. Bonds      AAA         6.000%         7/01/13 @ 100 S.F.    $  200,936
                         Trenton State Cllg Issue Series 1992E                    7/01/2019      7/01/02 @ 102 Ref.
                         (MBIA Corp.)

    2        465,000     N. J. Hsg. & Mtg. Finc. Agncy. Home Buyer    AAA         6.300          4/01/11 @ 100 S.F.       466,800
                         Rev. Bond Series 1990F-2 (AMT) (MBIA Corp.)              4/01/2025      10/01/00 @ 102 Ref.

    3        135,000     N. J. Hlth. Care Facs. Fincg. Auth. Rev.     AAA         6.625          7/01/04 @ 100 S.F.       140,435
                         Bonds                                                    7/01/2016      7/01/01 @ 102 Ref.
                         Robert Wood Johnson Univ. Hosp. Series B
                         (MBIA Corp.)

    4        500,000     Hudson Cnty. N. J. Correc. Fac. Certs. of    AAA         6.600          6/01/12 @ 100 S.F.       524,980
                         Part. Rev. Rfndg. Bonds Series 1992 (MBIA                12/01/2021     6/01/02 @ 101.5 Ref.
                         Corp.)

    5        250,000     Lumberton Twnshp. N. J. Bd. of Ed. Schl.     AAA         6.100          4/01/07 @ 100 S.F.       257,402
                         Dstrct. Burlington N. J. Rev. Rfndg. Bonds               10/01/2013     4/01/03 @ 101 Ref.
                         Certs. of Part. (MBIA Corp.)

    6        500,000     No. Jersey Dstrct. Wtr. Supl. Commsn. of     AAA         6.000          7/01/13 @ 100 S.F.       501,390
                         the State of                                             7/01/2021      7/01/03 @ 102 Ref.
                         N. J. Wanaque So. Prjt. Rev. Rfndg. Bonds
                         Series1993 (MBIA Corp.)

    7        415,000     Cmmnwlth. of P. R. Pub. Imprvment. Genl.     AAA         6.000          7/01/11 @ 100 S.F.       424,001
                         Oblig. Rev. Rfndg. Bonds Series 1992A                    7/01/2014      7/01/02 @ 101.5 Ref.
                         (MBIA Corp.)

    8         90,000     Camden Cnty. N. J. Muni. Utils. Auth.        AAA         0.000          No Sinking Fund           31,026
                         Cnty. Agreement Swr. Rev. Cap. Apprc.                    9/01/2017      None
                         Bonds Series 1990B (MBIA Corp.)

    9        110,000     West N. Y., N.J. Muni. Utils. Auth.          AAA         0.000          No Sinking Fund           30,599
                         (Hudson Cnty, N.J.) Swr. Rev. Rfndg. Cap.                12/15/2020     None
                         Apprec. Bonds Series 1991 (MBIA Corp.)

          -----------                                                                                              -------------
          $2,665,000     Total Investments (Cost $2,543,269)                                                        $2,577,569
          ===========                                                                                              =============



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                    $   34,300
Gross unrealized depreciation                             -
                                               ----------------

Net unrealized appreciation                      $   34,300
                                               ================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                             Statement of Net Assets

                                December 31, 1999


Investments in Securities, at market value (cost $2,543,269)    $   2,577,569

Other assets
   Accrued interest                                                    51,808
                                                               -----------------
Total other assets                                                     51,808
                                                               -----------------

Liabilities
   Advance from Trustee                                                24,961
                                                               -----------------
Total liabilities                                                      24,961
                                                               -----------------

Excess of other assets over total liabilities                          26,847
                                                               -----------------

Net assets (2,695 units of fractional undivided
interest outstanding, $966.39 per unit)                         $   2,604,416
                                                               =================




The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $    170,378       $    215,452        $    235,109

Expenses
Trustee's fees                                                   4,789              5,607               5,872
Evaluator's fee                                                  2,250              2,436               2,009
Sponsor's advisory fee                                             844                953                 984
                                                       ------------------ ------------------- ------------------
Total expenses                                                   7,883              8,996               8,865
                                                       ------------------ ------------------- ------------------

Net investment income                                          162,495            206,456             226,244
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain on investments                                    24,597             29,176               4,466
Unrealized appreciation (depreciation)
   on investments                                             (186,925)           (17,785)             87,871
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (162,328)            11,391              92,337
                                                       ------------------ ------------------- ------------------
Net increase in net assets resulting from operations
                                                          $        167       $    217,847        $    318,581
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                     $    162,495       $    206,456        $   226,244
Realized gain on investments                                    24,597             29,176              4,466
Unrealized appreciation (depreciation)
   on investments                                             (186,925)           (17,785)            87,871
                                                       ------------------ ------------------- ------------------
Net increase in net assets resulting
   from operations                                                 167            217,847            318,581
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                              158,958            202,860            224,813
Principal                                                       37,257             25,941             17,049

Redemptions
Interest                                                        10,077              7,436              1,566
Principal                                                      720,863            447,185            124,931
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                            927,155            683,422            368,359
                                                       ------------------ ------------------- ------------------

Total (decrease)                                              (926,988)          (465,575)           (49,778)

Net assets
Beginning of year                                            3,531,404          3,996,979          4,046,757
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $47,802, $54,342 and $58,182,
   respectively)                                          $  2,604,416       $  3,531,404        $ 3,996,979
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                        Year ended December 31,
                                                             1999                1998                1997
                                                       ------------------ ------------------- -------------------

Net asset value, beginning of year**                      $    1,036.21      $    1,040.34       $   1,020.62
                                                       ------------------ ------------------- -------------------

Interest income                                                   55.83              59.44              60.22
Expenses                                                          (2.58)             (2.48)             (2.27)
                                                       ------------------ ------------------- -------------------
Net investment income                                             53.25              56.96              57.95
                                                       ------------------ ------------------- -------------------
Net gain or loss on investments (1)                              (55.47)              4.08              24.13
                                                       ------------------ ------------------- -------------------
Total from investment operations                                  (2.22)             61.04              82.08
                                                       ------------------ ------------------- -------------------

Less distributions
   to Certificateholders
     Income                                                       52.09              55.96              57.59
     Principal                                                    12.21               7.16               4.37
   for Redemptions
     Interest                                                      3.30               2.05                .40
                                                       ------------------ ------------------- -------------------
Total distributions                                               67.60              65.17              62.36
                                                       ------------------ ------------------- -------------------
Net asset value, end of year**                            $      966.39      $    1,036.21       $   1,040.34
                                                       ================== =================== ===================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 3,052 ([2,695 + 3,408]/2) for 1999, 3,625 ([3,408 + 3,842]/2) for
     1998 and of 3,904 ([3,842 + 3,965]/2) for 1997.

**   Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 (the "Trust") was organized on January 21, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                    Notes to Financial Statements(continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                    Notes to Financial Statements(continued)



4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 713, 434 and 123 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.38 to $1.12 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,729, $3,346 and $3,452 and other expenses of $2,060, $2,261 and $2,420, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                       $    4,088,142
Less initial gross underwriting commission                       200,319
                                                         -------------------
                                                               3,887,823

Accumulated cost of securities sold, matured or called        (1,365,498)
Net unrealized appreciation                                       34,300
Undistributed net investment income                               47,802
Distributions in excess of proceeds from investments                 (11)
                                                         -------------------
Total                                                      $   2,604,416
                                                         ===================

                       Insured Municipal Securities Trust

                      New Jersey Navigator Insured Series 9

                    Notes to Financial Statements(continued)




5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $20,944.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 31

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 31 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

          Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions


176163.1

("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


          Each Unit in the Trust represents a 1/3160th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: Connie Lee Insurance Company ("Connie Lee"), 17.7%; Financial Guaranty Insurance Company ("Financial Guaranty"), 15.0; Financial Security Assurance Inc. ("Financial Security"), 29.3%; and MBIA Corp., 38.0%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.5% of the Public Offering Price, or 4.712% of the net amount invested in Bonds per Unit.

176163.1

In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $884.45 plus accrued interest of $5.50 under the monthly distribution plan, $9.43 under the semi- annual distribution plan and $9.51 under the annual distribution plan, for a total of $889.95, $893.88 and $893.96, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if

176163.1
any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.5% of the Public Offering Price (4.712% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

176163.1


                                        INSURED MUNICIPAL SECURITIES TRUST
                                                     SERIES 31

                             SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                             --------------------------------------------------------


Date of Deposit*:  April 29, 1993                                Minimum Principal Distribution:
----------------                                                 ------------------------------
Principal Amount of Bonds....                $2,830,000             $1.00 per Unit.
-------------------------
Number of Units .............                3,160               Weighted Average Life to Maturity:
---------------                                                  ---------------------------------
Fractional Undivided Inter-                                         17.4 Years.
--------------------------
  est in Trust per Unit .....                1/3160              Minimum Value of Trust:
  ---------------------                                          ----------------------
Principal Amount of                                                 Trust may be terminated if value of
-------------------
  Bonds per Unit ............                $895.57                Trust is less than $1,600,00 in
  --------------
Secondary Market Public                                             principal amount of Bonds.
-----------------------
  Offering Price**                                               Mandatory Termination Date:
  --------------                                                 --------------------------
  Aggregate Bid Price                                               The earlier of December 31, 2042 or
    of Bonds in Trust .......                $2,668,106++           the disposition of the last Bond in
  Divided by 3,160 Units ....                $844.34                the Trust.
  Plus Sales Charge of 4.5%                                      Trustee***:  The Chase Manhattan
                                                                 -------
    of Public Offering Price.                $40.11                 Bank.
  Public Offering Price                                          Trustee's Annual Fee:  Monthly
                                                                 --------------------
    per Unit ................                $884.45+               plan $1.10 per $1,000; semi-annual
Redemption and Sponsor's                                            plan $.63 per $1,000; and annual plan
------------------------
  Repurchase Price                                                  is $.36 per $1,000.
  ----------------
  per Unit ..................                $844.34+            Evaluator:  Kenny S&P Evaluation
  --------                                                       ---------
                                                    +++             Services.
                                                    ++++         Evaluator's Fee for Each
Excess of Secondary Market                                          Evaluation:  Minimum of $8 plus $.25
--------------------------                                          ----------
  Public Offering Price                                             per each issue of Bonds in excess of
  ---------------------
  over Redemption and                                               50 issues (treating separate
  -------------------
  Sponsor's Repurchase                                              maturities as separate issues).
  --------------------
  Price per Unit ............                $40.11++++          Sponsor:  ING Funds Distributor, Inc.
  --------------                                                 -------
Difference between Public                                        Sponsor's Annual Fee:  Maximum of
-------------------------                                        --------------------
  Offering Price per Unit                                           $.25 per $1,000 principal amount of
  -----------------------
  and Principal Amount per                                          Bonds (see "Trust Expenses and
  ------------------------
  Unit Premium/(Discount) ...                $(11.12)               Charges" in Part B of this
  -----------------------
Evaluation Time:  4:00 p.m.                                         Prospectus).
---------------
  New York Time.


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option

Gross annual interest income# .........                        $49.49               $49.49               $49.49
Less estimated annual fees and
  expenses ............................                          2.25                 2.27                 1.38
Estimated net annual interest                                   _____                _____                _____
  income (cash)# ......................                        $47.24               $47.22               $48.11
Estimated interest distribution# ......                          3.93                23.60                48.11
Estimated daily interest accrual# .....                         .1312                .1311                .1336
Estimated current return#++ ...........                         5.34%                5.34%                5.44%
Estimated long term return++ ..........                         5.41%                5.41%                5.52%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15

176163.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999 may be reported in the Summary of Essential Information as if they had been distributed at year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $5.50 monthly, $9.43 semi-annually and $9.51 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                                Distributions of Interest           Principal
                                                               During the Period (per Unit)         During
                                                               ----------------------------
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual        Annual       Period
Period Ended              standing        Per Unit        Option          Option        Option      (Per Unit)
------------             ----------      ----------       -------         ------        ------      ----------

December 31, 1997               3,675       $1,038.12       $86.69          $54.85         $55.47        $  3.94
December 31, 1998               3,372          929.02        52.90           52.98          53.56         122.39
December 31, 1999               3,160          853.81        47.09           47.01          47.76            -0-
--------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176163.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*
------------------------

          The portfolio of the Trust consists of 8 issues representing obligations of issuers located in 7 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 47.0%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. All eight issues representing $2,830,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Center 1, Hospital 3, Power 1, Sewer 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1999, $1,500,000 (approximately 53.0% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 7.0% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 47.0% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
*        Changes in the Trust Portfolio:  From January 1, 2000 to March 15,
         ------------------------------
         2000, $80,000 of the principal amount of the Bond in portfolio no. 3 was sold and is no longer contained in the Trust. 73 Units were redeemed from the Trust.


** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

176163.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 31

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, Series 31, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 31 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                  Insured Municipal Securities Trust, Series 31

                                    Portfolio

                                December 31, 1999

                                                                                                      Redemption
              Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio    Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount          Name of Issuer and Title of Bonds       Ratings(1)   of Maturity(2)  Ref.-Refunding      Value (3)
------------ ------------ -------------------------------------------- ----------- -------------- -------------------- -------------

    1        $   500,000  St. Joseph Cnty. Ind. Hosp. Auth. Hosp.      AAA         6.250%         8/15/13 @ 100 S.F.    $   530,205
                          Rev. Bonds (Mem. Hosp. of So. Bend Prjt.)                8/15/2022      2/15/03 @ 102 Ref.
                          Series 1992 (MBIA Corp.)

    2            500,000  Mass St. Hlth. & Ed. Facs. Auth. Rev.        AAA         6.000          7/01/13 @ 100 S.F.        488,315
                          Bonds (Mass. Med. Schl. Rsrch. Prjt.)                    7/01/2023      7/01/02 @ 102 Ref.
                          Series A (Connie Lee)

    3            330,000  Coastal Bend Tx. Hlth. Facs. Dev. Corp.      AAA         6.000          11/15/14 @ 100 S.F.       347,338
                          Incarnate Word Hlth. Servs. Rev. Bonds                   11/15/2022     11/15/02 @ 102 Ref.
                          Series A (Financial Security)

    4            300,000  Seattle Wa. Muniplty. Of Metro. Seattle      AAA         5.700          No Sinking Fund           296,019
                          Swr. Rfndg. Rev. Bonds Series Y (Financial               1/01/2015      1/01/03 @ 102 Ref.
                          Guaranty)

    5            500,000  W.V. Wtr. Dev. Auth. Wtr. Dev. Rev. Rfndg.   AAA         5.750          11/01/24 @ 100 S.F.       472,770
                          Bonds (Loan Prgm. II) 1993 Series A-II                   11/01/2029     11/01/03 @ 102 Ref.
                          (Financial Security)

    6            500,000  Marshall Cnty. W.V. Poll. Cntrl. Rev.        AAA         5.900          No Sinking Fund           486,080
                          Bonds (Ohio Pwr. Co. Prjt.) Series D (MBIA               4/01/2022      4/01/03 @ 102 Ref.
                          Corp.)

    7             75,000  Birmingham--Jefferson Ala. Civic Cntr.       AAA         0.000          No Sinking Fund            17,403
                          Auth. (Jefferson Cnty. Ala.) Rev. Rfndg.                 9/01/2022      None
                          Bonds (MBIA Corp.)

    8            125,000  Pottstown Borough Auth. Montgomery Cnty.     AAA         0.000          No Sinking Fund            34,276
                          Penn. Gtd. Swr. Rev. Bonds Series 1991                   11/01/2020     None
                          (Financial Guaranty)

             ------------                                                                                              -------------
             $ 2,830,000  Total Investments (Cost $2,687,655)                                                           $ 2,672,406
             ============                                                                                              =============

See accompanying footnotes to portfolio and notes to financial statements.

                  Insured Municipal Securities Trust, Series 31

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized depreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                         $    31,692
Gross unrealized depreciation                             (46,941)
                                                     ---------------
Net unrealized depreciation                           $   (15,249)
                                                     ===============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 31

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $2,687,655)       $2,672,406

Other assets
   Accrued interest                                                    50,053
                                                                 ---------------
Total other assets                                                     50,053
                                                                 ---------------

Liabilities
   Advance from Trustee                                                24,408
                                                                 ---------------
Total liabilities                                                      24,408
                                                                 ---------------

Excess of other assets over total liabilities                          25,645
                                                                 ---------------

Net assets (3,160 units of fractional undivided
   interest outstanding, $853.81 per unit)                         $2,698,051
                                                                 ===============



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 31

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $    168,504       $  190,868           $   219,043

Expenses
Trustee's fees                                                   6,095            7,022                 7,557
Evaluator's fee                                                  2,249            2,436                 2,009
Sponsor's advisory fee                                             750              931                   986
                                                       ------------------ ------------------- ------------------
Total expenses                                                   9,094           10,389                10,552
                                                       ------------------ ------------------- ------------------

Net investment income                                          159,410          180,479               208,491

Realized and unrealized gain (loss)
Realized gain on investments                                     7,551           20,788                 8,117
Unrealized appreciation (depreciation) on investments
                                                              (259,417)          31,212               127,387
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (251,866)          52,000               135,504
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (92,456)        $232,479              $343,995
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 31

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                    $ 159,410          $      180,479      $      208,491
Realized gain on investments                                 7,551                  20,788               8,117
Unrealized appreciation (depreciation)
   on investments                                         (259,417)                 31,212             127,387
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                              (92,456)                232,479             343,995
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                          156,112                 185,636             207,834
Principal                                                       -                  422,037              14,874

Redemptions
Interest                                                     2,757                   3,890               2,326
Principal                                                  183,266                 303,374             191,332
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                        342,135                 914,937             416,366
                                                       ------------------ ------------------- ------------------

Total (decrease)                                          (434,591)               (682,458)            (72,371)

Net assets
Beginning of year                                        3,132,642               3,815,100           3,887,471
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $48,098, $47,557 and $56,604,
   respectively)                                        $2,698,051              $3,132,642          $3,815,100
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 31

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $    929.02        $  1,038.12         $  1,004.77
                                                       ------------------ ------------------- ------------------

Interest income                                                 51.59              54.16               58.07
Expenses                                                        (2.78)             (2.95)              (2.80)
                                                       ------------------ ------------------- ------------------
Net investment income                                           48.81              51.21               55.27
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments (1)                            (75.38)             13.23               37.74
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (26.57)             64.44               93.01
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     47.80              52.68               55.10
     Principal                                                   -                119.76                3.94
   for Redemptions
     Interest                                                     .84               1.10                 .62
                                                       ------------------ ------------------- ------------------
Total distributions                                             48.64             173.54               59.66
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    853.81            $929.02           $1,038.12
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

----------------
* Unless otherwise stated, based upon average units outstanding during the year of 3,266 ([3,160 + 3,372]/2) for 1999, 3,524 ([3,372 + 3,675]/2) for
     1998 and of 3,772 ([3,675 + 3,869]/2) for 1997.

**   Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 31

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, Series 31 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                  Insured Municipal Securities Trust, Series 31

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

                  Insured Municipal Securities Trust, Series 31

4. Trust Administration (continued)

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 212, 303 and 194 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,864, $3,541 and $3,676 and other expenses of $3,231, $3,481 and $3,881, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                          $    4,069,629
Less initial gross underwriting commission                          199,412
                                                            -------------------
                                                                  3,870,217

Accumulated cost of securities sold, matured or called           (1,200,713)
Net unrealized depreciation                                         (15,249)
Undistributed net investment income                                  48,098
Distributions in excess of proceeds from investments                 (4,302)
                                                            -------------------
Total                                                         $   2,698,051
                                                            ===================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $18,151.

                 Insured Municipal Securities Trust, Series 31

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 14



          The Trust is a unit investment trust designated Series 14 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax- exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

________________________________________________________________________________

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA"



176206.1
by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

          Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)



          Each Unit in the Trust represents a 1/5799th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


          Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks

176206.1
nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.



          All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 16.5% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 16.5%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 3.8% of the Public Offering Price, or 3.950% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $982.86 plus accrued interest of $5.92 under the monthly distribution plan, $10.43 under the semi-annual distribution plan and $10.57 under the annual distribution plan, for a total of $988.78, $993.29 and $993.43, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual

176206.1

Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi- annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")



          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.8% of the Public Offering Price (3.950% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

176206.1

                                    INSURED MUNICIPAL SECURITIES TRUST
                                        NEW YORK NAVIGATOR INSURED
                                                SERIES 14


                           SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                           --------------------------------------------------------



Date of Deposit*:  April 29, 1993                                 Weighted Average Life to
Principal Amount of Bonds ...                $5,860,000              Maturity:  12.4 Years.
Number of Units .............                5,799                Minimum Value of Trust:
Fractional Undivided Inter-                                          Trust may be terminated if
  est in Trust per Unit .....                1/5799                  value of Trust is less than
Principal Amount of                                                  $2,800,000 in principal amount
  Bonds per Unit ............                $1,010.52               of Bonds.
Secondary Market Public                                           Mandatory Termination Date:
  Offering Price**                                                   The earlier of December 31,
  Aggregate Bid Price                                                2042 or the disposition of the
    of Bonds in Trust .....                  $5,484,664++            last Bond in the Trust.
  Divided by 5,799 Units ....                $945.79              Trustee***:  The Chase Manhattan
  Plus Sales Charge of 3.8%                                          Bank.
    of Public Offering Price                 $37.07               Trustee's Annual Fee:  Monthly
  Public Offering Price                                              plan $1.04 per $1,000; semi-
    per Unit ................                $982.86+                annual plan $.56 per $1,000;
Redemption and Sponsor's                                             and annual plan is $.37 per
  Repurchase Price                                                   $1,000.
  per Unit ..................                $945.79+             Evaluator:  Kenny S&P Evaluation
                                                    +++              Services.
                                                    ++++          Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $8 plus
  Public Offering Price                                              $.25 per each issue of Bonds in
  over Redemption and                                                excess of 50 issues (treating
  Sponsor's Repurchase                                               separate maturities as separate
  Price per Unit ............                $37.07++++              issues).
Difference between Public                                         Sponsor:  ING Funds Distributor,
  Offering Price per Unit                                            Inc.
  and Principal Amount per                                        Sponsor's Annual Fee:  Maximum
  Unit Premium/(Discount) ...                $(27.66)                of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                          amount of Bonds (see "Trust
  New York Time.                                                     Expenses and Charges" in Part B
Minimum Principal Distribution:                                      of this Prospectus).
  $1.00 per Unit.









               PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
               ------------------------------------------------------------------


                                                  Monthly          Semi-Annual       Annual
                                                  Option             Option          Option
                                                  ------           -----------       ------


Gross annual interest income# .........           $55.74             $55.74          $55.74
Less estimated annual fees and
  expenses ............................             1.90               1.40              --
Estimated net annual interest                      ______             ______          ______
  income (cash)# ......................           $53.84             $54.34          $55.74
Estimated interest distribution# ......             4.48              27.17           55.74
Estimated daily interest accrual# .....            .1495              .1509           .1548
Estimated current return#++ ...........             5.48%              5.53%           5.67%
Estimated long term return++ ..........             5.30%              5.35%           5.33%
Record dates ..........................            1st of           Dec. 1 and        Dec. 1
                                                   each month       June 1
Interest distribution dates ...........            15th of          Dec. 15 and       Dec. 15
                                                   each month       June 15

                                       A-5


176206.1

                       Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $5.92 monthly, $10.43 semi-annually and $10.57 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                       FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                                    Distribu-
                                                           Distributions of Interest                tions of
                                                          During the Period (per Unit)              Principal
                                                          ----------------------------               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual        Annual       Period
Period Ended              standing        Per Unit        Option          Option        Option      (Per Unit)
------------             ----------      ----------       -------         ------        ------      ----------


December 31, 1997          6,740         $1,020.08        $54.50          $55.07          -            $2.81
December 31, 1998          6,133          1,023.40         54.11           54.66          -             4.48
December 31, 1999          5,799            955.92         54.23           54.78          -             2.63



-------------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176206.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999



DESCRIPTION OF PORTFOLIO*
------------------------


          The portfolio of the Trust consists of 9 issues representing obligations of 8 issuers located in the state of New York and one in Puerto Rico. The Sponsor has participated as a sole underwriter or manager, co- manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 30.0%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $695,000 of the principal amount of the Bonds are general obligation bonds. All seven of the remaining issues representing $5,165,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Facility 1, Commuter Facility 1, Hospital 3, Local Government Assistance 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1999 $2,520,000 (approximately 43.0% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $470,000 (approximately 8.0% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 57.0% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



_________________

* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, $85,000 of the principal amount of the Bond in portfolio no. 5 was sold and is no longer contained in the Trust. 60 Units were redeemed from the Trust.

** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry consitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

176206.1

                         Report of Independent Auditors

The Sponsor,  Trustee and  Certificateholders of
Insured  Municipal  Securities Trust, New York Navigator Insured Series 14

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New York Navigator Insured Series 14, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 14 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                                    Portfolio

                                December 31, 1999

                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------------------------------------------------------------------------------------------------------------------------------

     1        $1,050,000 N.Y. Local Gov. Asstnce Corp. (A Pub.        AAA         5.500%         4/01/17 @ 100 S.F.    $  977,781
                         Benefit Corp. of the State of N.Y.) Rev.                 4/01/2021      4/01/03 @ 102 Ref.
                         Rfndg. Bonds Series 1993B (MBIA Corp.)

     2           955,000 N.Y. State Med. Care Facs. Finc. Agncy.      AAA         6.375          2/15/11 @ 100 S.F.     1,006,580
                         Rev. Bonds Mental Hlth. Servs. Fac.                      8/15/2017      2/15/02 @ 102 Ref.
                         Series A (MBIA Corp.)


     2A           10,000 N.Y. State Med. Care Facs. Finc. Agncy.      AAA         6.375          2/15/11 @ 100 S.F.        10,315
                         Rev. Bonds Mental Hlth. Servs. Fac.                      8/15/2017      2/15/02 @ 102 Ref.
                         Series A (MBIA Corp.) (Unrefunded Balance)


     3           225,000 N.Y. State Med. Care Facs. Finc. Agncy.      AAA         6.375          No Sinking Fund          225,727
                         Hosp. & Nrsg. Home FHA-Insrd. Mtg.                       8/15/2029      8/15/02 @ 102 Ref.
                         Rev. Bonds Series 1992C (MBIA Corp.)


     4           555,000 N.Y. State Med. Care Facs. Finc. Agncy.      AAA         6.450          No Sinking Fund          592,379
                         Rev. Bonds Hosp. & Nrsg. Home                            2/15/2032      2/15/03 @ 102 Ref.
                         FHA-Insrd. Mtg. Loan Series D (MBIA Corp.)


     5           900,000 Metro. Trans. Auth. Commtr. Facs. 1987       AAA         6.000          7/01/17 @ 100 S.F.       908,865
                         Serv. Cntrct. Rev. Bonds Series 3                        7/01/2019      7/01/00 @ 100 Ref.
                         (MBIA Corp.)

     6            40,000 N.Y. City Genl. Oblig. Rev. Bonds Series A   AAA         6.500          No Sinking Fund           42,353
                         1993 (MBIA Corp.)                                        8/01/2014      8/01/02 @ 101.5 Ref.


     6A          595,000 N.Y. City Genl. Oblig. Rev. Bonds Series A   AAA         6.500          No Sinking Fund          625,238
                         1993 (MBIA Corp.) (Unrefunded Balance)                   8/01/2014      8/01/02 @ 101.5 Ref.


     7         1,000,000 N.Y. City Muni. Wtr. Finc. Auth. Wtr. &      AAA         5.500          6/15/18 @ 100 S.F.       934,810
                         Swr. Sys. Rev. Bonds Fiscal 1993                         6/15/2020      6/15/02 @ 100 Ref.
                         Series A (MBIA Corp.)


     8            60,000 Cmmnwlth. of P.R. Pub. Imprvmnt. Rfndg.      AAA         6.000          7/01/11 @ 100 S.F.        61,301
                         Rev. Genl. Oblig. Rev. Bonds                             7/01/2014      7/01/02 @ 101.5 Ref.
                         Series 1992 (MBIA Corp.)


     9           470,000 Glencove N.Y. Ind. Dev. Agncy. Civic Fac.    AAA         0.000          No Sinking Fund          127,807
                         Rev. Bonds (Regency at Glencove)                         10/15/2019     None
                         Series B (MBIA Corp.)

             -----------                                                                                             -------------
              $5,860,000 Total Investments (Cost $5,640,398)                                                           $5,513,156
             ===========                                                                                             =============


See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized depreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation              $      2,286
           Gross unrealized depreciation                  (129,528)
                                                   ------------------
           Net unrealized depreciation                $   (127,242)
                                                   ==================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $5,640,398) $    5,513,156

Other assets
   Accrued interest                                                 105,062
                                                            ------------------
Total other assets                                                  105,062
                                                            ------------------

Liabilities
   Advance from Trustee                                              74,821
                                                            ------------------
Total liabilities                                                    74,821
                                                            ------------------

Excess of other assets over total liabilities                        30,241
                                                            ------------------

Net assets (5,799 units of fractional undivided
   interest outstanding, $955.92 per unit)                   $    5,543,397
                                                            ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                             Statement of Operations


                                                       Year ended December 31,
                                             1999                1998               1997
                                         -------------------------------------------------------

Investment income
Interest                                  $    355,353       $  354,363           $   387,236

Expenses
Trustee's fees                                   8,362            9,274                 9,662
Evaluator's fee                                  2,250            2,435                 2,009
Sponsor's advisory fee                           1,540            1,685                 1,723
                                         -------------------------------------------------------
Total expenses                                  12,152           13,394                13,394
                                         -------------------------------------------------------

Net investment income                          343,201          340,969               373,842
                                         -------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain on investments                     3,268           26,656                (1,141)
Unrealized appreciation (depreciation)
   on investments                             (408,190)          23,107               239,172
                                         -------------------------------------------------------
Net gain (loss) on investments                (404,922)          49,763               238,031
                                         -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations              $    (61,721)      $  390,732         $     611,873
                                         =======================================================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ---------------------------------------------------------

Operations
Net investment income                                  $   343,201          $      340,969      $      373,842
Realized gain on investments                                 3,268                  26,656              (1,141)
Unrealized appreciation (depreciation)
   on investments                                         (408,190)                 23,107             239,172
                                                       ---------------------------------------------------------
Net increase (decrease)  in net assets resulting
   from operations                                         (61,721)                390,732             611,873
                                                       ---------------------------------------------------------

Distributions to certificateholders
Investment income                                          324,101                 339,098             371,940
Principal                                                   15,885                  27,624              19,054

Redemptions
Interest                                                     3,002                   6,751                 570
Principal                                                  328,395                 616,094              71,111
                                                       ---------------------------------------------------------
Total distributions and redemptions                        671,383                 989,567             462,675
                                                       ---------------------------------------------------------

Total increase (decrease)                                 (733,104)               (598,835)            149,198

Net assets
Beginning of year                                        6,276,501               6,875,336           6,726,138
                                                       ---------------------------------------------------------
End of year (including undistributed net investment
   income of $106,242, $90,144 and $95,024,
   respectively)                                       $ 5,543,397          $    6,276,501      $    6,875,336
                                                       =========================================================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ---------------------------------------------------------

Net asset value, beginning of year**                      $  1,023.40        $  1,020.08         $    987.54
                                                       ---------------------------------------------------------

Interest income                                                 59.56              55.05               57.15
Expenses                                                        (2.04)             (2.08)              (1.98)
                                                       ---------------------------------------------------------
Net investment income                                           57.52              52.97               55.17
                                                       ---------------------------------------------------------
Net gain or loss on investments (1)                            (67.52)              8.37               35.15
                                                       ---------------------------------------------------------
Total from investment operations                               (10.00)             61.34               90.32
                                                       ---------------------------------------------------------

Less distributions
   to Certificateholders
     Income                                                     54.32              52.68               54.89
     Principal                                                   2.66               4.29                2.81
   for Redemptions
     Interest                                                     .50               1.05                 .08
                                                       ---------------------------------------------------------
Total distributions                                             57.48              58.02               57.78
                                                       ---------------------------------------------------------
Net asset value, end of year**                            $    955.92        $  1,023.40         $  1,020.08
                                                       =========================================================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 5,966 ([5,799 + 6,133]/2) for 1999, 6,437 ([6,133 + 6,740]/2) for
    1998 and of 6,776 ([6,740 + 6,811]/2) for 1997.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New York Navigator Insured Series 14 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                    Notes to Financial Statements (continued)


4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 334, 607 and 71 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.37 to $1.04 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $4,186, $5,190 and $5,379 and other expenses of $4,176, $4,084 and $4,283, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                      $    7,148,916
Less initial gross underwriting commission                      350,297
                                                        -------------------
                                                              6,798,619

Accumulated cost of securities sold, matured or called       (1,205,730)
Net unrealized depreciation                                    (127,242)
Undistributed net investment income                             106,242
Distributions in excess of proceeds from investments            (28,492)
                                                        -------------------
Total                                                     $   5,543,397
                                                        ===================

                       Insured Municipal Securities Trust

                      New York Navigator Insured Series 14

                    Notes to Financial Statements (continued)


5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 7,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $47,509.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 10






          The Trust is a unit investment trust designated Series 10 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B . Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's

177333.1
                                       A-1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


          Each Unit in the Trust represents a 1/4027th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in

177333.1
                                       A-2

Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 98.4% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 9.0%; Financial Security Assurance Inc. ("Financial Security"), 30.2%; and MBIA Corp., 59.2%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price, or 5.042% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,005.34 plus accrued interest of $5.16 under the monthly distribution plan, $9.53 under the semi-annual distribution plan and $9.53 under the annual distribution plan, for a total of $1,010.50, $1,014.87 and $1,014.87, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated

177333.1
                                       A-3

Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)



          A schedule of cash flow projections is available from the Sponsor upon request.


                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi- annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.8% of the Public Offering Price (5.042% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)




177333.1
                                       A-4



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 10

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------


Date of Deposit*:  April 29, 1993                                 Minimum Principal Distribution:
Principal Amount of Bonds ...                $4,125,000              $1.00 per Unit.
Number of Units .............                4,027                Weighted Average Life to Maturity:
Fractional Undivided Inter-                                          15.8 Years.
  est in Trust per Unit .....                1/4027               Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if value of
  Bonds per Unit ............                $1,024.34               Trust is less than $2,400,000 in
Secondary Market Public                                              principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2042 or
    of Bonds in Trust .......                $3,853,222+++           the disposition of the last Bond in
  Divided by 4,027 Units ....                $956.85                 the Trust.
  Plus Sales Charge of 4.8%                                       Trustee***:  The Chase Manhattan
    of Public Offering Price                 $48.49                  Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ................                $1,005.34+              plan $1.02 per $1,000; semi-annual
Redemption and Sponsor's                                             plan $.54 per $1,000; and annual
  Repurchase Price                                                   plan is $.35 per $1,000.
  per Unit ..................                $956.85+             Evaluator:  Kenny S&P Evaluation
                                                    ++               Services.
                                                   +++              Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                              per each issue of Bonds in excess of
  over Redemption and                                                50 issues (treating separate
  Sponsor's Repurchase                                               maturities as separate issues).
  Price per Unit ............                $48.49++++           Sponsor:  ING Funds Distributor,
Difference between Public                                            Inc.
  Offering Price per Unit                                         Sponsor's Annual Fee:  Maximum of
  and Principal Amount per                                           $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ...                $(19.00)                Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                          Charges" in Part B of this
  New York Time.                                                     Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                              Monthly             Semi-Annual            Annual
                                                              Option                Option               Option
                                                              ------              -----------            ------

Gross annual interest income# .........                        $54.25               $54.25               $54.25
Less estimated annual fees and
  expenses ............................                          2.16                 1.56                 1.61
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $52.09               $52.69               $52.64
Estimated interest distribution# ......                          4.34                26.34                52.65
Estimated daily interest accrual# .....                         .1446                .1463                .1462
Estimated current return#++ ...........                         5.18%                5.24%                5.24%
Estimated long term return++ ..........                         5.10%                5.17%                5.16%
Record dates ..........................                        1st of             Dec. 1 and             Dec. 1
                                                               each month         June 1
Interest distribution dates ...........                        15th of            Dec. 15 and            Dec. 15
                                                               each month         June 15



177333.1
                                       A-5

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $5.16 monthly, $9.53 semi-annually and $9.53 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                  Distribu-
                                                           Distributions of Interest              tions of
                                                          During the Period (per Unit)            Principal
                                                          ----------------------------            During
                                         Net Asset*                       Semi-                     the
                         Units Out-        Value          Monthly         Annual       Annual     Period
Period Ended              standing        Per Unit        Option          Option       Option    (Per Unit)
------------             ----------      ----------       -------         ------       ------    ----------


December 31, 1997          5,865         $1,033.47        $53.19          $53.80        $53.88        $2.00
December 31, 1998          4,912          1,040.54         52.70           53.32         53.45         5.79
December 31, 1999          4,027            965.66         52.54           53.08         53.24         -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

177333.1
                                       A-6

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*
------------------------


          The portfolio of the Trust consists of 10 issues representing obligations of 9 issuers located in the state of New Jersey. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage revenue" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $65,000 of the principal amount of the Bonds is a general obligation bond. All nine of the remaining issues representing $4,060,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Capital Improvement 1, Public Facility 1, School 1, Sewer 3, Utility 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1999, $1,835,000 (approximately 44.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $340,000 (approximately 8.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 43.4% were purchased at a premium and approximately 12.1% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, the entire principal amount of the Bond in portfolio no. 3 was sold and is no longer contained in the Trust. 26 Units were redeemed from the Trust.


177333.1
                                                        A-7

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
   Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                                    Portfolio

                                December 31, 1999


                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                 Ratings    Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds          (1)       of Maturity     Ref.-Refunding      Value (3)
                                                                                       (2)
------------ ----------- -------------------------------------------- ----------- -------------- -------------------- -------------

     1         $750,000   Burlington Cnty. N.J. Evesham Muni.         AAA         5.550%         7/01/17 @ 100 S.F.     $  721,012
                            Utils. Auth. Rev. Bonds Series 1993B                  7/01/2018      7/01/03 @ 102 Ref.
                            (MBIA Corp.)

     2          625,000   Hoboken-Union City-Weehawken N.J. Swrge.    AAA         6.000          No Sinking Fund           640,012
                            Auth. Swr. Rev. Rfndg. Bond Series 1992               8/01/2012      8/01/02 @ 102 Ref.
                            (MBIA Corp.)

     3           30,000   Hudson Cnty. N.J. Improvement. Auth. Fac.   AAA         6.000          12/01/13 @ 100 S.F.        31,641
                           Lease Rev. Bonds (Hudson Cnty. Lease                   12/01/2025     12/01/02 @ 102 Ref.
                           Prjt.) Series 1992 (MBIA Corp.)

     4          500,000   Monmouth Cnty. N.J. Improvement Auth.       AAA         5.700          7/01/09 @ 100 S.F.        504,035
                           Governmental Loan Rev. Bonds Series                    4/15/2013      4/15/03 @ 102 Ref.
                           1993 (MBIA Corp.)

     5          500,000   No. Jersey Dstrct. Wtr. Supl. Commsn. of    AAA         6.000          7/01/13 @ 100 S.F.        501,390
                           the State of N.J. Wanaque So. Prjt.                    7/01/2021      7/01/03 @ 102 Ref.
                           Rev. Rfndg. Bonds Series 1993 (MBIA
                           Corp.)

     6          570,000   N.W. Bergen Cnty. N.J. Utils. Auth. Util.   AAA         6.000          7/15/10 @ 100 S.F.        584,256
                           Sys. Rev. Bonds (MBIA Corp.)                           7/15/2013      7/15/03 @ 102 Ref.

     7          745,000   Bd. of Ed. Twnshp. of Plumsted Schl.        AAA         5.500          No Sinking Fund           745,492
                           Dstrct. Ocean Cnty. N.J. Schl. Dstrct.                 4/15/2013      4/15/04 @ 100 Ref.
                           Rev. Bonds Series 1993 (MBIA Corp.)

     8           65,000   Cmmnwlth. of P.R. Pub. Imprvmnt. Rfndg.     AAA         6.000          7/01/11 @ 100 S.F.         66,410
                           Rev. Genl. Oblig. Rev. Bonds Series                    7/01/2014      7/01/02 @ 101.5 Ref.
                           1992A (MBIA Corp.)

     9          140,000   West N.Y., N.J. Muni. Utils. Auth. (Hudson  AAA         0.000          No Sinking Fund            38,944
                           Cnty. N.J.) Swr. Rev. Rfndg. Cap.                      12/15/2020     None
                           Apprec. Bonds Series 1991 (MBIA Corp.)

    10          200,000  West N.Y., N.J. Muni. Utils. Auth. (Hudson   AAA         0.000          No Sinking Fund            49,020
                            Cnty. N.J.) Swr. Rev. Rfndg. Cap.                     12/15/2022     None
                            Apprec. Bonds Series 1991 (MBIA Corp.)

             -----------                                                                                              -------------
             $4,125,000    Total Investments (Cost $3,919,064)                                                            $3,882,212
             ===========                                                                                              =============

See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                             Footnotes to Portfolio

                                December 31, 1999


1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of the bond.

3. At December 31, 1999, the net unrealized depreciation of all the bonds was comprised of the following:

         Gross unrealized appreciation                  $    18,584
         Gross unrealized depreciation                      (55,436)
                                                     ------------------

         Net unrealized depreciation                    $   (36,852)
                                                     ==================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues.



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                            Statements of Net Assets

                                December 31, 1999


Investments in securities,
   at market value (cost $3,919,064)                     $   3,882,212

Other assets
   Accrued interest                                             83,975
                                                             ---------
Total other assets                                              83,975
                                                             ---------
Liabilities
   Advance from Trustee                                         77,485
                                                             ---------
Total liabilities                                               77,485
                                                             ---------
Excess of other assets over total liabilities                    6,490
                                                             ---------
Net assets (4,027 units of fractional undivided
   interest outstanding, $965.66 per unit)               $   3,888,702
                                                             =========
---------------------------------------------------------====================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                             Statement of Operations


                                                                    Year ended December 31,
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Investment income
   Interest                                             $    242,156          $288,542         $331,042

Expenses
   Trustee's fees                                              6,395             7,623            7,947
   Evaluator's fee                                             2,250             2,436            2,009
   Sponsor's advisory fee                                      1,236             1,469            1,484
                                                     ------------------------------------------------------
Total expenses                                                 9,881            11,528           11,440
                                                     ------------------------------------------------------

Net investment income                                        232,275           277,014          319,602
                                                     ------------------------------------------------------

Realized and unrealized gain (loss)
   Realized gain on investments                               21,021            56,379              730
   Unrealized appreciation (depreciation)
     on investments                                         (342,480)            7,238          250,111
                                                     ------------------------------------------------------

   Net gain (loss) on investments                           (321,459)           63,617          250,841
                                                     ------------------------------------------------------

   Net increase (decrease) in net assets resulting
     from operations                                    $    (89,184)         $340,631         $570,443
                                                     ======================================================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                       Statement of Changes in Net Assets


                                                                    Year ended December 31,
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Operations
   Net investment income                                $     232,275       $   277,014      $   319,602
   Realized gain on investments                                21,021            56,379              730
   Unrealized appreciation (depreciation)
     on investments                                          (342,480)            7,238          250,111
                                                     ------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                          (89,184)          340,631          570,443
                                                     ------------------------------------------------------

Distributions to Certificateholders
   Investment income                                          220,851           274,162          317,323
   Principal                                                        -            29,650           11,888

Redemptions
   Interest                                                    18,348             9,474              570
   Principal                                                  894,049           977,524           78,293
                                                     ------------------------------------------------------
Total distributions and redemptions                         1,133,248         1,290,810          408,074
                                                     ------------------------------------------------------

Total increase (decrease)                                  (1,222,432)         (950,179)         162,369

Net assets
   Beginning of year                                        5,111,134         6,061,313        5,898,944
                                                     ------------------------------------------------------

   End of year (including undistributed net
     investment income of $66,057, $72,981 and
     $79,603, respectively)                             $   3,888,702        $5,111,134       $6,061,313
                                                     ======================================================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                    Year ended December 31,
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Net asset value, beginning of year**                    $  1,040.54         $1,033.47       $   992.42
                                                     ------------------------------------------------------

   Interest income                                            54.18             53.54            56.06
   Expenses                                                   (2.21)            (2.14)           (1.94)
                                                     ------------------------------------------------------
   Net investment income                                      51.97             51.40            54.12
                                                     ------------------------------------------------------
   Net gain or loss on investments(1)                        (73.33)            13.80            42.78
                                                     ------------------------------------------------------

Total from investment operations                             (21.36)            65.20            96.90
                                                     ------------------------------------------------------


Less distributions
   to Certificateholders
     Income                                                   49.41             50.87            53.74
     Principal                                                 -                 5.50             2.01
   for Redemptions
     Interest                                                  4.11              1.76              .10
                                                     ------------------------------------------------------

Total distributions                                           53.52             58.13            55.85
                                                     ------------------------------------------------------

Net assets value, end of year**                         $    965.66         $1,040.54        $1,033.47
                                                     ======================================================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 4,470 ([4,027 + 4,912]/2) for 1999, 5,389 ([4,912 + 5,865]/2) for
     1998 and of 5,905 ([5,865 + 5,944]/2) for 1997.

**   Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issued discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                    Notes to Financial Statements (continued)


4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other that those bonds sold in connection with redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 885, 953 and 79 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.02 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,487, $4,236 and $4,399 and other expenses of $2,908, $3,387 and $3,548, respectively. The other expenses include professional, printing and miscellaneous fees.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 10

                    Notes to Financial Statements (continued)


5. Net Assets

At December 31, 1999 the net assets of the Trust represented the interest of Certificateholders as follows:

  Original cost to Certificateholders                         $    6,128,286
  Less initial gross underwriting commission                         300,286
                                                           --------------------
                                                                   5,828,000
  Accumulated cost of securities sold, matured or called          (1,939,503)
  Net unrealized depreciation                                        (36,852)
  Undistributed net investment income                                 66,057
  Distributions in excess of proceeds from investments               (29,000)
                                                           --------------------
  Total                                                       $    3,888,702
                                                           ====================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $30,567.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 32

--------------------------------------------------------------------------------


     The Trust is a unit investment trust designated Series 32 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

     This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

     THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

     Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions


260501.1

("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

     Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


     Each Unit in the Trust represents a 1/2101st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

     INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 19.0%; Financial Guaranty Insurance Company ("Financial Guaranty"), 19.0%; and MBIA Corp., 62.2%.

     PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.7% of the Public Offering Price, or 3.842% of the net amount invested in Bonds per Unit.

260501.1

In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,023.39 plus accrued interest of $.64 under the monthly distribution plan and $5.29 under the semi-annual distribution plan, for a total of $1,024.03 and $1,028.68, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


     ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

     Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly and semi-annual distribution plans, see "Summary of Essential Information".)

     Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

     The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly and semi-annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

     A schedule of cash flow projections is available from the Sponsor upon request.

     DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly or semi-annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See

260501.1

"Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly and semi-annual interest distributions, see "Summary of Essential Information".)


     MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.7% of the Public Offering Price (3.842% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

260501.1

                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 32


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------



Date of Deposit*:  April 14, 1994                                      Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,115,000                   $1.00 per Unit.
Number of Units .............                2,101                     Weighted Average Life to
Fractional Undivided Inter-                                               Maturity:  10.8 Years.
  est in Trust per Unit .....                1/2101                    Minimum Value of Trust:  Trust
Principal Amount of                                                       may be terminated if value of
  Bonds per Unit ............                $1,006.66                    Trust is less than $1,200,000
Secondary Market Public                                                   in principal amount of Bonds.
  Offering Price**                                                     Mandatory Termination Date:
  Aggregate Bid Price                                                     The earlier of December 31,
    of Bonds in Trust .......                $2,070,800++                 2044 or the disposition of the
  Divided by 2,101 Units ....                $985.63                      last Bond in the Trust.
  Plus Sales Charge of 3.7%                                            Trustee***:  The Chase Manhattan
    of Public Offering Price                 $37.76                       Bank.
  Public Offering Price                                                Trustee's Annual Fee:  Monthly
    per Unit ...............                 $1,023.39+                   plan $1.39 per $1,000; and
Redemption and Sponsor's                                                  semi-annual plan $.94 per
  Repurchase Price                                                        $1,000.
  per Unit...................                $985.63+                  Evaluator:  Kenny S&P Evaluation
                                                    +++                   Services.
                                                    ++++               Evaluator's Fee for Each
Excess of Secondary Market                                                Evaluation:  Minimum of $3
  Public Offering Price                                                   plus $.25 per each issue of
  over Redemption and                                                     Bonds in excess of 50 issues
  Sponsor's Repurchase                                                    (treating separate maturities
  Price per Unit ............                $37.76++++                   as separate issues).
Difference between Public                                              Sponsor:  ING Funds
  Offering Price per Unit                                                Distributor, Inc.
  and Principal Amount per                                             Sponsor's Annual Fee:  Maximum
  Unit Premium/(Discount) ...                $16.73                       of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                               amount of Bonds (see "Trust
  New York Time.                                                          Expenses and Charges" in
                                                                          Part B of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                                        Monthly               Semi-Annual
                                                                        Option                  Option


Gross annual interest income# .........                                    $60.13                    $60.13
Less estimated annual fees and
  expenses ............................                                      2.45                      2.88
Estimated net annual interest                                               _____                    ______
  income (cash)# ......................                                    $57.68                    $57.25
Estimated interest distribution# ......                                      4.80                     28.62
Estimated daily interest accrual# .....                                     .1602                     .1590
Estimated current return#++ ...........                                     5.64%                     5.59%
Estimated long term return++ ..........                                     5.24%                     5.20%
Record dates ..........................                                 1st of                     Dec. 1 and
                                                                        each month                 June 1
Interest distribution dates ...........                                 15th of                    Dec. 15 and
                                                                        each month                 June 15


260501.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.64 monthly and $5.29 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual option due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds
     (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                             Distributions of Interest              Principal
                                                            During the Period (per Unit)            During
                                         Net Asset*                               Semi-             the
                         Units Out-        Value                Monthly           Annual            Period
Period Ended              standing        Per Unit              Option            Option            (Per Unit)
------------             ----------      ----------             -------           ------            ----------


December 31, 1997        2,369           $1,050.83             $58.57            $58.06               $25.65
December 31, 1998        2,220            1,063.62              56.48             56.13                  -0-
December 31, 1999        2,101              988.95              56.50             56.04                  -0-



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

260501.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999



DESCRIPTION OF PORTFOLIO*


     The portfolio of the Trust consists of 6 issues representing obligations of issuers located in 4 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 14.2% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the Bonds representing $800,000 of the aggregate principal amount of the Bonds are general obligation bonds. Four issues representing $1,315,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric 1, Hospital 1, Jails 1 and Sewer 1. For an explanation of the significance of these factors see "The Trust-- Portfolio" in Part B of this Prospectus.

     As of December 31, 1999, $1,000,000 (approximately 47.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 18.9% were purchased at a premium and 33.8% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


     None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, $100,000 of the principal amount of the Bond in portfolio no. 2 was sold and is no longer contained in the Trust. 59 Units have been redeemed from the Trust.

260501.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 32

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, Series 32, including the portfolio, as of December 31, 1999 and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for the two year period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 32at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.




/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                  Insured Municipal Securities Trust, Series 32

                                    Portfolio

                                December 31, 1999


                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings(1)   of Maturity(2)  Ref.-Refunding      Value (3)
------------ ----------- -------------------------------------------- ----------- -------------- -------------------- -------------

     1        $  300,000 Ill. Hlth. Fac. Auth. Rev. Bds., Series      AAA         5.000          8/15/05 @ 100 S.F.     $  249,198
                         1993                                                     8/15/2022      8/15/03 @ 102 Ref.
                         (The Children's Memorial Hosp.) (MBIA
                         Corp.)

     2           400,000 Rgnl. Trans. Auth. III. Cook, DuPage, Kane,  AAA         6.500          6/01/04 @ 100 S.F.        423,936
                         Lake, McHenry and Will Counties Gen. Oblig.              6/01/2015      6/01/02 @ 102 Ref.
                         Series 1992 A (AMBAC)

     3           400,000 City of Chicago Genl. Oblig. Bds. Pjct.      AAA         5.500          1/01/19 @ 100 S.F.        366,200
                         Series 1993                                              1/01/2024      1/01/04 @ 102 Ref.
                         (Financial Guaranty)

     4           315,000 Piedmont Muni. Pwr. Agncy. (S.C.) Elec.      AAA         6.300          1/01/05 @ 100 S.F.        334,977
                         Rev.                                                     1/01/2022      1/01/03 @ 102 Ref.
                         Bds., 1992 Rfndg. Series (MBIA Corp.)

     5           300,000 Charleston Cnty. S.C. Charleston Pub.        AAA         6.100          6/01/06 @ 100 S.F.        313,062
                         Facs. Corp.                                              6/01/2011      6/01/04 @ 102 Ref.
                         Rfndg. Certs. of Part. Series 1994 (MBIA
                         Corp.)

     6           400,000 Muncplty of Metro. Seattle (Seattle, WA)     AAA         6.300          1/01/05 @ 100 S.F.        424,788
                         Swr. Rev.                                                1/01/2033      1/01/03 @ 102 Ref.
                         Bds., Series W (MBIA Corp.)

             -----------                                                                                              -------------
              $2,115,000 Total Investments (Cost $2,027,685)                                                            $2,112,161
             ===========                                                                                              =============


See accompanying footnotes to portfolio and notes to financial statements.

                  Insured Municipal Securities Trust, Series 32

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                         $    84,476
Gross unrealized depreciation                                   -
                                                    ------------------
Net unrealized appreciation                           $    84,476
                                                    ==================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 32

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $2,027,685)   $    2,112,161
Other assets:
   Accrued interest                                                    42,881
                                                               -----------------
Total other assets                                                     42,881
                                                               -----------------

Liabilities:
   Advance from Trustee                                                77,252
                                                               -----------------
Total liabilities                                                      77,252
                                                               -----------------

Excess of liabilities over total other assets                         (34,371)
                                                               -----------------

Net assets (2,101 units of fractional undivided
   interest outstanding, $988.95 per unit)                     $    2,077,790
                                                               =================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 32

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $    129,695       $  134,737           $   161,784

Expenses
Trustee's fees                                                   5,367            4,687                 6,810
Evaluator's fee                                                    880              953                   753
Sponsor's advisory fee                                             548              584                   729
                                                       ------------------ ------------------- ------------------
Total expenses                                                   6,795            6,224                 8,292

Net investment income                                          122,900          128,513               153,492

Realized and unrealized gain (loss)
Realized gain on investments                                     4,102           11,104                37,857
Unrealized appreciation (depreciation)
   on investments                                             (166,594)          19,426                38,788
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (162,492)          30,530                76,645
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (39,592)      $  159,043         $     230,137
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 32

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                    $      122,900     $      128,513      $      153,492
Realized gain on investments                                      4,102             11,104              37,857
Unrealized appreciation (depreciation)
   on investments                                              (166,594)            19,426              38,788
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (39,592)           159,043             230,137
                                                       ------------------ ------------------- ------------------

Distributions to certificateholders
Investment income                                               124,070            128,439             157,138
Principal                                                                                -              62,168

Redemptions
Interest                                                            465                894               1,020
Principal                                                       119,322            157,887             572,672
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             243,857            287,220             792,998
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (283,449)          (128,177)           (562,861)

Net assets
Beginning of year                                             2,361,239          2,489,416           3,052,277
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $6,991, $8,626 and $9,446, respectively)
                                                         $    2,077,790     $    2,361,239      $    2,489,416
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 32

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------


Net asset value, beginning of year**                      $  1,063.62        $  1,050.83         $  1,046.38
                                                       ------------------ ------------------- ------------------

Interest income                                                 60.03              58.71               61.21
Expenses                                                        (3.15)             (2.71)              (3.14)
                                                       ------------------ ------------------- ------------------
Net investment income                                           56.88              56.00               58.07
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments (1)                            (73.91)             13.14               29.74
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (17.03)             69.14               87.81
                                                       ------------------ ------------------- ------------------

Less distributions:
   To Certificateholders
     Income                                                     57.42              55.96               59.45
   Principal
     For redemptions                                             -                  -                  23.52
   Interest                                                       .22                .39                 .39
                                                       ------------------ ------------------- ------------------
Total distributions                                             57.64              56.35               83.36
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    988.95        $  1,063.62         $  1,050.83
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

----------------

* Unless otherwise stated, based upon average units outstanding during the year of 2,161 ([2,101 + 2,220]/2) for 1999, 2,295 ([2,220 +2,369]/2) for
     1998 and of 2,643 ([2,369 + 2,917]/2) for 1997.

**   Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 32

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, Series 32 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                  Insured Municipal Securities Trust, Series 32

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                  Insured Municipal Securities Trust, Series 32

4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 119, 149 and 548 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.94 to $1.39 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,800, $3,128 and $3,556 and other expenses of $2,567, $1,559 and $3,254 respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                     $    3,073,400
Less initial gross underwriting commission                     150,597
                                                       -------------------
                                                             2,922,803

Accumulated cost of securities sold, matured or called        (895,118)
Net unrealized appreciation                                     84,476
Undistributed net investment income                              6,991
Distributions in excess of proceeds from investments           (41,362)
                                                       -------------------
Total                                                    $   2,077,790
                                                       ===================

                  Insured Municipal Securities Trust, Series 32

5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 16


________________________________________________________________________________



          The Trust is a unit investment trust designated Series 16 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax- exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

________________________________________________________________________________

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of McGraw-Hill Companies.

260503.1
                                       A-1

All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

          Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)



          Each Unit in the Trust represents a 1/2520th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


          Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made

260503.1
                                       A-2
herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.



          All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 54.0% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 17.7%; and MBIA Corp., 36.3%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.9% of the Public Offering Price, or 5.152% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $992.27 plus accrued interest of $.58 under the monthly distribution plan and $5.03 under the semi-annual distribution plan, for a total of $992.85 and $997.30, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly or semi-annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on

260503.1
                                       A-3

Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly or semi-annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly or semi-annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders-- Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly and semi-annual interest distributions, see "Summary of Essential Information.")



          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.9% of the Public Offering Price (5.152% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


260503.1
                                       A-4




                                  INSURED MUNICIPAL SECURITIES TRUST
                                        NEW YORK NAVIGATOR INSURED
                                             SERIES 16

                          SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                          --------------------------------------------------------


Date of Deposit*:  April 14, 1994                                 Weighted Average Life to
Principal Amount of Bonds ...                $2,480,000              Maturity:  16.2 Years.
Number of Units .............                2,520                Minimum Value of Trust:
Fractional Undivided Inter-                                          Trust may be terminated if
  est in Trust per Unit .....                1/2520                  value of Trust is less than
Principal Amount of                                                  $1,200,000 in principal amount
  Bonds per Unit ............                $984.13                 of Bonds.
Secondary Market Public                                           Mandatory Termination Date:
  Offering Price**                                                   The earlier of December 31,
  Aggregate Bid Price                                                2044 or the disposition of the
    of Bonds in Trust .......                $2,379,244+++           last Bond in the Trust.
  Divided by 2,520 Units ....                $944.14              Trustee***:  The Chase Manhattan
  Plus Sales Charge of 4.9%                                         Bank.
    of Public Offering Price.                $48.13               Trustee's Annual Fee:  Monthly
  Public Offering Price                                              plan $1.40 per $1,000; and
    per Unit ................                $992.27                 semi-annual plan $.95 per
Redemption and Sponsor's                                             $1,000.
  Repurchase Price                                                Evaluator:  Kenny S&P Evaluation
  per Unit ..................                $944.14+                Services.
                                                    +++           Evaluator's Fee for Each
                                                    ++++             Evaluation:  Minimum of $3 plus
Excess of Secondary Market                                           $.25 per each issue of Bonds in
  Public Offering Price                                              excess of 50 issues (treating
  over Redemption and                                                separate maturities as separate
  Sponsor's Repurchase                                               issues).
  Price per Unit ............                $48.13+++            Sponsor:  ING Funds Distributor,
Difference between Public                                             Inc.
  Offering Price per Unit                                         Sponsor's Annual Fee:  Maximum of
  and Principal Amount per                                           $.25 per $1,000 principal
  Unit Premium/(Discount) ...                $8.14                   amount of Bonds (see "Trust
Evaluation Time:  4:00 p.m.                                          Expenses and Charges" in Part B
  New York Time.                                                     of this Prospectus).
Minimum Principal Distribution:
  $1.00 per Unit.






                        PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
                        ------------------------------------------------------------------

                                                        Monthly         Semi-Annual
                                                        Option            Option
                                                        ------          -----------

Gross annual interest income# .........                 $54.80               $54.80
Less estimated annual fees and
  expenses ............................                  (2.05)               (1.62)
Estimated net annual interest                            ______               ______
  income (cash)# ......................                  $52.75               $53.18
Estimated interest distribution# ......                    4.40                26.59
Estimated daily interest accrual# .....                   .1465                .1477
Estimated current return#++ ...........                   5.32%                5.36%
Estimated long term return++ ..........                   5.31%                5.36%
Record dates ..........................                  1st of              Dec. 1 and
                                                         each month          June 1
Interest distribution dates ...........                  15th of             Dec. 15 and
                                                         each month          June 15



260503.1
                                       A-5

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.



  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.58 monthly and $5.03 semi-annually.



  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual option due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                                FINANCIAL AND STATISTICAL INFORMATION
                               Selected data for each Unit outstanding for the periods listed below:


                                                                                          Distribu-
                                                      Distributions of Interest           tions of
                                                      During the Period (per Unit)        Principal
                                                      ----------------------------        During
                                         Net Asset*                     Semi-                the
                         Units Out-        Value           Monthly      Annual             Period
Period Ended              standing        Per Unit         Option       Option            (Per Unit)
------------             ----------      ----------        -------      ------            ----------

December 31, 1997            2,986        $1,044.10        $55.44       $55.90                  -0-
December 31, 1998            2,755         1,051.57         54.39        54.93               $ 5.15
December 31, 1999            2,520           947.87         53.71        54.08                15.88




--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

260503.1
                                       A-6

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999



DESCRIPTION OF PORTFOLIO
------------------------

          The portfolio of the Trust consists of 8 issues representing obligations of 8 issuers located in the state of New York and one in Puerto Rico. The Sponsor has participated as a sole underwriter or manager, co- manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 4.0% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $290,000 of the principal amount of the Bonds are general obligation bonds. All six of the remaining issues representing $2,190,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge & Tunnel 1, Hospital 1, Local Government Assistance 1, University 1, Urban Development Corp. 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1999, $2,190,000 (approximately 88.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 11.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



260503.1
                                       A-7

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator Insured Series 16

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New York Navigator Insured Series 16, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 16 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                                    Portfolio

                                December 31, 1999

                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------ ----------- -------------------------------------------- ----------- -------------- -------------------- -------------

     1        $ 500,000  N.Y. St. Dorm. Auth. Rev. Mt. Sinai Sch.        AAA      5.000%         No Sinking fund       $ 442,815
                         of Med. (MBIA Corp.)                                     7/01/2016      7/01/04 @ 102 Ref.

     2          100,000  N.Y. St. Dorm. Auth. Revs. Univ.                AAA      5.500          7/01/18 @ 100 S.F.       92,866
                         Rochester - Strong Mem. Hosp. (MBIA Corp.)               7/01/2021      7/01/04 @ 102 Ref.

     3          500,000  N.Y. St. Loc. Govt. Asst. Corp. Rfndg. Rev.     AAA      5.500          4/01/20 @ 100 S.F.      462,930
                         Series A (MBIA Corp.)                                    4/01/2023      4/01/04 @ 101.5 Ref.

     4          400,000  N.Y. St. U.D.C. Youth Fac. (MBIA Corp.)         AAA      5.700          4/01/10 @ 100 S.F.      400,084
                                                                                  4/01/2014      4/01/04 @ 102 Ref.

     5           40,000  The City of N.Y. Genl. Oblig. Bonds Fiscal      AAA      7.000          No Sinking Fund          42,872
                         1993 Series B (MBIA Corp.)                               10/01/2009     10/01/02 @ 101.5 Ref.

     6          250,000  N.Y. City Genl. Oblig. Rev. Bonds 1994          AAA      5.375          No Sinking Fund         226,127
                         Series C (MBIA Corp.)                                    10/01/2022     10/01/03 @ 101.5 Ref.

     7          250,000  N.Y. City Muni. Wtr. Finc. Auth. Wtr. &         AAA      6.750          No Sinking Fund         258,663
                         Swr. Sys. Rev. Rfndg. Bonds (MBIA Corp.)                 6/15/2017      6/15/01 @ 101 Ref.


     8          340,000  Trib Brdg. & Tnnl. Auth. Rev. Rfndg. Spec.      AAA      5.500          1/01/16 @ 100 S.F.      346,045
                         Oblig. Series 1992 (MBIA Corp.)                          1/01/2017      1/01/02 @ 100 Ref.


    8A          100,000  Trib Brdg. & Tnnl. Auth. Rev. Rfndg. Spec.      AAA      6.500          1/01/16 @ 100 S.F.       95,023
                         Oblig. Series 1992 (MBIA Corp.) Unrefunded Balance       1/01/2017      1/01/02 @ 100 Ref.


             -----------                                                                                              -------------
              $2,480,000 Total Investments (Cost $2,282,927)                                                           $2,367,425
             ===========                                                                                              =============

See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                             Footnotes to Portfolio


1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

          Gross unrealized appreciation                        $    84,517
          Gross unrealized depreciation                                (19)
                                                               ----------------
          Net unrealized appreciation                          $    84,498
                                                               ================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $2,282,927)    $    2,367,425

Other assets
   Accrued interest                                                     45,234
                                                              ------------------
Total other assets                                                      45,234
                                                              ------------------

Liabilities
   Advance from Trustee                                                 24,025
                                                              ------------------
Total liabilities                                                       24,025
                                                              ------------------

Excess of other assets over total liabilities                           21,209
                                                              ------------------

Net assets (2,520 units of fractional undivided
   interest outstanding, $947.87 per unit)                      $    2,388,634
                                                              ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $    148,208      $   158,328           $   172,987
                                                       ------------------ ------------------- ------------------

Expenses
Trustee's fees                                                   4,654            5,477                 5,615
Evaluator's fee                                                    879              951                   751
Sponsor's advisory fee                                             689              750                   750
                                                       ------------------ ------------------- ------------------
Total expenses                                                   6,222            7,178                 7,116
                                                       ------------------ ------------------- ------------------

Net investment income                                          141,986          151,150               165,871

Realized and unrealized gain (loss)
Realized gain on investments                                    10,399           10,964                     -
Unrealized appreciation (depreciation) on investments         (239,319)          27,056               111,104
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (228,920)          38,020               111,104
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (86,934)     $   189,170           $   276,975
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                    $ 141,986          $     151,150       $     165,871
Realized gain on investments                                10,399                 10,964                   -
Unrealized appreciation (depreciation) on investments     (239,319)                27,056             111,104
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             (86,934)                189,170             276,975
                                                       ------------------ ------------------- ------------------

Distributions to certificateholders
Investment income                                         142,911                 151,853             166,309
Principal                                                  41,503                  14,188                   -

Redemptions
Interest                                                    1,276                   1,537                   -
Principal                                                 235,818                 242,201                   -
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                       421,508                 409,779             166,309
                                                       ------------------ ------------------- ------------------

Total increase (decrease)                                (508,442)               (220,609)            110,666

Net assets
Beginning of year                                       2,897,076               3,117,685           3,007,019
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $9,390, $11,591 and $13,831,
   respectively)                                       $2,388,634           $   2,897,076       $   3,117,685
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $  1,051.57       $   1,044.10        $   1,007.04
                                                       ------------------ ------------------- ------------------

Interest income                                                 56.18              55.15               57.93
Expenses                                                        (2.36)             (2.50)              (2.38)
                                                       ------------------ ------------------- ------------------
    Net investment income                                       53.82              52.65               55.55
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments(1)                             (87.14)             13.19               37.21
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (33.32)             65.84               92.76
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     54.17              52.89               55.70
     Principal                                                  15.73               4.94                    -
   for Redemptions
     Interest                                                     .48                .54                    -
                                                       ------------------ ------------------- ------------------
Total distributions                                             70.38              58.37               55.70
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    947.87       $   1,051.57        $   1,044.10
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,638 ([2,520 + 2,755]/2) for 1999, 2,871 ([2,755 + 2,986]/2) for
     1998 and of 2,986 ([2,986 + 2,986]/2) for 1997.

**   Based upon actual units outstanding.

The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New York Navigator Insured Series 16 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                    Notes to Financial Statements (continued)


4. Trust Administration (continued)

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 235, 231 and 0 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.95 to $1.40 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,713, $3,411 and $3,425 and other expenses of $1,941, $2,066 and $2,190, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                        $    2,966,462
Less initial gross underwriting commission                        145,357
                                                         --------------------
                                                                2,821,105

Accumulated cost of securities sold, matured or called          (538,178)
Net unrealized appreciation                                        84,498
Undistributed net investment income                                 9,390
Undistributed proceeds from investments                            11,819
                                                         --------------------
Total                                                       $   2,388,634
                                                         ====================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 16

                    Notes to Financial Statements (continued)


6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 12


--------------------------------------------------------------------------------



     The Trust is a unit investment trust designated Series 12 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

     This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

     THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and

260504.1
not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

     Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


     Each Unit in the Trust represents a 1/1901st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

     INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


     Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

     None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that

                                       A-2
260504.1
subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


     All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 56.9% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 29.0%; and MBIA Corp., 27.9%.

     PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,008.06 plus accrued interest of $.59 under the monthly distribution plan and $5.10 under the semi-annual distribution plan, for a total of $1,008.65 and $1,013.16, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


     ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

     Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

     Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

     The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will

                                       A-3
260504.1
vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

     A schedule of cash flow projections is available from the Sponsors upon request.

     DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


     MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
260504.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 12


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------




Date of Deposit*:  April 14, 1994                                 Minimum Principal Distribution:
Principal Amount of Bonds ...                $1,830,000              $1.00 per Unit.
Number of Units .............                1,901                Weighted Average Life to Maturity:
Fractional Undivided Inter-                                          21.2 Years.
  est in Trust per Unit .....                1/1901               Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if value of
  Bonds per Unit ............                $962.65                 Trust is less than $1,200,000 in
Secondary Market Public                                              principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2044 or
    of Bonds in Trust .......                $1,810,922+++           the disposition of the last Bond in
  Divided by 1,901 Units ....                $952.62                 the Trust.
  Plus Sales Charge of 5.5%                                       Trustee***:  The Chase Manhattan
    of Public Offering Price                 $55.44                 Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ................                $1,008.06+              plan $1.41 per $1,000 and semi-
Redemption and Sponsors'                                             annual plan $.96 per $1,000.
  Repurchase Price                                                Evaluator:  Kenny S&P Evaluation
  per Unit ..................                $952.62+                Services.
                                                    +++           Evaluator's Fee for Each
                                                    ++++             Evaluation:  Minimum of $3 plus $.25
Excess of Secondary Market                                           per each issue of Bonds in excess of
  Public Offering Price                                              50 issues (treating separate
  over Redemption and                                                maturities as separate issues).
  Sponsors' Repurchase                                            Sponsor:  ING Funds Distributor,
  Price per Unit ............                $55.44++++              Inc.
Difference between Public                                         Sponsors' Annual Fee:  Maximum of
  Offering Price per Unit                                            $.25 per $1,000 principal amount of
  and Principal Amount per                                           Bonds (see "Trust Expenses and
  Unit Premium/(Discount) ...                $45.41                  Charges" in Part B of this
Evaluation Time:  4:00 p.m.                                          Prospectus).
  New York Time.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                             Monthly          Semi-Annual
                                                             Option             Option


Gross annual interest income# .........                        $56.24               $56.24
Less estimated annual fees and
  expenses ............................                          2.74                 2.21
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $53.50               $54.03
Estimated interest distribution# ......                          4.45                27.01
Estimated daily interest accrual# .....                         .1486                .1500
Estimated current return#++ ...........                         5.31%                5.36%
Estimated long term return++ ..........                         5.22%                5.27%
Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15


                                       A-5
260504.1

                  Footnotes to Summary of Essential Information


     * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


    ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


   *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
          1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


     + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.59 monthly and $5.10 semi-annually.


    ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

   +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

  ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

     # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                             Distributions of InterestPrincipal     tions of
                                                               During the Period (per Unit)         During
                                         Net Asset*                                 Semi-           the
                         Units Out-        Value                   Monthly          Annual          Period
Period Ended              standing        Per Unit                 Option           Option          (Per Unit)
                         ----------      ----------                -------          ------          ----------

December 31, 1997        2,819           $1,052.74                 $56.49           $57.00          $ 7.66
December 31, 1998        2,643            1,051.94                  55.72            56.23           14.44
December 31, 1999        1,901              957.06                  54.57            55.00           15.74


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.



                                       A-6
260504.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999



DESCRIPTION OF PORTFOLIO*
------------------------


     The portfolio of the Trust consists of 9 issues representing obligations of 7 issuers located in the state of New Jersey and one in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co- manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; two are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage revenue" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. All nine issues representing $1,830,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric and Gas 1, Hospital 2, Port Authority 1, Public Building 2, School 1, Turnpike 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

     As of December 31, 1999, $975,000 (approximately 53.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. 35.0% of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 11.7% were purchased at a premium and none was purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


     Portfolio No. 5 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, $65,000 of the principal amount of the Bond in portfolio no. 4 was sold and is no longer contained in the Trust. 55 Units were redeemed from the Trust.


                                       A-7
260504.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust New Jersey Navigator Insured Series 12, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                                    Portfolio

                                December 31, 1999


                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                             >
    1         $ 395,000  N. J. Hlth. Care Facs. Fincg. Auth. Rev.     AAA         6.000%         7/01/05 @ 100 S.F.    $ 395,056
                         Bonds Centrastate Med. Cntr. Issue Series                7/01/2021      7/01/01 @ 100 Ref.
                         A (MBIA Corp.)

    2           135,000  N. J. Hlth. Care Facs. Rev. Riverview        AAA         5.500          7/01/17 @ 100 S.F.      128,241
                         Hosp. 1994 Series (MBIA Corp.)                           7/01/2018      7/01/04 @ 102 Ref.

    3            55,000  N. Y. & N. J. Port Auth. Cnsldtd. Rev.       AAA         6.500          11/01/13 @ 100 S.F.      56,690
                         Bonds Seventy-Sixth Series 1993 (MBIA                    11/01/2026     11/01/01 @ 101 Ref.
                         Corp.)

    4           160,000  N. J. Trnpke. Auth. Rev. Bonds Series        AAA         6.500          1/01/12 @ 100 S.F.      174,005
                         1991C                                                    1/01/2016      None
                         (MBIA Corp.)

    5           175,000  Monmouth Co. Imprvmt. Auth. (Monmouth Co.,   AAA         5.550          2/15/14 @ 100 S. F.     169,244
                         N. J.) Rev. Bonds Series 1993 (Millstone                 2/15/2018      2/15/03 @ 102 Ref.
                         Twnshp. Brd. of Ed. Pjct.)  (MBIA Corp.)

    6           110,000  No. Jersey Dstrct. Wtr. Supl. Commsn. of     AAA         6.000          7/01/13 @ 100 S. F.     110,305
                         the State of N.J. Wanaque So. Prjt. Rev.                 7/01/2021      7/01/03 @ 102 Ref.
                         Rfndg. Bonds Series 1993 (MBIA Corp.)

    7           400,000  Poll. Cntrl. Fncg. Auth of Salem Cnty. (N.   AAA         5.700          5/01/06 @ 100 S. F.     383,656
                         J.) Poll. Cntrl. Rev. Rfndg. Bonds 1993A                 5/01/2028      5/01/03 @ 102 Ref.
                         (Pub. Serv. Elec. & Gas Co. Prjt.) (MBIA
                         Corp.)

    8           280,000  P.R. Pub. Bldgs. Auth. Pub Ed. & Hlth.       AAA         5.750          7/01/11 @ 100 S. F.     281,307
                         Facs. Rev. Rfndg. Bonds Gtd. By the                      7/01/2015      7/01/03 @ 101.5 Ref.
                         Commonwlth. of P. R. Series L (MBIA Corp.)

    9           120,000  P. R. Pub. Bldgs. Auth. Pub. Ed. & Hlth      AAA         5.500          7/01/17 @ 100 S. F.     113,358
                         Facs. Rev. Rfndg. Bonds Gtd. By the                      7/01/2021      701/03 @ 101.5 Ref.
                         Commonwlth. of P. R. Series M (MBIA Corp.)

             -----------                                                                                              -------------
              $1,830,000 Total Investments (Cost $1,763,053)                                                           $1,811,862
             ===========                                                                                              =============


See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

     Gross unrealized appreciation                            $      48,809
     Gross unrealized depreciation                                        -
                                                            -----------------
     Net unrealized appreciation                              $      48,809
                                                            =================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                             Statement of Net Assets

                                December 31, 1999


Investments in Securities, at market value (cost $1,763,053)     $   1,811,862

Other assets
   Accrued interest                                                     43,477
                                                              ------------------
Total other assets                                                      43,477
                                                              ------------------

Liabilities
   Advance from Trustee                                                 35,968
                                                              ------------------
Total liabilities                                                       35,968
                                                              ------------------

Excess of other assets over total liabilities                            7,509
                                                              ------------------

Net assets (1,901 units of fractional undivided
   interest outstanding, $957.06 per unit)                       $   1,819,371
                                                              ==================


The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                             Statement of Operations

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------
Investment income
Interest                                                  $    119,136       $    160,382        $    168,696

Expenses
Trustee's fees                                                   4,404              5,243               5,349
Evaluator's fee                                                    881                954                 753
Sponsor's advisory fee                                             650                701                 726
                                                       ------------------ ------------------- ------------------
Total expenses                                                   5,935              6,898               6,828
                                                       ------------------ ------------------- ------------------

Net investment income                                          113,201            153,484             161,868
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain on investments                                    56,397             12,126               2,626
Unrealized appreciation (depreciation)
   on investments                                             (216,522)            25,550              96,867
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (160,125)            37,676              99,493
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (46,924)      $    191,160        $    261,361
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                       Statement of Changes in Net Assets

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------
Operations
Net investment income                                     $    113,201       $    153,484        $   161,868
Realized gain on investments                                    56,397             12,126              2,626
Unrealized appreciation (depreciation)
   on investments                                             (216,522)            25,550             96,867
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                  (46,924)           191,160            261,361
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                              113,456            154,626            162,684
Principal                                                       31,170             39,039             21,805

Redemptions
Interest                                                         4,261                470                116
Principal                                                      765,104            184,417             86,748
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                            913,991            378,552            271,353
                                                       ------------------ ------------------- ------------------

Total (decrease)                                              (960,915)          (187,392)            (9,992)

Net assets
Beginning of year                                            2,780,286          2,967,678          2,977,670
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $8,448, $12,964 and $14,576,
   respectively)                                          $  1,819,371       $  2,780,286        $ 2,967,678
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                        Year ended December 31,
                                                             1999                1998                1997
                                                       ------------------ ------------------- -------------------
Net asset value, beginning of year**                      $    1,051.94      $    1,052.74       $   1,025.37
                                                       ------------------ ------------------- -------------------

Interest income                                                   52.44              58.73              58.94
Expenses                                                          (2.61)             (2.53)             (2.39)
                                                       ------------------ ------------------- -------------------
Net investment income                                             49.83              56.20              56.55
                                                       ------------------ ------------------- -------------------
Net gain or loss on investments (1)                              (79.17)             14.08              35.32
                                                       ------------------ ------------------- -------------------
Total from investment operations                                 (29.34)             70.28              91.87
                                                       ------------------ ------------------- -------------------

Less distributions
   to Certificateholders
     Income                                                       49.94              56.62              56.84
     Principal                                                    13.72              14.29               7.62
   for Redemptions
     Interest                                                      1.88                .17                .04
                                                       ------------------ ------------------- -------------------
Total distributions                                               65.54              71.08              64.50
                                                       ------------------ ------------------- -------------------
Net asset value, end of year**                            $      957.06      $    1,051.94       $   1,052.74
                                                       ================== =================== ===================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,272 ([1,901 + 2,643]/2) for 1999, 2,731 ([2,643 + 2,819]/2) for
    1998 and of 2,862 ([2,819 + 2,904]/2) for 1997.

**  Based upon actual units outstanding.




The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                    Notes to Financial Statements (continued)




4. Trust Administration (continued)

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 742, 176 and 85 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.96 to $1.41 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,724, $3,506, and $3,542 and other expenses of $1,680, $1,737 and $1,807, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                         $    3,062,179
Less initial gross underwriting commission                         150,047
                                                           -----------------
                                                                 2,912,132

Accumulated cost of securities sold, matured or called          (1,149,079)
Net unrealized appreciation                                         48,809
Undistributed net investment income                                  8,448
Distributions in excess of proceeds from investments                  (939)
                                                           -----------------
Total                                                        $   1,819,371
                                                           =================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 12

                    Notes to Financial Statements (continued)




6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 33



         The Trust is a unit investment trust designated Series 33 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

         This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



         THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

         Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking


352459.1
fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

         Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


         Each Unit in the Trust represents a 1/1423rd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

         INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 46.0%; Connie Lee Insurance Company ("Connie Lee"), 2.9%; Financial Guaranty Insurance Company ("Financial Guaranty"), 22.9%; and MBIA Corp., 28.2%.

         PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price, or 4.167% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation

352459.1

Date, the Public Offering Price per Unit would have been $1,000.05 plus accrued interest of $.59 under the monthly distribution plan and $5.16 under the semi-annual distribution plan, for a total of $1,000.64 and $1,005.21, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


         ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

         Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

         A schedule of cash flow projections is available from the Sponsor upon request.

         DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)

352459.1

         MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

352459.1

                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 33


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999

Date of Deposit*:  April 6, 1995               Minimum Principal Distribution:
Principal Amount of Bonds ...    $1,400,000       $1.00 per Unit.
Number of Units .............    1,423         Weighted Average Life to
Fractional Undivided Inter-                       Maturity:  11.4 Years.
  est in Trust per Unit .....    1/1423        Minimum Value of Trust:
Principal Amount of                               Trust may be terminated if
  Bonds per Unit ............    $983.84          value of Trust is less than
Secondary Market Public                           $800,000 in principal amount
  Offering Price**                                of Bonds.
  Aggregate Bid Price                          Mandatory Termination Date:
    of Bonds in Trust........    $1,365,775+++    The earlier of December 31,
  Divided by 1,423 Units ....    $959.79          2044 or the disposition of
  Plus Sales Charge of 4.0%                       the last Bond in the Trust.
    of Public Offering Price     $40.30        Trustee***:  The Chase
  Public Offering Price                           Manhattan Bank.
    per Unit ................    $1,000.05+    Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                          plan $1.46 per $1,000; and
  Repurchase Price                                semi-annual plan $1.01 per
  per Unit ..................    $959.79+         $1,000.
                                        +++    Evaluator:  Kenny S&P
                                        ++++      Evaluation Services.
Excess of Secondary Market                     Evaluator's Fee for Each
  Public Offering Price                           Evaluation:  Minimum of $2.83
  over Redemption and                             plus $.25 per each issue of
  Sponsor's Repurchase                            Bonds in excess of 50 issues
  Price per Unit ............    $40.30++++       (treating separate maturities
Difference between Public                         as separate issues).
  Offering Price per Unit                      Sponsor: ING Funds
  and Principal Amount per                        Distributor, Inc.
  Unit Premium/(Discount) ...    $16.21        Sponsor's Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                       of $.25 per $1,000 principal
  New York Time.                                  amount of Bonds (see "Trust
                                                  Expenses and Charges" in Part
                                                  B of this Prospectus).





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                         Monthly          Semi-Annual
                                         Option             Option


Gross annual interest income# .........  $56.77             $56.77
Less estimated annual fees and
  expenses ............................    2.85               2.33
Estimated net annual interest             _____              _____
  income (cash)# ......................  $53.92             $54.44
Estimated interest distribution# ......    4.49              27.22
Estimated daily interest accrual# .....   .1497              .1512
Estimated current return#++ ...........   5.39%              5.44%
Estimated long term return++ ..........   5.11%              5.16%
Record dates ..........................  1st of           Dec. 1 and
                                         each month       June 1
Interest distribution dates ...........  15th of          Dec. 15 and
                                         each month       June 15

352459.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.59 monthly and $5.16 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                          Distribu-
                                                                                          tions of
                                                           Distributions of Interest      Principal
                                                          During the Period (per Unit)    During
                                         Net Asset*                            Semi-        the
                         Units Out-        Value             Monthly           Annual       Period
Period Ended              standing        Per Unit           Option            Option     (Per Unit)


December 31, 1997          1,525         $1,034.83           $55.89            $56.12       $ 6.79
December 31, 1998          1,525          1,030.54            55.85             56.27        22.87
December 31, 1999          1,423            964.64            53.96             54.43        10.75




--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

352459.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999



DESCRIPTION OF PORTFOLIO


         The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 6 states and the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. Approximately 31.8%* of the Bonds are obligations of state and local housing authorities; approximately 21.1% are hospital revenue bonds; approximately 12.1% were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One of the issues representing $200,000 of the principal amount of the Bonds is a general obligation bond. All 9 of the remaining issues representing $1,200,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: College 1, Electric 1, Exposition Center 1, Hospital 1, Multi-Family Housing 2, Nuclear 1, Sewer Revenue 1 and Transportation 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

         As of December 31, 1999, $370,000 (approximately 26.4% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $65,000 (approximately 4.6% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 13.9% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 27.5% were purchased at a premium and approximately 32.2% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


         None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

352459.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 33

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, Series 33, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 33 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                  Insured Municipal Securities Trust, Series 33

                                    Portfolio

                                December 31, 1999


                                                                                                      Redemption
             Aggregate                                                               Coupon         Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund       Market
    No.       Amount         Name of Issuer and Title of Bonds       Ratings(1)   of Maturity(2)    Ref.-Refunding      Value (3)
------------ ---------- -------------------------------------------- ----------- --------------- --------------------- -------------


     1       $200,000   Reg. Trans. Auth. Cook, DuPage, Kane,        AAA         6.125%           6/01/02 @ 100 Opt      $  206,692
                        Lake, McHenry and Will Cntys. II. Gen. Obg.              6/01/2022        6/01/16 @ 100 S.F.
                        Bonds Series 1992B (AMBAC)

     2        250,000   Ma. Hsg. Finc. Agcy. Hsg. Proj. Rev. Bonds   AAA         6.150            4/01/03 @ 102 Opt         253,773
                        1993 Series A Bonds (AMBAC)                              10/01/2015       4/01/05 @ 100 S.F.

     3          5,000   Ma. Bay Trans. Auth. Gen. Trans. System      AAA         5.500            3/01/03 @ 100 Opt           5,116
                        Bonds 1992 Series B Ref. (MBIA Corp.)                    3/1/2021         3/01/17 @ 100 S.F.

     3A        45,000   Ma. Bay Trans. Auth. Gen. Trans. System      AAA         5.500            3/01/03 @ 100 Opt          41,660
                        Bonds 1992 Series B Ref. (MBIA Corp.)                    3/1/2021         3/01/17 @ 100 S.F.
                        (Unrefunded)

     4        195,000   Mi. St. Hsg. Dev. Auth. Rntl. Hsg. Rev.      AAA         5.900            4/01/03 @ 102 Opt         186,899
                        Bonds, 1993 Series A (AMBAC)                             4/1/2023         4/01/18 @ 100 S.F.

     5         25,000   R.I. Hlth. And Ed. Bldg. Corp. Hgr. Fac.     AAA         6.500            11/15/02 @ 102 Opt         26,653
                        Rev. Bonds (Connie Lee)                                  11/15/2024       11/15/12 @ 100 S.F.

     5A        15,000   R.I. Hlth. And Ed. Bldg. Corp. Hgr. Fac.     AAA         6.500            11/15/02 @ 102 Opt         15,343
                        Rev. Bonds (Connie Lee) (Unrefunded)                     11/15/2024       11/15/12 @ 100 S.F.

     6         90,000   Piedmont Muni. Pwr. Agcy. (S.C.) Elec.       AAA         6.300            1/01/03 @ 102 Opt          95,708
                        Rev. Bonds, 1992 Ref. Series (MBIA Corp.)                1/01/2014        1/01/12 @ 100 S.F.

     6A        35,000   Piedmont Muni. Pwr. Agcy. (S.C.) Elec.       AAA         6.300            1/01/03 @ 102 Opt          36,256
                        Rev. Bonds, 1992 Ref. Series (MBIA Corp.)                1/01/2014        1/01/12 @ 100 S.F.
                        (Unrefunded)

     7        255,000   Wa. Hlth. Care Facs. Auth. Rev. Bonds,       AAA         5.750            8/15/02 @ 102 Opt         266,098
                        Series 1992 (Multicare Med. Cntr., Tacoma)               8/15/2022        8/15/09 @ 100 S.F.
                        (Financial Guaranty)

     8         20,000   Wa. Pub. Pwr. Spply. Systm. Nuc. Proj. No. 1 AAA         6.250            7/01/02 @ 102 Opt          21,080
                        Ref. Rev. Bonds, Series 1992 A (MBIA Corp.)              7/01/2017        7/01/02 @ 100 S.F.


     8A       150,000   Wa. Pub. Pwr. Spply. Systm. Nuc. Proj. No. 1 AAA         6.250            7/01/02 @ 102 Opt         151,115
                        Ref. Rev. Bonds, Series 1992 A (MBIA                     7/01/2017        7/01/02 @ 100 S.F.
                        Corp.) (Unrefunded)

     9         50,000   Muni. Of Met. Seattle (Seattle, Wa.) Swr.    AAA         6.300            1/01/03 @ 102 Opt          53,098
                        Rev. Bonds., Series W (MBIA Corp.)                       1/01/2033        1/01/24 @ 100 S.F.

    10         65,000   Metro. Pier. And Expo. Auth. (11) McCormick  AAA         0.000            None                       16,998
                        Place Expansion Prjt. Bonds Series 1992 A                6/15/2021        No Sinking Fund
                        (Financial Guaranty)

            -----------                                                                                                -------------
            $1,400,000  Total Investments (Cost $1,330,777)                                                              $1,376,489
            ===========                                                                                                =============


See accompanying footnotes to portfolio and notes to financial statements.

                  Insured Municipal Securities Trust, Series 33

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                        $    47,470
Gross unrealized depreciation                             (1,758)
                                                    -----------------
Net unrealized appreciation                          $    45,712
                                                    =================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 33

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $1,330,777)   $    1,376,489

Other assets
   Accrued interest                                                    25,211
                                                              ------------------
Total other assets                                                     25,211
                                                              ------------------

Liabilities
   Advance from Trustee                                                29,021
                                                              ------------------
Total liabilities                                                      29,021

Excess of liabilities over total other assets                          (3,810)
                                                              ------------------

Net assets (1,423 units of fractional undivided
   interest outstanding, $964.64 per unit)                     $    1,372,679
                                                              ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 33

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $     87,220       $   89,895           $    90,069

Expenses
Trustee's fees                                                   2,972            3,147                 3,061
Evaluator's fee                                                    834              898                   711
Sponsor's advisory fee                                             375              386                   386
                                                       ------------------ ------------------- ------------------
Total expenses                                                   4,181            4,431                 4,158
                                                       ------------------ ------------------- ------------------

Net investment income                                           83,039           85,464                85,911
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain on investments                                     7,071            1,494                     -
Unrealized appreciation (depreciation)
   on investments                                              (91,249)          26,660                55,467
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                 (84,178)          28,154                55,467
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $     (1,139)      $  113,618         $     141,378
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 33

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                     $      83,039     $       85,464      $       85,911
Realized gain on investments                                      7,071              1,494                   -
Unrealized appreciation (depreciation)
   on investments                                               (91,249)            26,660              55,467
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                    (1,139)           113,618             141,378
                                                       ------------------ ------------------- ------------------

Distributions to certificateholders
Investment income                                                81,721             85,284              85,580
Principal                                                        16,061             34,877              10,422

Redemptions
Interest                                                             98                  -                 124
Principal                                                        99,871                  -              10,116
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             197,751            120,161             106,242
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (198,890)            (6,543)             35,136

Net assets
Beginning of year                                             1,571,569          1,578,112           1,542,976
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $11,234, $10,014 and $9,834,
   respectively)                                          $   1,372,679     $    1,571,569      $    1,578,112
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 33

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------


Net asset value, beginning of year**                      $  1,030.54        $  1,034.83         $  1,005.20
                                                       ------------------ ------------------- ------------------

Interest income                                                 59.18              58.95               58.87
Expenses                                                        (2.84)             (2.91)              (2.72)
                                                       ------------------ ------------------- ------------------
Net investment income                                           56.34              56.04               56.15
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments (1)                            (55.83)             18.46               36.30
                                                       ------------------ ------------------- ------------------
Total from investment operations                                  .51              74.50               92.45
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     55.44              55.92               55.93
     Principal                                                  10.90              22.87                6.81
   for Redemptions
     Interest                                                     .07               -                    .08
                                                       ------------------ ------------------- ------------------
Total distributions                                             66.41              78.79               62.82
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    964.64        $  1,030.54         $  1,034.83
                                                       ================== =================== ==================


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 1,474
     ([1,423 + 1,525]/2)  for 1999,  1,525  ([1,525  +1,525]/2)  for 1998 and of
     1,530 ([1,525+ 1,535]/2) for 1997.

**   Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                  Insured Municipal Securities Trust, Series 33

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, Series 33 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                  Insured Municipal Securities Trust, Series 33

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                  Insured Municipal Securities Trust, Series 33

4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 102, 0 and 10 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.01 to $1.46 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,051, $2,290 and $2,183 and other expenses of $921, $857 and $878, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                   $    2,031,712
Less initial gross underwriting commission                    99,554
                                                      ------------------
                                                           1,932,158

Accumulated cost of securities sold, matured or called      (605,711)
Net unrealized appreciation                                   45,712
Undistributed net investment income                           11,234
Distributions in excess of proceeds from investments         (10,714)
                                                      ------------------
Total                                                  $   1,372,679
                                                      ==================

                  Insured Municipal Securities Trust, Series 33

5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $4,330.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 17






         The Trust is a unit investment trust designated Series 17 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

         This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



         THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's

352467.1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

         Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

         Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


         Each Unit in the Trust represents a 1/2862nd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

         INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


         Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

         None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy

352467.1
                                       A-2
of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


         All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 32.8% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 8.6%; Financial Security Assurance Inc. ("Financial Security"), 5.4%; and MBIA Corp., 18.8%.

         PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price, or 4.167% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,027.63 plus accrued interest of $.62 under the monthly distribution plan and $5.32 under the semi-annual distribution plan, for a total of $1,028.25 and $1,032.95, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


         ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

         Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on

352467.1
                                       A-3
the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)


         A schedule of cash flow projections is available from the Sponsor upon request.


         DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


         MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



352467.1
                                       A-4

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 17


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999



Date of Deposit*:  April 6, 1995              Weighted Average Life to
Principal Amount of Bonds ...  $2,845,000        Maturity: 10.8 Years.
Number of Units .............  2,862          Minimum Value of Trust:
Fractional Undivided Inter-                      Trust may be terminated if
  est in Trust per Unit .....  1/2862            value of Trust is less than
Principal Amount of                              $1,200,000 in principal
  Bonds per Unit ............  $994.06           amount of Bonds.
Secondary Market Public                       Mandatory Termination Date:
  Offering Price**                               The earlier of December 31,
  Aggregate Bid Price                            2044 or the disposition of
    of Bonds in Trust .......  $2,822,294+++     the last Bond in the Trust.
  Divided by 2,862 Units ....  $986.13        Trustee***:  The Chase
  Plus Sales Charge of 4.0%                      Manhattan Bank.
    of Public Offering Price   $41.50         Trustee's Annual Fee:  Monthly
  Public Offering Price                          plan $1.49 per $1,000; and
    per Unit ................  $1,027.63+        semi-annual plan $1.04 per
Redemption and Sponsor's                         $1,000.
  Repurchase Price                            Evaluator:  Kenny S&P
  per Unit ..................  $986.13+         Evaluation Services.
                                      +++     Evaluator's Fee for Each
                                      ++++       Evaluation:  Minimum of $2.83
Excess of Secondary Market                       plus $.25 per each issue of
  Public Offering Price                          Bonds in excess of 50 issues
  over Redemption and                            (treating separate maturities
  Sponsor's Repurchase                           as separate issues).
  Price per Unit ............  $41.50++++     Sponsor: ING Funds
Difference between Public                       Distributor, Inc.
  Offering Price per Unit                     Sponsor's Annual Fee:  Maximum
  and Principal Amount per                       of $.25 per $1,000 principal
  Unit Premium/(Discount) ...  $33.57            amount of Bonds (see "Trust
Evaluation Time:  4:00 p.m.                      Expenses and Charges" in
  New York Time.                                 Part B of this Prospectus).
Minimum Principal Distribution:
  $1.00 per Unit.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                          Monthly               Semi-Annual
                                          Option                  Option


Gross annual interest income# .........   $58.26                  $58.26
Less estimated annual fees and
  expenses ............................     2.37                    2.02
Estimated net annual interest             ______                  ______
  income (cash)# ......................   $55.89                  $56.24
Estimated interest distribution# ......     4.65                   28.12
Estimated daily interest accrual# .....    .1552                   .1562
Estimated current return#++ ...........    5.44%                   5.47%
Estimated long term return++ ..........    4.80%                   4.83%
Record dates ..........................   1st of                Dec. 1 and
                                          each month            June 1
Interest distribution dates ...........   15th of               Dec. 15 and
                                          each month            June 15


352467.1
                                       A-5

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.62 monthly and $5.32 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.


++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.


   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                           Distribu-
                                                                                           tions of
                                                           Distributions of Interest       Principal
                                                          During the Period (per Unit)      During
                                         Net Asset*                           Semi-          the
                         Units Out-        Value             Monthly          Annual        Period
Period Ended              standing        Per Unit           Option           Option       (Per Unit)


December 31, 1997          2,994         $1,041.48           $56.63           $56.95          -0-
December 31, 1998          2,993          1,054.02            56.64            56.96          -0-
December 31, 1999          2,862            990.11            56.32            56.73        $4.89






--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

352467.1
                                       A-6

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO

         The portfolio of the Trust consists of 11 issues representing obligations of 8 issuers located in the state of New York and 2 in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any principal amount of the Bonds were acquired. Approximately 22.7% of the Bonds are obligations of state and local housing authorities; approximately 8.8% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Three of the issues representing $705,000 of the principal amount of the Bonds are general obligation bonds. All 8 of the remaining issues representing $2,140,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Hospital 2, Multi-Family Housing 2, Public Building 1, Transit Facility 1, and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

         As of December 31, 1999, $1,040,000 (approximately 36.6% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $155,000 (approximately 5.4% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 8.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 54.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


         None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.




352467.1
                                       A-7

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of Insured Municipal Securities Trust, New York Navigator Insured Series 17

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New York Navigator Insured Series 17, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 17 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.




/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                                    Portfolio

                                December 31, 1999

                                                                                              Redemption
                                                                               Coupon Rate/  Feature(2)(4)
 Portfolio  Aggregate              Name of Issuer and                           Date(s) of   S.F.-Sinking
    No.     Principal                Title of Bonds               Ratings(1)   Maturity(2)     Fund Ref.      Market
              Amount                                                                           Refunding     Value(3)
-------------------------------------------------------------------------------------------------------------------------

     1      $ 245,000  N.Y. State Hsg. Finc. Agcy. Ins.               AAA     6.250%        8/15/07 @ 100   $ 253,009
                       Multi-Fam. Mtg. Hsg. Rev. Bonds 1994                   8/15/2014     S.F.
                       Series B (MBIA Corp.)                                                8/15/04 @ 102
                                                                                            Ref.

     2        110,000  N.Y. State Med. Care Facs. Finc. Agcy.         AAA     6.375         8/15/10 @ 100     118,818
                       Mental Hlth. Servs. Facs. Imprvmnt. Rev.               8/15/2014     S.F.
                       Bonds, 1994 Series E (MBIA Corp.)                                    8/15/04 @ 102
                                                                                            Ref.

    2A          5,000  N.Y. State Med. Care Facs. Fing. Agcy.         AAA     6.375         8/15/10 @ 100       5,305
                       Mental Hlth. Servs. Facs. Imprvmt. Rev.                8/15/2014     S.F.
                       Bonds, 1994 Series E (MBIA Corp.)                                    8/15/04 @ 102
                       (Unrefunded Balance)                                                 Ref.

     3        135,000  N.Y. State Med. Care Facs. Finc. Agcy.         AAA     6.000         No Sinking Fund   143,438
                       Mental Hlth. Servs. Facs. Imprvmnt. Rev.               8/15/2020     2/1/05 @ 102
                       Bonds, 1995 Series C (MBIA Corp.)                                    Ref.

     4        200,000  N.Y. State U.D.C. Correc. Cap. Facs. Rev.      AAA     5.375         1/1/14 @ 100      181,054
                       Bonds, Series 4 (MBIA Corp.)                           1/1/2023      S.F.
                                                                                            1/1/04 @ 102
                                                                                            Ref.

     5        400,000  N.Y. City Hsg. Dev. Corp. Multi-Fam. Hsg.      AAA     6.550         4/1/16 @ 100      415,380
                       Rev. (FHA Ins. Mtg. Loans) Series 1993A                4/1/2018      S.F.
                       (MBIA Corp.)                                                         4/1/03 @ 102
                                                                                            Ref.

     6        400,000  The City of N.Y. Genl. Oblig. Bonds,           AAA     7.000         No Sinking Fund   424,324
                       Fiscal 1992 Series H (MBIA Corp.)                      2/1/2020      2/1/02 @ 101.5
                                                                                            Ref.

     7        395,000  N.Y. City Muni.Wtr. Finc. Auth. Wtr. &         AAA     6.375         6/15/21 @ 100     414,568
                       Swr. Sys. Rev. Bonds Fiscal 1993 Series B              6/15/2022     S.F.
                       (MBIA Corp.)                                                         6/15/02 @ 101
                                                                                            Ref.

     8        400,000  Metro. Trans. Auth. Facs. Trans. Rev.          AAA     6.000         7/1/21 @ 100      424,568
                       Bonds, Series O (MBIA Corp.)                           7/1/2024      S.F.
                                                                                            7/1/04 @ 101.5
                                                                                            Ref.

     9        150,000  Commnwlth. of P.R. Pub. Imprvmnt. Ref.         AAA     5.000         7/1/19 @ 100      130,868
                       Bonds, Series 1993 (Gen Obg. Bonds) (MBIA              7/1/2021      S.F.
                       Corp.)                                                               7/1/03 @ 100
                                                                                            Ref.

    10        250,000  P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth.        AAA     5.750         7/1/11 @ 100      251,168
                       Facs. Rev. Rfndg. Bonds Gtd. By the                    7/1/2015      S.F.
                       Commonwealth of P.R. Series L (MBIA Corp.)                           7/1/03 @ 101.5
                                                                                            Ref.

    11        155,000  The City of N.Y. Genl. Oblig. Bonds,           AAA     0.000         No Sinking         44,559
                       Fiscal 1991 N.Y. City Savers Series B                  6/1/2020      Fund
                       (MBIA Corp.)                                                         None

           -------------                                                                                   --------------
            $2,845,000 Total Investments (Cost $2,732,892)                                                 $2,807,059
           =============                                                                                   ==============



See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                             Footnotes to Portfolio


1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

        Gross unrealized appreciation                            $     75,743
        Gross unrealized depreciation                                  (1,576)
                                                                --------------
        Net unrealized appreciation                              $     74,167
                                                                ==============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).




The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (Cost $2,732,892)    $   2,807,059
                                                              -----------------

Other assets
  Accrued interest                                                     59,263
                                                              -----------------
Total other assets                                                     59,263
                                                              -----------------

Liabilities
  Advance from trustee                                                 32,634
                                                              -----------------
Total liabilities                                                      32,634
                                                              -----------------

Excess of other assets over total liabilities                          26,629
                                                              -----------------

Net assets (2,862 units of fractional undivided
  interest outstanding, $990.11 per Unit)                       $   2,833,688
                                                              =================


The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                             Statement of Operations

                                                                    Year ended December 31,
                                                            1999              1998             1997
                                                      -----------------------------------------------------

Investment income
Interest                                                $     176,203     $     178,392    $     178,255
                                                      -----------------------------------------------------

Expenses
Trustee's fees                                                  5,948             6,273            5,876
Evaluator's fee                                                   834               904              647
Sponsor's advisory fee                                            750               750              750
                                                      -----------------------------------------------------
Total expenses                                                  7,532             7,927            7,273
                                                      -----------------------------------------------------

Net investment income                                         168,671           170,465          170,982

Realized and unrealized gain (loss)
Realized gain on investments                                   12,258                 -                -
Unrealized appreciation (depreciation)
   on investments                                            (187,093)           36,902          105,875
                                                      -----------------------------------------------------
Net gain (loss) on investments                               (174,835)           36,902          105,875
                                                      -----------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           $      (6,164)    $     207,367    $     276,857
                                                      =====================================================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                       Statement of Changes in Net Assets

                                                                    Year ended December 31,
                                                            1999              1998             1997
                                                      -----------------------------------------------------

Operations
Net investment income                                   $     168,671     $     170,465    $     170,982
Realized gain on investments                                   12,258                 -                -
Unrealized appreciation (depreciation)
    on investments                                           (187,093)           36,902          105,875
                                                      -----------------------------------------------------
Net increase (decrease) in net assets resulting from
    operations                                                 (6,164)          207,367          276,857
                                                      -----------------------------------------------------

Distributions to Certificateholders
Investment income                                             164,440           169,833          169,858
Principal                                                      14,186                 -                -

Redemptions
Interest                                                        1,116                22                -
Principal                                                     135,083             1,037                -
                                                      -----------------------------------------------------
Total distributions and redemptions                           314,825           170,892          169,858
                                                      -----------------------------------------------------

Total increase (decrease)                                    (320,989)           36,475          106,999

Net assets
Beginning of year                                           3,154,677         3,118,202        3,011,203
                                                      -----------------------------------------------------

End of year (including undistributed net investment
   income of $22,496, $19,381 and $18,771,
   respectively)                                        $   2,833,688     $   3,154,677    $   3,118,202
                                                      =====================================================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                     Year ended December 31,
                                                             1999             1998              1997
                                                       ----------------- ---------------- -----------------

Net asset value, beginning of year**                     $  1,054.02       $  1,041.48      $  1,005.75
Interest income                                                60.18             59.58            59.54
Expenses                                                       (2.57)            (2.65)           (2.43)
                                                       ----------------- ---------------- -----------------
Net investment income                                          57.61             56.93            57.11
                                                       ----------------- ---------------- -----------------
Net gain or loss on investments (1)                           (60.13)            12.34            35.35
                                                       ----------------- ---------------- -----------------
Total from investment operations                               (2.52)            69.27            92.46
                                                       ----------------- ---------------- -----------------

Less distributions
   to Certificateholders
     Income                                                    56.16             56.72            56.73
     Principal                                                  4.85              -                -
   for Redemptions
     Interest                                                    .38               .01             -
                                                       ----------------- ---------------- -----------------

Total distributions                                            61.39             56.73            56.73
                                                       ----------------- ---------------- -----------------
Net asset value, end of year**                           $    990.11       $  1,054.02      $  1,041.48
                                                       ================= ================ =================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,928 ([2,862 + 2,993]/2) for 1999, 2,994 ([2,993 + 2,994}/2) for
     1998 and of 2,994 ([2,944 + 2,994]/2) for 1997.

** Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New York Navigator Insured, Series 17 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                    Notes to Financial Statements (continued)



4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 131, 1, and 0 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.04 to $1.49 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,942, $4,281 and $4,039 and other expenses of $2,006, $1,992 and $1,837, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificate-holders as follows:

    Original cost to Certificateholders                         $    3,029,512
    Less initial gross underwriting commission                         148,446
                                                              ------------------
                                                                     2,881,066

    Accumulated cost of securities sold, matured or called            (159,277)
    Net unrealized appreciation                                         74,167
    Undistributed net investment income                                 22,496
    Undistributed proceeds from investments                             15,236
                                                              ------------------
    Total                                                       $    2,833,688
                                                              ==================

                       Insured Municipal Securities Trust,

                      New York Navigator Insured Series 17

                    Notes to Financial Statements (continued)


5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $11,103.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 13






         The Trust is a unit investment trust designated Series 13 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

         This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



         THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's


352472.1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

         Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


         Each Unit in the Trust represents a 1/1429th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

         INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


         Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

         None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in

                                       A-2
352472.1

Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


         All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 77.4% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 15.0%; Financial Guaranty Insurance Company ("Financial Guaranty"), 7.5%; Financial Security Assurance, Inc. ("FSA"), 22.6%; and MBIA Corp., 32.3%.

         PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.3% of the Public Offering Price, or 5.597% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $921.05 plus accrued interest of $.54 under the monthly distribution plan and $4.64 under the semi-annual distribution plan, for a total of $921.59 and $925.69, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


         ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

         Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated

                                       A-3
352472.1

Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)


         A schedule of cash flow projections is available from the Sponsor upon request.


         DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


         MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.3% of the Public Offering Price (5.597% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)




                                       A-4
352472.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 13


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999


Date of Deposit*:  April 6, 1995            Minimum Principal Distribution:
Principal Amount of Bonds .. $1,330,000      $1.00 per Unit.
Number of Units ............ 1,429          Weighted Average Life to Maturity:
Fractional Undivided Inter-                  21.6 Years.
  est in Trust per Unit .... 1/1429         Minimum Value of Trust:
Principal Amount of                          Trust may be terminated if value of
  Bonds per Unit ........... $930.72         Trust is less than $880,000 in
Secondary Market Public                      principal amount of Bonds.
  Offering Price**                          Mandatory Termination Date:
  Aggregate Bid Price                        The earlier of December 31, 2044 or
    of Bonds in Trust ...... $1,246,788+++   the disposition of the last Bond in
  Divided by 1,429 Units ... $872.49         the Trust.
  Plus Sales Charge of 5.3%                 Trustee***:  The Chase Manhattan
    of Public Offering Price $48.54          Bank.
  Public Offering Price                     Trustee's Annual Fee:  Monthly
    per Unit ............... $921.05+        plan $1.49 per $1,000; and semi-
Redemption and Sponsor's                     annual plan $1.04 per $1,000.
  Repurchase Price                          Evaluator:  Kenny S&P Evaluation
  per Unit ................. $872.49+        Services.
                                    +++     Evaluator's Fee for Each
                                    ++++     Evaluation:  Minimum of $2.83 plus
Excess of Secondary Market                   $.25 per each issue of Bonds in
  Public Offering Price                      excess of 50 issues (treating
  over Redemption and                        separate maturities as separate
  Sponsor's Repurchase                       issues).
  Price per Unit ........... $48.54++++     Sponsor: ING Funds Distributor,
Difference between Public                    Inc.
  Offering Price per Unit                   Sponsor's Annual Fee:  Maximum of
  and Principal Amount per                   $.25 per $1,000 principal amount of
  Unit Premium/(Discount) .. $(9.69)         Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                  Charges" in Part B of this
  New York Time.                             Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                         Monthly          Semi-Annual
                                         Option             Option


Gross annual interest income# .........  $51.65             $51.65
Less estimated annual fees and
  expenses ............................    2.76               2.43
Estimated net annual interest            ______             ______
  income (cash)# ......................  $48.89             $49.22
Estimated interest distribution# ......    4.07              24.61
Estimated daily interest accrual# .....   .1358              .1367
Estimated current return#++ ...........   5.31%              5.34%
Estimated long term return++ ..........   5.41%              5.44%
Record dates ..........................  1st of           Dec. 1
                                         each month       June 1
Interest distribution dates ...........  15th of          Dec. 15
                                         each month       June 15


                                       A-5
352472.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.54 monthly and $4.64 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                          Distribu-
                                                                                          tions of
                                                           Distributions of Interest      Principal
                                                          During the Period (per Unit)     During
                                         Net Asset*                            Semi-        the
                         Units Out-        Value             Monthly           Annual      Period
Period Ended              standing        Per Unit           Option            Option     (Per Unit)


December 31, 1997          2,058        $1,004.96            $54.06            $54.41       $42.84
December 31, 1998          1,664           988.18             52.38             57.28        25.36
December 31, 1999          1,429           876.55             50.19             50.59        26.87



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
352472.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*


         The portfolio of the Trust consists of 7 issues representing obligations of 7 issuers located in the state of New Jersey. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 37.6%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 18.8% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). All seven of the issues representing $1,330,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric and Gas 1, Hospital 2, Port Authority 1, Sewer Revenue 1, Single Family Mortgage Revenue 1 and Solid Waste 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

         As of December 31, 1999, $350,000 (approximately 26.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 7.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 73.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


         Portfolio Nos. 3 and 4 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------


* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, 10 Units were redeemed from the Trust.

** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                       A-7
352472.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13

We have audited the accompanying statement of net assets of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13 at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                                    Portfolio

                                December 31, 1999



                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------ ----------- -------------------------------------------- ----------- -------------- -------------------- -------------

     1        $ 300,000  N.J. Hlth. Care Fac. Fincg. Auth. Rev.         AAA         6.000%         7/01/17 @ 100 S.F.     $  300,480
                         Bonds Newark Beth Israel Med. Cntr. Issue                  7/01/2024      7/01/04 @ 102 Ref.
                         Series 1994 (FSA Insrd.) (MBIA Corp.)

     2           135,000 N.J. Hlth. Care Fac. Fincg. Auth. Rev.         AAA         6.250          7/01/15 @ 100 S.F.        144,678
                         Bonds Jersey Shore Med. Cntr. Ob. Grp. Issue,              7/01/2016      7/01/04 @ 102 Ref.
                         Series 1994 (MBIA Corp.)

     2A           65,000 N.J. Hlth. Care Fac. Fincg. Auth. Rev.         AAA         6.250          7/01/15 @ 100 S.F.         67,634
                         Bonds Jersey Shore Med. Cntr. Ob. Grp. Issue,              7/01/2016      7/01/04 @ 102 Ref.
                         Series 1994 (MBIA Corp.) (Unrefunded)

     3           250,000 N.J. Hsg. & Mtg. Finc. Agncy. Home Buyer       AAA         5.500          4/01/19 @ 100 S.F.        223,383
                         Rev. Bonds 1993 Series H (AMT) (MBIA Corp.)                10/01/2026     10/01/03 @ 102 Ref.

     4           300,000 The Port. Auth. Of N.Y. and N.J. Consld.       AAA         6.125          7/15/17 @100 S.F.         300,390
                         Ninety-Fifth Series (AMT) (MBIA Corp.)                     7/15/2022      7/15/04 @ 101 Ref.

     5           120,000 The Hoboken-Union City-Weehawken Swrg.         AAA         6.200          8/01/16 @100 S.F.         121,626
                         Auth. (N.J.) Swr. Rev. Bonds (Ref. Series                  8/01/2019      8/01/02 @ 102 Ref.
                         1992) (MBIA Corp.)

     6            60,000 The Poll. Cntrl. Fincg. Auth. Of Salem         AAA         6.250          No Sinking Fund            60,773
                         Ctny. (N.J.)Poll. Cntrl. Rev. Rfndg. Bonds                 6/01/2031      6/01/04 @ 102 Ref.
                         1994 Series B (Pub. Serv. Elec. & Gas Co.
                         Prjt.) (MBIA Corp.)

     7           100,000 West N.Y., N.J. Muni. Utils. Auth. (Hudson     AAA         0.000          No Sinking Fund            27,817
                         Ctny. N.J.) Swr. Rev. Rfndg. Cap. Apprec.                  12/15/2020     None
                         Bonds Series 1991 (MBIA Corp.)

             -----------                                                                                              --------------
              $1,330,000 Total Investments (Cost $1,249,725)                                                            $1,246,781
             ===========                                                                                              ==============



See accompanying footnotes to portfolio and notes to financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized depreciation of all the bonds was comprised of the following:

          Gross unrealized appreciation                         $     7,471
          Gross unrealized depreciation                             (10,415)
                                                           ------------------
          Net unrealized depreciation                           $    (2,944)
                                                           ==================

4. The  Bonds  may also  be subject to other  calls,  which may be  permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust,

                     New Jersey Navigator Insured Series 13

                             Statement of Net Assets

                                December 31, 1999




Investments in securities, at market value (cost $1,249,725)                                $ 1,246,781

Other assets
   Accrued interest                                                                              30,576
                                                                                       --------------------
Total other assets                                                                               30,576
                                                                                       --------------------

Liabilities
   Advance from Trustee                                                                          24,761
                                                                                       --------------------
Total liabilities                                                                                24,761

Excess of other assets over total liabilities                                                     5,815
                                                                                       --------------------

Net assets (1,429 units of fractional undivided
   interest outstanding, $876.55 per unit)                                                  $ 1,252,596
                                                                                       ====================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------
Investment income
Interest                                                  $     83,815       $     99,841          $117,193

Expenses
Trustee's fees                                                   3,156              3,871             4,169
Evaluator's fee                                                    833                901               711
Sponsor's advisory fee                                             395                495               513
                                                       ------------------ ------------------- ------------------
Total expenses                                                   4,384              5,267             5,393
                                                       ------------------ ------------------- ------------------

Net investment income                                           79,431             94,574           111,800
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain (loss) on investments                             12,231             28,612            (2,050)
Unrealized appreciation (depreciation)
   on investments                                             (141,068)           (13,086)           83,981
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (128,837)            15,526            81,931
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (49,406)          $110,100          $193,731
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------
Operations
Net investment income                                    $       79,431     $       94,574      $      111,800
Realized gain (loss) on investments                              12,231             28,612              (2,050)
Unrealized appreciation (depreciation)
   on investments                                              (141,068)           (13,086)             83,981
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (49,406)           110,100             193,731
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                                75,306             93,163             111,449
Principal                                                        39,273             42,755              88,165

Redemptions
Interest                                                          2,463              2,871                   -
Principal                                                       225,295            395,178                   -
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             342,337            533,967             199,614
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (391,743)          (423,867)             (5,883)

Net assets
Beginning of year                                             1,644,339          2,068,206           2,074,089
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $12,857, $11,195 and $12,655,
   respectively)                                          $   1,252,596         $1,644,339          $2,068,206
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $    988.18          $1,004.96           $1,007.82
                                                       ------------------ ------------------- ------------------

Interest income                                                 54.20              53.65               56.95
Expenses                                                        (2.83)             (2.83)              (2.62)
                                                       ------------------ ------------------- ------------------
Net investment income                                           51.37              50.82               54.33
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments(1)                             (87.32)              6.97               39.80
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (35.95)             57.79               94.13
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     48.69              50.06               54.15
     Principal                                                  25.40              22.97               42.84
   for Redemptions
     Interest                                                    1.59               1.54                -
                                                       ------------------ ------------------- ------------------
Total distributions                                             75.68              74.57               96.99
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    876.55         $   988.18           $1,004.96
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 1,547, ([1,429 + 1,664]/2) for 1999, 1,861 ([1,664 + 2,058]/2) for
    1998 and of 2,058 ([2,058 + 2,058]/2) for 1997.

** Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.


                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                    Notes to Financial Statements (continued)

4. Trust Administration (continued)

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 235, 394, and 0 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.04 to $1.49 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,036, $2,592 and $2,834 and other expenses of $1,120, $1,279 and $1,335, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                          $    2,242,294
Less initial gross underwriting commission                          109,872
                                                           --------------------
                                                                  2,132,422

Accumulated cost of securities sold, matured or called             (889,745)
Net unrealized depreciation                                          (2,944)
Undistributed net investment income                                  12,857
Undistributed proceeds from investments                                   6
                                                           --------------------
Total                                                         $   1,252,596
                                                           ====================

                       Insured Municipal Securities Trust

                     New Jersey Navigator Insured Series 13

                    Notes to Financial Statements (continued)


5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $7,048.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

             Note: Part B of This Prospectus May Not Be Distributed
                          Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                        ---------------------------------
                    of This Prospectus For Future Reference.
                     ---------------------------------------


                       INSURED MUNICIPAL SECURITIES TRUST

                                Prospectus Part B


                              Dated: April 30, 2000



                                    THE TRUST
                                    ---------


                  Organization. "Insured Municipal Securities Trust" (the "Trust") consists of a "unit investment trust" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors, Inc. the predecessor to ING Funds Distributor, Inc., as Sponsor or, depending on the particular Trust, Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C., as co-sponsors (Gruntal & Co., L.L.C. has resigned as co-sponsor), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator and The Chase Manhattan Bank, as Trustee.


                  On the Date of Deposit, the Sponsor deposited with the Trustee long-term insured bonds, and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Trust consists of the Bonds described under "The Trust" in Part A, the interest (including, where applicable, earned original issue discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.


                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the Trust in the ratio of one Unit to the principal amount of Bonds in the Trust on such date as specified in Part A of this Prospectus. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will


--------




* This Part B relates to the outstanding series of Insured Municipal Securities Trust, Insured Municipal Securities Discount Trust, Insured Municipal Securities New York Navigator Insured Trust and/or Insured Municipal Securities New Jersey Navigator Insured Trust, as reflected in Part A attached hereto.

** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorporated herein.



112677.11
remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.


                  Objectives. The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term insured tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel given at the time of original delivery of the Bonds, is exempt from regular Federal income tax under existing law and exempt from state and local income tax to the extent indicated herein when received by persons subject to state and local taxation in a state in which the issuers of the Bonds are located. Such interest income may, however, be subject to the corporate alternative minimum taxes and to state and local taxes. (See "Description of Portfolio" in Part A for a list of those Bonds which pay interest income subject to federal individual alternative minimum tax. See also "Tax Status".) Consistent with such objectives, the Sponsor has obtained bond insurance guaranteeing the scheduled payment of principal and interest on certain of the Bonds and has purchased, as to the remainder of each Trust Portfolio, Bonds which are already covered by insurance. (See "Insurance on the Bonds".) An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the Bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the abilities of the Insurance Companies to meet their obligations under the policies of insurance issued on the Bonds, on the continuing satisfaction of the conditions required for the exemption of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.


                  Since disposition of Units prior to final liquidation of each Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

                  Portfolio. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's") at the time originally deposited in the Trust. (See "Insurance on the Bonds.") The "AAA" rating was assigned to the Bonds by Standard & Poor's because each Bond was insured by a municipal bond guaranty insurance policy issued by a company whose claims-paying ability was rated "AAA" by Standard & Poor's at that time. In the event of a downgrading of the claims-paying ability of one of the insurers, as of the Evaluation Date, the Bonds in the Trust which are insured by that company would no longer be rated "AAA" by Standard & Poor's. The Units of Trusts containing the downgraded bonds are no longer rated "AAA."

                  For information regarding (i) the number of issues in the Trust, (ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number

112677.11
                                       -2-
of issues constituting general obligations of a government entity, see "Information Regarding the Trust" and "Portfolio" in Part A of this Prospectus.

                  When selecting Bonds for a Trust, the following factors, among others, were considered by the Sponsor: (i) the quality of the Bonds and whether such Bonds, whether Sponsor-Insured or Pre-Insured, were rated "AAA" by Standard & Poor's, (ii) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (iii) income to the Certificateholders of the Trust, (iv) whether a bond was insured, or insurance was available for the Bonds at a reasonable cost, (v) in connection with Bonds for which bond insurance was obtained by the Sponsor, the quality of the Bonds and whether they were rated, without regard to such bond insurance, "A" or better by either Standard & Poor's or Moody's Investors Service, Inc. ("Moody's"), and (vi) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. (See "Portfolio Supervision".) For an interpretation of the bond ratings see "Description of Bond Ratings".

                  Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates, and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.

                  Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

112677.11
                                       -3-

                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

                  Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.


                  Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954 provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement


112677.11
                                       -4-
requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

                  Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to Federal income tax. If any portion of the Bond proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

                  Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds if issued prior to 1987) which would be primarily of two types: (i) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and
(ii) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases, a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of

112677.11
                                       -5-

Portfolio" in Part A for the amount of private activity bonds contained therein.

                  Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.

                  To the Sponsor's knowledge, there was no litigation pending as of the initial Date of Deposit with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Subsequent to the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.

                  Other Factors. The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

                  In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsor is unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

                  The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if any issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a

112677.11
                                       -6-
legal obligation of the state or municipality in question. See "Description of Portfolio" in Part A of this Prospectus for the amount of moral obligation bonds contained therein.

                  Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio". Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. (See "Trustee Redemption".)


                  Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico. Such bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the mainland United States. During fiscal year 1998, approximately 90% of Puerto Rico's exports were to the United States mainland, which was also the source of 61% of Puerto Rico's imports. In fiscal 1998, Puerto Rico experienced an $8.5 billion positive adjusted merchandise trade balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. Gross product in fiscal 1995 was $28.4 billion ($25.9 billion in 1992 prices) and gross product in fiscal 1999 was $38.1 billion ($29.7 billion in 1992 prices). This represents an increase in gross product of 34.5% from fiscal 1995 to 1999 (14.5% in 1992 prices). According to the Labor Department's Household Employment Survey, average employment increased from 1,051,000 in fiscal 1995 to 1,147,000 in fiscal 1999. Average unemployment decreased from 13.8% in fiscal 1995 to 12.5% in fiscal 1999. The Planning Board's gross product forecast for fiscal 2000, made in October 1999, projected an increase of 2.7% over fiscal 1999.


                  Discount And Zero Coupon Bonds. Some of the Bonds in a Trust may be original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds

112677.11
                                       -7-
approach maturity. Of these original issue discount bonds, some of the aggregate principal amount of the Bonds in the Trust may be Zero Coupon Bonds. (See "Description of Portfolio" in Part A.) Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredit value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate, although certain zero coupon housing bonds may be subject to mandatory call provisions.


                  Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon interest rates on the discount bonds at the time they were purchased and deposited in each Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance, the discount Bonds were for the most part issued at then current coupon interest rates. The current yields (coupon interest income as a percentage of market price) of discount bonds will be lower than the current yields of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any income attributable to market discount will be taxable but will not be realized until maturity, redemption or sale of the Bonds or Units. However, the Administration's fiscal year 2000 Budget proposals would require accrual basis taxpayers to accrue market discount income with respect to obligations acquired after the date that the proposal is enacted. Discount Bonds with a large term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of discount bonds will decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.


                  Insurance On The Bonds. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor with respect to Bonds which were not insured prior to their deposit in the Trust ("Sponsor-Insured Bonds") or the issuer, underwriter or prior owner of the Bonds ("Pre-Insured Bonds"), and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B (the "Insurance Companies"). The insurance policies are non-cancellable and will continue in force so long as the Bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee the market value of the Bonds or the value of the Units. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. An insurance company that is required to pay interest and/or principal in respect of any Bond will succeed and be subrogated to the Trustee's right to collect such interest and/or principal from the issuer and to other related rights of the Trustee with respect to any such Bond.

112677.11
                                       -8-

                  Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premiums payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be down-graded.

                  Navigator Insured Trusts

                  Sponsor-Insured Bonds. Each of the Bonds in the Navigator Trusts is insured by a financial guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Corp. covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but have not been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Navigator Trusts and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Navigator Trusts. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee any accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover for any accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor will the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of such an acceleration, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payments would have been made absent any such acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Navigator

112677.11
                                       -9-

Portfolios and does not remove market risk nor does it guarantee the market value of Units in the Navigator Trusts. The terms of the insurance are more fully described herein. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Navigator Trusts see "Portfolio Supervision" in Part B. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Navigator Trusts. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Navigator Trusts. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the Navigator Trusts may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

                  Pre-Insured Bonds. Some of the Bonds in the Trusts which are insured under policies obtained by the Bond issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") are insured either by Ambac Assurance Corporation ("Ambac"), Capital Guaranty Insurance Company ("Capital Guaranty"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance, Inc. ("Financial Security") or Municipal Bond Insurance Association ("MBIA"), MBIA Corp.(collectively the "Insurance Companies"). The cost of this insurance is borne by the respective issuers, underwriters or prior owners of the Pre-Insured Bonds. The percentage of each Portfolio insured by each insurance company, if any, is set forth under "Insurance" in Part A of this Prospectus.


                  Ambac is a Wisconsin-domiciled stock insurance corporation, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $4,013,000,000 (unaudited), and statutory capital of approximately $2,402,000,000 (unaudited) as of December 31, 1999. Statutory capital consists of Ambac's policyholders' surplus and statutory contingency reserve. Standard & Poor's Ratings Service, a Division of The McGraw-Hill Companies, Moody's and Fitch IBCA, Inc. have each assigned a triple-A financial strength rating to Ambac.


                  Ambac has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac under policy provisions substantially identical to those contained in its municipal

112677.11
                                      -10-
bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.


                  Connie Lee Insurance Company ("Connie Lee"), a Wisconsin stock insurance corporation, is a wholly-owned subsidiary of Connie Lee Holdings, Inc. (formerly Construction Loan Insurance Corporation, and herein, "Holdings"). On December 18, 1997, Ambac acquired all of the outstanding capital stock of Holdings. Holdings and Connie Lee are now wholly-owned subsidiaries of Ambac. Connie Lee, which guaranteed bonds issued primarily for college and hospital infrastructure projects, is not expected to write any new business. Ambac and Connie Lee have arrangements in place to assure that Connie Lee maintains a level of capital sufficient to support Connie Lee's outstanding obligations and for Connie Lee insured bonds to retain their triple-A rating.


                  As of December 31, 1999, the qualified statutory capital of Connie Lee was $161,167,765 (unaudited) and total admitted assets were $242,755,126, as reported to the Commissioner of Insurance of the State of Wisconsin.


                  As of the Evaluation Date, the claims-paying ability of Connie Lee has been rated "AAA" by Standard & Poor's.


                  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of December 31, 1999, the total capital and surplus of Financial Guaranty was $1,271,707,045. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: 212-312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number: 212-480-5187.


                  In addition, Financial Guaranty is currently licensed to write insurance in all 50 states and the District of Columbia.


                  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include White Mountains Insurance Group, Ltd. The Tokio Marine and Fire Insurance Co., Ltd. and XL Capital Ltd. On March 14, 2000, Holdings announced that it had entered into a merger agreement pursuant to which Holdings would become a wholly owned subsidiary of Dexia S.A., a publicly held Belgian corporation, subject to receipt of shareholder and regulatory approvals and satisfaction of other closing conditions. Dexia S.A. through its bank subsidiaries, is primarily engaged in the business of public finance in France, Belgium and other European countries. No shareholder of Holdings is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

                  Under an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or its


112677.11
                                      -11-
domestic or Bermuda operating insurance company subsidiaries are generally reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various treaties and on a transaction-by-transaction basis. This reinsurance is used by Financial Security as a risk management device and to comply with statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy. As of December 31, 1999, total shareholders equity of Financial Security and its wholly-owned subsidiaries was (audited) $1,294,946,000 and total unearned premium reserves was (audited) $559,041,000.


                  As of the Evaluation Date, Financial Security's claims-paying ability has been rated "AAA" by Standard & Poor's, Fitch IBCA, Inc., Japan Rating and Investment Information, Inc. and Standard & Poor's (Australia) Pty. Ltd. and "Aaa" by Moody's Investors Service.

                  MBIA Corp. is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA Corp. has two European branches, one in the Republic of France and the other in the Kingdom of Spain.


                  As of December 31, 1998 the Insurer had admitted assets of $6.5 billion (audited) total liabilities of $4.2 billion (audited), and total capital surplus of $2.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1999, MBIA Corp. had admitted assets of $7.0 billion (unaudited), total liabilities of $4.6 billion (unaudited), and total capital and surplus of $2.4 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.


                  As of the Evaluation Date, the claims-paying ability of MBIA Corp. has been rated "AAA" by Standard & Poor's and Fitch, and Aaa by Moody's.

                  Insured Municipal Securities Trust

                  Sponsor-Insured Bonds. For those Bonds which are not covered by an insurance policy obtained by the issuers of such Bonds, the Sponsor has obtained bond insurance from either BIG, Financial Guaranty, MBIA or MBIA Corp. in an effort to protect Certificateholders against nonpayment of principal and interest in respect of such Bonds (the "Sponsor-Insured Bonds"). The bond insurance on the Sponsor-Insured Bonds covers the Sponsor-Insured Bonds deposited in a Trust at the time that they are physically delivered to the Trustee (in the case of bearer bonds) or registered in the name of the Trustee or its nominee or delivered along with an assignment (in the case of registered bonds) or registered in the name of the Trustee or its nominee (in the case of bonds held in book-entry form). Accordingly, although contracts to purchase Sponsor-Insured Bonds are not covered by the bond insurance obtained by the Sponsor, such Bonds will be insured when they are deposited in the Trust. When selecting Bonds for a Trust prior to obtaining insurance thereon, the Sponsor considers the factors listed under "Portfolio", among others. The insurers of the Sponsor-Insured Bonds apply their own standards in determining whether to insure the Sponsor-Insured Bonds. To the extent

112677.11
                                      -12-
that the standards of such insurers are more restrictive than those of the Sponsor, the Sponsor's investment criteria have been limited to the more restrictive standards.

                  Pre-Insured Bonds. The Bonds which are insured under policies obtained by the Bond issuers are insured by Ambac, Financial Guaranty, Financial Security, or MBIA Corp. (collectively, the "Insurance Companies") on the date the Bonds were originally deposited in the Trust. The cost of this insurance is borne by the respective issuers of the Pre-Insured Bonds. The percentage of the Portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                  Ratings. As of the Date of Deposit for each of the respective Trusts, Standard & Poor's had rated the claims-paying ability of each of the above insurance companies "AAA" and had rated each of the Bonds in the Portfolio "AAA" because the insurance companies had insured the Bonds. The assignment of such "AAA" ratings was due to Standard & Poor's assessment of the creditworthiness of the insurance companies and their ability to pay claims on their policies of insurance. Subsequently, the rating of the claims-paying ability of the insurer of an underlying Bond may cease to be rated or may be downgraded which may result in a downgrading of the rating of the Units in the Trust. For a discussion of the rating of the claims-paying ability of each of the Bond insurers see "Insurance On The Bonds". For a list of Bond Ratings as of the Evaluation Date see the "Portfolio" in Part A of this Prospectus. For a discussion of the rating assigned to the Units of the Trusts, see "the Trust" in Part A of this Prospectus. The percentage of each Trust portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                  The foregoing information relating to the above insurance companies is from published documents and other public sources and/or information provided by such insurance companies. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.


                               RISK CONSIDERATIONS
                               -------------------


                  Special Factors Affecting the Navigator Trusts. The Sponsor believes the information summarized below describes some of the more significant events relating to the Navigator Trusts. Sources of such information are the official statements of issuers located in the states of the Navigator Trusts which have been issued in connection with the debt offerings of such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, it has no reason to believe it is not correct in all material respects.


                  New York Navigator Trust


                  Special Factors Affecting New York.
                  ----------------------------------

                  The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.


112677.11
                                  -13-

         Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

         Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


         New York City. The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

         For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.


         As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 2000 fiscal year, before discretionary transfers, and budget gaps for each of the 2001, 2002 and 2003 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire

112677.11
                                      -14-
period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.


         The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that, in future years, State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

         The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2003 fiscal years (the "2000-2003 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

         Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2000 through 2003 contemplates the issuance of $7.449 billion of general obligation bonds and $3.35 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). In addition, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of Tobacco Settlement Asset Securitization Corporation, Inc. ("TSASC"), which will issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

         The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.

         For the 1999 fiscal year, the City had a operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1999 fiscal year is the nineteenth year that the City has achieved an operating


112677.11
                                      -15-
surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

         Changes since adoption of the City's Expense Budget for the 1999 fiscal year in June 1998, prior to the financial plan submitted to the Control Board on June 26, 1998 include: (i) an increase in projected tax revenues of $762 million, $558 million, $417 million and $1.4 billion in fiscal years 2000 through 2003, respectively; (ii) $300 million, $250 million, $300 million and $300 million of projected resources in fiscal years 2000 through 2003, respectively, from the receipt by the City of funds from the settlement of litigation with the leading cigarette companies; (iii) a reduction in the assumed collection of $350 million of projected rent payments for the City's airports to $210 million and a delay in the receipt of such payments from fiscal year 2000 to fiscal year 2001; (iv) anticipated proceeds from the proposed sale of the Coliseum in fiscal year 2001 totaling $345 million; and (v) net increases in spending of $817 million, $739 million, $713 million and $1.05 billion in fiscal years 2000 through 2003, including spending for Medicaid, education initiatives, anti-smoking programs, employee fringe benefit costs, and other agency programs. The Financial Plan includes a discretionary transfer in the 1999 fiscal year of $2.6 billion primarily to pay debt service due in fiscal year 2000, for budget stabilization purposes, a discretionary transfer in fiscal year 2000 to pay debt service due in fiscal year 2001 totaling $429 million, and a proposed discretionary transfer in fiscal year 2001 to pay debt service due in fiscal year 2002 totaling $345 million.

         On June 14, 1999, the City released the Financial Plan for the 2000 through 2003 fiscal years, which relates to the City and certain entities which receive funds from the City. The Financial Plan reflects changes as a result of the City's expense and capital budgets for fiscal year 2000, which were adopted on June 7, 1999. The Financial Plan projects revenues and expenditures for the 2000 fiscal year balanced in accordance with GAAP and projects gaps of $1.8 billion, $1.9 billion and $1.8 billion for fiscal years 2001 through 2003, respectively.

         In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2000 fiscal year and to reduce projected gaps for fiscal years 2001 through 2003. The gap-closing actions for the 2000 through 2003 fiscal years include: (i) additional agency actions totaling $502 million, $371 million, $293 million and $283 million for fiscal years 2000 through 2003, respectively; (ii) additional Federal aid of $75 million in each of fiscal years 2000 through 2003, which include the proposed restoration of $25 million of Federal revenue sharing and $50 million of increased Federal Medicaid aid; and (iii) additional State actions totaling approximately $125 million in each of fiscal years 2000 through 2003. The Financial Plan also reflects a tax reduction program, which includes the elimination of the City's non-residents earning tax, the proposed extension of current tax reductions for owners of cooperative and condominium apartments and a proposed income tax credit for low income wage earners.

         The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2000 through 2003 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current


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




assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

         On June 7, 1999, the City Council adopted a budget for fiscal year 2000. The adopted budget includes lower estimated debt service expenditures in fiscal year 2000 resulting from a $456 million increase, from $2.1 billion to $2.6 billion, in the proposed discretionary transfer in the 1999 fiscal year to pay debt service due in fiscal year 2000. The $456 million increase in the discretionary transfer reflects increased tax revenues and decreased expenditures in the 1999 fiscal year. The adopted budget also includes $220 million of spending initiatives proposed by the City Council, other increased spending and the net cost of revised tax reduction proposals, which reflect the repeal of all of the City non-resident earnings tax and the elimination of certain of the previously proposed tax reduction initiatives.

         On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A3, A- and A, respectively.

         New York State and its Authorities. The State ended the 1998-1999 fiscal year in balance on a cash basis for the 1998-1999 fiscal year, with a reported closing balance in the General Fund of $892 million, after reserving a projected $1.8 billion surplus for use in future years. The State ended the 1998-1999 fiscal year in balance on a cash basis, with a reported closing balance in the General Fund of $892 million, after reserving a projected $1.8 billion surplus for use in future years. The State Financial Plan for the 1999-2000 fiscal year, which was released on August 20, 1999, projects balance on a cash basis for the 1999-2000 fiscal year, with a closing balance in the General Fund of $2.85 billion, including a projected tax reduction reserve of $1.82 billion for use in future fiscal years. The State Division of the Budget ("DOB") has projected a potential imbalance in the 2000-2001 fiscal year of approximately $1.9 billion. DOB's estimate includes an assumption for the projected costs of new collective bargaining agreements, $500 million in assumed unspecified operating efficiencies and the planned application of approximately $615 million of the $1.82 billion tax reduction reserve in fiscal year 2000-2001. DOB has noted that, despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy and


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




actions by the Federal government could impact projected budget gaps of the State.

         The State revised the cash-basis 1999-2000 State Financial Plan on January 11, 2000, with the release of the 2000-01 Executive Budget. The State updated the Financial Plan on January 31, 2000 to reflect the Governor's amendments to his Executive Budget. After these changes, the DOB now expects the State to close the 1999-2000 fiscal year with an available cash surplus of $758 million in the General Fund, an increase of $733 million over the surplus estimate in the Mid-Year Update. The larger projected surplus derives from $499 million in net higher projected receipts and $259 million in net lower estimated disbursements. DOB revised both its projected receipts and disbursements based on a review of actual operating results through December 1999, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the year.

         The State plans to use the entire $758 million surplus to make additional deposits to reserve funds. At the close of the current fiscal year, the State expects to deposit $75 million from the surplus into the State's Tax Stabilization Reserve Fund -- the fifth consecutive annual deposit. In the 2000-01 Executive budget, as amended, the Governor is proposing to use the remaining $683 million from the 1999-2000 surplus to fully finance the estimated 2001-02 and 2002-03 costs of his proposed tax reduction package ($433 million) and to increase the Debt Reduction Reserve Fund ($250 million).

         Through the first nine months of 1999-2000, General Fund receipts, including transfers from other funds, have totaled $30.07 billion. General fund disbursements, including transfers to other funds, totaled $25.19 billion over the same period. The updated Financial Plan projections incorporate these results to date.

         Standard & Poor's rates the State's general obligation bonds A+, and Moody's rates the State's general obligation bonds A2. On November 9, 1999, Standard & Poor's revised its rating on the State's general obligation bonds from A to A+.

         Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the 1999 Modification and 2000-2003 Financial Plan.

         The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1999 amounted to approximately $3.5 billion.


                  New Jersey Navigator Trust

                  New Jersey Risk Factors
                  -----------------------

                  State Finance. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,094 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural

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



areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1998 the State ranked second among the states in per capital personal income ($32,779).

                  The Trust is susceptible to political, economic or regulatory factors affecting issuers of the New Jersey securities. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of any of the following information.

                  The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.


                  The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 4.8% in July 1999, which is above the national average of 4.3% in July 1999. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag as a result of continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.

                  Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and, if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1999, there was a total authorized bond indebtedness of approximately $10.31 billion, of which $3.65 billion was issued and outstanding, $5.58 billion was retired (including bonds for which provisions for payment have been made through the sale and issuance of refunding bonds) and $1.08 billion was unissued. For Fiscal Year 2000, the appropriation for the debt service obligation on outstanding projected indebtedness is $518.7 million. The state issued an additional $428.39 million of its general obligation bonds pursuant to the Refunding Bond Act of 1985 to refund the various general obligation bonds of the State. Further on August 13, 1999, the State enacted the Statewide Transportation and Local Bridge Bond Act of


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



1999, which authorizes the issuance of $500.0 million of the State's general obligation bonds. The Statewide Transportation and Local Bridge Act of 1999 was approved by voters on November 2, 1999.

                  On June 25, 1997, the New Jersey Economic Development Authority (EDA) issued State Pension Funding Bonds (PFB) in the amount of $2.803 billion to finance a portion of the unfunded accrued liability of the State administered retirement systems. Under the authorizing legislation the bonds are limited obligations of the EDA and are not a legal debt or liability of the State. The following section, New Jersey Budget and Appropriation System, contains a full description of the PFB.


                  New Jersey Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of Fiscal Year 1993 there was a surplus of $937.4 million. In 1994, New Jersey closed its fiscal year with a surplus of $926.0 million, in 1995 New Jersey closed its fiscal year with a surplus of $569.2, in 1996 New Jersey closed its fiscal year with a surplus of $442.0 million, in 1997 New Jersey closed its fiscal year with a surplus of $276.2 million, in 1998 New Jersey closed its fiscal year with a surplus of $1.25 billion and in 1999 New Jersey closed its fiscal year with an estimated surplus of $1.26 billion. It is estimated that New Jersey will close its fiscal year 2000 with a surplus of $943.6 million.


                  In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, former Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

                  The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates and receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

                  The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

                  The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation, the State would assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In

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                                      -20-
addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

                  Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% to 10% in income tax rates took effect. Governor Whitman recently signed into law further reductions up to 15% for some taxpayers effective January 1, 1996, thus reducing income taxes by up to 30% for most taxpayers within three years.


                  On or about June 30, 1999, Governor Whitman signed the New Jersey Legislature's $19.515 billion budget for Fiscal Year 2000. The balanced budget, which includes anticipated revenue of $20.297 billion, will thereby result in an anticipated surplus of $2.782 billion. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect the estimated tax revenues. Projections and estimates of receipts from taxes have been subject to variance in recent years as a result of several factors, most recently a significant slowdown in the national, regional and State economies, sluggish employment and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws.


                  On June 25, 1997, the New Jersey Economic Development Authority (EDA) issued State Pension Funding Bonds (PFB) in the amount of $2.803 billion to finance a portion of the unfunded accrued liability of the State-administered retirement systems. Under the authorizing legislation, the bonds are limited obligations of the EDA and contain a statement that they are not a legal debt or liability of the State. This is true even though the principal and interest on the bonds will be paid through annual State appropriations from the General Fund. Because the pension bonds are issued by an authority, they are not General Obligation (G.O.) Bonds which are backed by the "full faith and credit" of the State. G.O. bonds would require voter approval.

                  The PFB sold at an average interest rate of 7.64% after the State purchased insurance against default. In concept, the proceeds of the PFB are invested with the anticipation that the interest rate on investment earnings will at least equal and, hopefully, exceed the interest rate cost of the bonds, thereby lowering future State costs to fund the retirement systems. However, there is always a risk of uncertainty in investing funds.

                  The unfunded accrued liability of the several State-administered retirement systems is $3.2 billion, according to the actuarial valuations prepared by Fiscal Year 1998. Of that amount, $2.75 billion is funded from the sale of the Pension Bonds. The balance, an estimated $450 million, was made available through the passage of companion legislation. That law authorized a one-time accounting change in the value of the assets of the retirement systems to full-market value as of the valuation reports applicable to Fiscal Year 1998. This one-time revaluation from the current market- related value of assets (which recognizes 20% of full-market) to full-market value, immediately recognizes all capital gains up to the validation date, resulting in an increased value of the accumulated assets of the retirement systems. The assets of the retirement systems at full-market value are approximately $2.4 billion greater than they are when measured at their market-related value.


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



                  Debt Ratings. For many years, both Moody's Investors Service, Inc., and Standard & Poor's Corporation have rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. Currently, however, Moody's Investors Service, Inc. rates New Jersey general obligation bonds Aa1 and Standard & Poor's Ratings Group rates such bonds AA+. On July 3, 1991, however, Standard & Poor's Corporation downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992 Standard & Poor's Corporation placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget must be closed before the new budget year begins on July 1, 1992. Standard & Poor's Corporation suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability. On July 6, 1992, Standard & Poor's Corporation reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook is negative. Standard & Poor's Corporation was concerned that the State was entering the 1993 fiscal year that began July 1, 1992 with a slim $26 million surplus and remained concerned about whether the sagging State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, Standard & Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard & Poor's reaffirmed its "AA+" rating at the same time. There can be no assurance that these ratings will continue or that particular bond issues may not be adversely affected by changes in the State or local economic and political conditions.

                  On August 24, 1992, Moody's Investors Service, Inc. downgraded New Jersey general obligation bonds to "Aa1", stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its "Aa1" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (although rising) debt ratios, and, on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.


                  Year 2000 Initiative. As of September 30, 1999, the testing, validation and implementation of 92.8 percent of all centrally maintained state systems was complete. Department systems are in varying stages of implementation.

                  The total estimated cost to the State to achieve Year 2000 compliance is $120 million of which approximately $92.8 million of expenditures were incurred as of September 30, 1999.



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




                  College and universities, authorities, municipal, county and local sub-divisions will address Year 2000 issues separately.

                  Capital Construction. In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you go basis. The amount appropriated for the Fiscal Year 2000 for capital construction is $860.2 million.


                  All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

                  Lease Financing. The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the State Tax Processing Building and the Richard J. Hughes Justice Complex in Trenton, both from the Mercer County Improvement Authority (the "Authority"). On August 8, 1991 the Authority defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $95,760,000. The rental is sufficient to cover the debt service on the Authority's Custody Receipts. Maximum annual rental payments on these leases, including debt service, maintenance and payments in lieu of taxes, will be approximately $11 million. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature. The Custody Receipts will mature in the years 1992 through 2018.

                  The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, as lessor (the "EDA") to lease (i) office buildings that are presently under construction and, when finished, are expected to house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station) and a branch of the United States Postal Service and (ii) a parking facility that is also under construction, all of which were financed by the EDA's $114,391,434.70 initial aggregate principal amount of Trenton Office Complex Revenue Bonds, 1980 Series dated December 1, 1989. The State has also entered into a lease agreement, as lessee, with the EDA to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark. This property is in a geographical area generally bounded by McCarter Highway, Mulberry Street and Saybrook Place and its purchase was financed by $21,510,000 aggregate principal amount of New Jersey Economic Development Authority Revenue Bonds, New Jersey Performing Arts Center Site Acquisition Project, 1991 Series, issued on August 20, 1991. The rental payments required to be made by the State under such lease agreements are sufficient to cover debt service on such bonds and other amounts payable to the EDA, including certain administrative expenses of the EDA, and such rental payments are subject to annual appropriation by the State Legislature. Maximum annual debt service on such bonds is approximately $12,200,000. All of such bonds are still outstanding and mature in the years 1992 through 2012.

                  The State has also entered into a sublease with the EDA to lease two parking lots, certain infrastructure improvements and related elements located at Liberty State Park in the City of Jersey City. These parking lots and improvements have been financed by a $13,683,767.50 aggregate principal amount of New Jersey Economic Development Authority Lease Rental Bonds, 1992

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                                      -23-

Series (Liberty State Park Project) dated March 15, 1992. The rental payments that will be required to be made by the State under such sublease agreement will be sufficient to cover debt service on such bonds and other amounts payable to the EDA, and such rental payments will be subject to appropriation by the State Legislature.


                  In 1981, the Governor signed into law a bill creating the New Jersey Building Authority (the "Building Authority") having the power to construct facilities for leasing to the State (P.L. 1981, c. 120). The law provides for leasing to the State on a basis similar to that described above. The Building Authority is authorized to have not more than $250 million of its notes and bonds outstanding exclusive of refunded bonds and notes, provided that if the Building Authority issues bonds or notes to finance the total cost of a project based on estimates prepared by an independent consultant and the consultant determines later that the costs of the project as initially approved have increased, the Building Authority may issue additional bonds or notes to finance the increased cost notwithstanding the $250 million limitation. In 1985 the Building Authority issued $129,635,000 of 1985 Series Bonds for five office building projects in the Trenton area. During April 1987 the Building Authority issued $103,760,000 of the 1987 Series Bonds to refund the outstanding term bonds of the 1985 issue. On April 6, 1989 the Building Authority issued $49,752,390.30 of 1989 Series Bonds for the renovation and historical restoration of portions of the State Capital Complex in Trenton. On October 9, 1991 the Building Authority issued $74,999,815.75 of State Building Revenue Bonds, 1991 Series (Garden State Savings Bonds, 1991A), as capital appreciation bonds, under the Garden State Savings Act of 1991, for the continued renovation and historical restoration of portions of the State Capital Complex in Trenton and for the construction of a structured parking facility. As of December 31, 1991 the total amount of Building Authority Bonds outstanding was $238,687,206.05. Outstanding Building Authority Bonds are secured by annual rentals from the State which are subject to annual appropriations by the State Legislature. The State's combined annual rental payment for all leases with the Building Authority will be (i) approximately $17.5 million per year for the years ending June 15, 1992 through 1998, 2012 and 2013 and (ii) approximately $31.0 million per year for the years ending June 15, 1999 through 2011.


                  Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment and real property to be used by various departments and agencies of the State. To date, the State has completed nine lease purchase agreements which have resulted in issuance of Certificates of Participation totaling $541,085,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. As of December 31, 1991, $305,400,000 Certificates of Participation remain outstanding. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State Legislature. The final maturity of the outstanding Certificates of Participation is December 15, 2013. The majority of proceeds from these transactions have been or will be used to acquire equipment for the State and its agencies. The rentals payable by the State will be made from monies appropriated by the State Legislature. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.


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



                  "Moral Obligation" Financing. Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the New Jersey Housing and Mortgage Finance Agency, the South Jersey Port Corporation and the Higher Education Assistance Authority.

                  New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

                  South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.


                  Higher Education Assistance Authority. The Higher Education Student Assistance Authority (HESAA) enacted in March 1999, the successor to the Higher Education Assistance Authority has not had a revenue deficiency which required the state to appropriate funds to meet its "moral obligation". It is anticipated the revenues generated from HESAA will continue to be sufficient to pay debt service on its bonds.

                  South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.


                  Below are listed State appropriations made since 1990, which covered deficiencies in revenues of the Port Corporation, for debt service and property tax payments.




                                                   Appropriation for             Appropriation for
                Calendar Year                         Debt Service                   Property Tax
                -------------                         ------------                  -------------
1990.........................................   $1,281,793.58                     $2,259,000.00
1991.........................................    2,362,850.67                      1,850,000.00
1992.........................................    2,770,851.00                      1,850,000.00
1993.........................................    3,644,095.00                      4,875,000.00
1994.........................................    3,634,229.00                      3,900,000.00
1995.........................................    3,647,700.00                          - 0 -
1996.........................................    5,482,208.00                          - 0 -
1997.........................................    5,507,242.00                          - 0 -
1998.........................................    4,720,879.00                          - 0 -
1999.........................................    5,250,412.89                          - 0 -



        On April 2, 1987, the Corporation issued $31,580,000 aggregate principal amount of Revenue Bonds, 1987 Series C (the "Series C Bonds"), a portion of the proceeds of which will be used (i) on January 1, 1995, to refund all of

112677.11
                                      -25-
the Corporation's Marine Terminal Revenue Bonds, 1985 Refunding Series and (ii) to pay interest on the Series C Bonds until January 1, 1995. Because of the funded escrow, it is expected that there will not be any need for the State to provide funds to pay debt service on the Series C Bonds through January 1, 1995. Also, in addition to the bonded indebtedness of the Corporation set forth above, on April 2, 1987, the Corporation issued $10,295,000 Marine Terminal Revenue Bonds, 1987 Series D, to provide funds for financing a portion of the costs of various capital improvements. On February 10, 1989, the Corporation issued $4,085,000 Marine Terminal Revenue Bonds, 1989 Series E, to provide funds for financing a portion of the costs of various capital improvements and additions to the Corporation's marine terminal facilities. On November 21, 1989, the Corporation issued $3,655,000 Marine Terminal Revenue Bonds, 1989 Series F, to provide for the costs of acquiring land in the City of Camden, for the purpose of expanding the Corporation's marine terminal facilities.

                  Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

                  Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

                  The local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5%, the Cap law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage

112677.11
                                      -26-
rate is less than 5%, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law, scheduled to expire on December 31, 1990, was re-enacted with amendments and made a permanent part of the Municipal Finance System.

                  State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. The local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for reflecting purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5% of the equalized valuation basis in the case of municipalities and 2% of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exemptions, may be exceeded only with the approval of the Local Finance Board.

                  Chapter 75 of the Pamphlet Laws of 1991 signed into law on March 28, 1991 requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget

112677.11
                                      -27-
may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition budget. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

                  State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations; which experiences severe tax collection problems for two successive years; which has a deficit greater than 4% of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25% of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its fiscal integrity. State officials are authorized to continue such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit.

                  There are 567 municipalities and 21 counties in New Jersey. During 1987, 1988, and 1989 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4% of its tax levy. The number of municipalities which have a cash deficit greater than 4% of their tax levies was five for 1987, zero for 1988, and six for 1989. The number of municipalities which exceeded statutory debt limits was six, five, and one as of December 31, 1987, 1988, and 1989, respectively. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

                  School Districts. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

                  School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either disagrees, they must appeal to the State Commissioner of Education (the "Commissioner") to request changes.


112677.11
                                      -28-

                  The Quality Education Act of 1990 (N.J.S.A. 18A:7D-1 et seq.) limits the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

                  The Quality Education Act has been declared unconstitutional by the New Jersey Supreme Court in 1994. The Supreme Court, while retaining jurisdiction over this issue, has stated that the State was required to address the "special education needs" of 30 special needs districts for which funding was required in addition to that necessary to achieve parity for richer districts. The Supreme Court stated that it will not immediately intervene if substantial equivalence of the special needs districts and wealthier districts is achieved by the State for the 1997-1998 school year. The Court further ordered the State to adopt a law assuring such substantial equivalence by September 1996.


                  In May, 1997, in its further review of school funding, the Supreme Court in Abbott by Abbott v. Burke, 149 N.J. 145 (1997), held that the Comprehensive Educational Improvement and Financing Act ("Act") which was enacted by the legislature in response to previous state Supreme Court orders was unconstitutional as it applied to special needs districts.


                  The Court held that the Act's funding levels were insufficient and failed to address problems of dilapidated, unsafe and overcrowded facilities. As interim relief pending legislative solution, the Court ordered increased funding on parity with per-pupil expenditures for regular education, required the State Commissioner of Education to ensure that increased funding be put to optimal educational use, required the State, commencing September 1997, to provide special needs districts with money to enable such districts with sufficient money to spend at the level of average budgeted per-pupil expenditures in successful districts and remanded the case for a determination of immediate implementation of programs to meet the needs of at-risk children.

                  As a result of this decision, the State's 1998 fiscal year budget provided for an additional $246 million to special needs districts. Much of this funding is attributable to the State Pension Fund Bonds sale.

                  In Type I or Type II school districts which have failed monitoring over a period of time by the State because of continued educational deficiencies, and are implementing an approved corrective action plan, the Commissioner is required to determine the cost to the school district of the implementation of those portions of the corrective action plan which are directly responsive to the district's deficiencies as identified in the monitoring process. Where appropriate, the Commissioner is required to reallocate funds within the district's budget to support the corrective action plan. The Commissioner is also required to determine the amount of additional revenue needed to implement the corrective action plan, and to recertify the budget for the district.

                  In State operated school districts the State District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in

112677.11
                                      -29-
the State Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State operated district. Any difference between the amount which the Director certifies, and the total amount of local revenues required by the budget approved by the Commissioner, is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

                  School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law. Although school districts are exempted from the 5% down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000 the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6% of the aforesaid average equalized valuation.

                  School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; or (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

                  In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

                  All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

                  School District Lease Purchase Financings. In 1982, school districts were given an alterative to the traditional method of bond financing

112677.11
                                      -30-
capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. For Type II school districts, the lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22-A-1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.


                  Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c.
39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts, tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $103,720,500 by various school districts as of June 30, 1992 and $830,037,105 by various municipalities as of June 30, 1992.


                  New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5% of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. On June 30, 1991, the book value of the Fund's assets aggregated $59,352,429 and the reserve, computed as of June 30, 1991, amounted to $19,668,349. There has never been an occasion to call upon this Fund.

                  Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-l et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to

112677.11
                                      -31-
impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

                  Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.


                  Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases which challenge the following: the funding of teacher's pension funds; the hospital assessment authorized by the Health Care Reform Act of 1992; the State's role in a consent order concerning the construction of a resource facility in Passaic County; the State's actions regarding alleged chromium contamination of State-owned property in Hudson County; the constitutionality of annual A- 901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy; the State's funding formula that attempts to close the spending gap between poor urban school districts and wealthy suburban districts; the use by the State assessments on certain insurances to retire debt of the Market Transition Fund; the manner in which mental health services are provided to inmates with serious mental disorders who are confined within the facilities of the Department of Corrections; the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act; Medicaid hospital reimbursements since February 1995; and the efforts to revitalize Atlantic City through the design and construction of a highway and tunnel. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.


                  At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The state is unable to estimate its exposure for these claims.

                                 PUBLIC OFFERING
                                 ---------------

                  Offering Price. The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, an amount based on the

112677.11
                                      -32-
applicable sales charge times the aggregate offering price of the Bonds (see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

                  The Evaluator may obtain current bid or offering prices for the Bonds from investment dealers or brokers (including the Sponsor) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

                  The sales charge computed by the Evaluator is based upon the number of years remaining to maturity of each Bond. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

                  The table below sets forth the various sales charges based on the length of maturity of each Bond:


                                                    As Percent of Public
Time to Maturity                                       Offering Price
----------------                                       --------------

less than 6 months                                            0%
6 mos. to 1 year                                              1%
over 1 yr. to 2 yrs.                                       1 1/2%
over 2 yrs. to 4 yrs.                                      2 1/2%
over 4 yrs. to 8 yrs.                                      3 1/2%
over 8 yrs. to 15 yrs.                                     4 1/2%
over 15 years                                              5 1/2%


                  Accrued Interest. An amount of accrued interest which represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis (net of estimated fees and expenses), the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.


                  Employee Discounts. Employees (and their immediate families) of ING Funds Distributor, Inc. and its affiliates, and of any underwriter of a


112677.11
                                      -33-

Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the offering side evaluation of the underlying securities in a Trust during the initial offering period and at the bid side thereafter, divided by the number of Units outstanding plus a reduced charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

                  Distribution Of Units. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Insured Municipal Securities Trust Series, (b) $25.00 per Unit for the Insured Municipal Securities Trust Discount Series or
(c) $33.00 per Unit, for the Insured Municipal Securities Navigator Trust, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

                  Sponsor's Profits. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

                  Comparison of Public Offering Price, Sponsor's Repurchase Price And Redemption Price. The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the Secondary Market or redeemed will be determined on the basis of the current bid prices of the Bonds without any sales charge. On the Evaluation Date, the Public Offering Price and the Sponsor's initial Repurchase Price per Unit (each based on the bid side evaluation of the Bonds in the Trust) each exceeded the Redemption Price and the Sponsor's secondary market Repurchase Price per Unit (based upon the current bid side evaluation of the Bonds in the Trust) by the amounts shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Sponsor repurchase of Units may be less than the price paid for such Units.

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                                      -34-

             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN
             -------------------------------------------------------

                  The rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (i) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (ii) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (iii) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Unitholders. The resulting Estimated Long Term Return represents a measure of the return to Unitholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for the Trust under "Summary of Essential Information" in Part A.

                  Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

                  A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS
                          ----------------------------

                  Certificates. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder

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                                      -35-
to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

                  Interest And Principal Distributions. Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

                  Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one- half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account (other than amounts representing failed contracts, as previously discussed) will be computed as of each semi-annual Record Date, and will be made to the Certificateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

                  Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

                  As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Bonds and redemptions of Units by the Trustee.

                  The estimated monthly, semi-annual or annual interest distribution per Unit will initially be in the amount shown under Summary of Essential Information and will change and may be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No

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                                      -36-
distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

                  Distribution Elections. Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates.

                  Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

                  Records. The Trustee shall furnish Certificateholders, in connection with each distribution, a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (i) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds and earned original issue discount, if any), amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made such calendar year; and (v) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

                  The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


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                                      -37-

                                   TAX STATUS
                                   ----------


                  All Bonds acquired by each Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular Federal income tax. Such interest may, however, be subject to the federal alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinion and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel has made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.


                  In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

                  In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:


                  The Trusts will be classified as grantor trusts and not as associations taxable as corporations for federal income tax purposes under the Internal Revenue Code, and income received by the Trusts that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such Trusts.

                  Each Certificateholder will be considered the owner of a pro rata portion of the assets of the Trust. Thus, each Certificateholder will be considered to have received its pro rata share of Bond interest when it is received by that Trust, and the net income distributable to Certificateholders that is exempt from regular federal income tax when received by that Trust will constitute tax-exempt income when received by the Certificateholders.

                  Gain realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain. Such gain does not include any amount received in respect to accrued interest, earned original issue discount and accrued market discount. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Such gain may be long- or short-term depending on the holding period of the Bond or the Unit, assuming that the Bond or the Unit is held as a capital asset. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders ($1,500 for married persons filing separately) may be deducted against ordinary income. Capital assets held by non-corporate certificate holders will qualify for long-term capital gain treatment if held for more than one year and more than 18 months, respectively, and will be subject to a reduced tax rate of 20% rather than the regular maximum tax rate of 39.6%.



112677.11
                                      -38-

                  Each Certificateholder will realize taxable gain or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of its pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's per Unit tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the Trust (in accordance with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by a Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any accrued original issue discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.


                  Original Issue discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of an original issue discount bond is increased by the amount of accrued, tax- exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.


                  A Certificateholder may also realize taxable gain or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in a particular Trust in the same manner as when that Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax- free return of capital.


                  A portion of Social Security benefits is includable in gross income for taxpayers whose modified adjusted gross income combined with a portion of their Social Security benefits exceeds a base amount. The base amount is $32,000 for a married couple filing a joint return, zero for married persons filing separate returns and not living apart at all times during the taxable year and $25,000 for all others. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

                  Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on tax-exempt interest.



112677.11
                                      -39-

                  Any proceeds received pursuant to the terms of the insurance on the Bonds that represent maturing interest on defaulted obligations will be excludable from federal gross income if, and to the same extent that, such interest would have been so excludable if paid by the issuers of such defaulted obligations.


                  Under federal law, interest on Navigator Trust-held Bonds issued by authority of the Government of Puerto Rico is exempt from regular federal income tax, and state and local income tax in the United States and Puerto Rico.

                  The New York Navigator Insured Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. Under the personal income tax laws of the State and City of New York, the income of the New York Navigator Insured Trust will be treated as the income of the Certificateholders. Interest on the Bonds of the New York Navigator Insured Trust that is exempt from tax under the laws of the State and City of New York when received by the Trust will retain its status as tax-exempt interest to its Certificateholders. In addition, non-residents of New York City will not be subject to the New York City personal income tax on gains derived with respect to their Units of the New York Navigator Insured Trust. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine its basis and holding periods for its Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax.

                  The Insured Municipal Securities Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                  The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.









112677.11
                                      -40-

                  In the opinion of Zeller and Bryant, special counsel to the Sponsor on New Jersey tax matters, which opinion is made in reliance upon certain information and based on certain assumptions respecting the New Jersey Navigator Trust, under existing New Jersey law applicable to individuals who are New Jersey residents and New Jersey estates and trusts:

                           (1) The New Jersey Navigator Trust will be recognized
                  as a trust and not as an association taxable as a corporation. The New Jersey Navigator Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

                           (2) The income of the New Jersey Navigator Trust will
                  be treated as income of the Certificateholders who are individuals, estates or trusts under the New Jersey Gross Income Tax Act, N.J.S.A. 54A: 1-1 et seq. (the "Act"). Interest on the Bonds that is exempt from tax under the Act when received by the New Jersey Navigator Trust will retain its status as tax-exempt interest under the Act when distributed to Certificateholders who are individuals, estates or trusts.

                           (3) Certificateholders, who are individuals, estates,
                  or trusts will not be subject to the Act on any gain realized when the New Jersey Navigator Trust disposes of a Bond (whether by sale, exchange, redemption, or payment at maturity). Any loss realized on such disposition may not be utilized to offset gains realized by such Certificateholder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.


                           (4) The sale, exchange or redemption of a Unit by a
                  Certificateholder shall be treated as a sale or exchange of a Certificateholder's pro rata interest in the assets in the New Jersey Navigator Trust at the time of the transaction and any gain will be exempt from tax under the Act to the extent that the price received by the selling Certificateholder who is an individual, estate or trust does not exceed the Redemption Price. To the extent that the amount received by the Certificateholder exceeds the Redemption Price, any such gain will not be exempt from tax under the Act.


                           (5) All proceeds representing interest on defaulted
                  obligations derived by Certificateholders who are individuals, estates or trusts from an insurance policy, either paid directly to the Certificateholder or through the New Jersey Navigator Trust, are exempt from tax under the Act.

                           (6) The Units of the New Jersey Navigator Trust may
                  be taxable in the estates of New Jersey residents under the New Jersey Transfer Inheritance Tax Law or the New Jersey Estate Tax Laws.

                           (7) If a Certificateholder is a corporation subject
                  to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in the New Jersey Navigator Trust which is allocable to such corporation

112677.11
                                      -41-
                  will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on the disposition of the Bonds by the New Jersey Navigator Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax. Any proceeds paid under the insurance policy issued to the Trustee of the New Jersey Navigator Trust with respect to the Bonds or under individual policies obtained by issuers of Bonds which represent maturing interest or maturing principal on defaulted obligations held by the Trustee will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax if, and to the same extent as, such interest or proceeds would have been so included if paid by the issuer of the defaulted obligations.


                           (8) The Internal Revenue Service Restructuring and
                  Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short- term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period of the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. The legislation is generally effective retroactively for amounts properly taken into account on or after January 1, 1998. Capital gains realized from assets held for one year or less are taxed at the same rates as original income. See Part A for a discussion of the Federal Tax status of income earned on New Jersey Navigator Trust.


                  In the case of Bonds that are Industrial Revenue Bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a substantial user of the facilities financed by the proceeds of such Bonds or by a related person thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a substantial user or related person thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the small issue exemption, the small issue exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax- exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 small issue

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                                      -42-
exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

                  In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited arbitrage activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax- exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

                  Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. However, such interest is deductible for New York State and New York City income tax purposes by corporations that are required to include interest on the Bonds in New York State and New York City entire net income for purposes of calculating New York State and City franchise (income) taxes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

                  From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of flat tax, which could have an adverse impact on the value of tax-exempt bonds.


                  The U.S. Supreme Court has held that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.


                  The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY
                                    ---------

                  Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price, after the initial public offering is completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on

112677.11
                                      -43-
a daily basis, and will be the same as the redemption price. The aggregated bid price, determined by the Evaluator on a daily basis, is computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by ING Funds Distributor, Inc. 1475 Dunwoody Drive, West Chester, Pennsylvania, 19380 on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


                  Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsor, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trusts. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

                  Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

                  Trustee Redemption. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances

112677.11
                                      -44-
the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

                  Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.

                  The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in the Trust (i) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (ii) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (iii) by determining the value of the Bonds by appraisal, or (iv) by any combination of the above. The Evaluator will determine the aggregate current bid price evaluation of the Bonds in the Trust, taking into account the market value of the Bonds insured under the Bond Insurance Policy, in the manner described as set forth under "Public Offering--Offering Price". Insurance does not guarantee the market value of the Bonds or the Units, and while Bond insurance represents an element of market value in regard to insured Bonds, its exact effect, if any, on market value cannot be predicted.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than

112677.11
                                      -45-
customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.


                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                              TRUST ADMINISTRATION
                              --------------------

                  Portfolio Supervision. Except for the purchase of Replacement Bonds or as discussed herein, the acquisition of any Bonds for the Trust other than Bonds initially deposited by the Sponsor is prohibited. Although it is the Sponsor's and Trustee's intention not to dispose of Bonds insured pursuant to the Bond Insurance in the event of default, nevertheless, the Sponsor may direct the Trustee to dispose of Bonds upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds. The Trustee shall not be liable for any depreciation or loss by reason of any sale of bonds or by reason of the failure of the Sponsor to give directions to the Trustee.

                  The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor.


                  In determining whether to accept or reject certain plans for the refunding or refinancing of any of the Bonds, the Sponsor may be advised by the Portfolio Supervisor.


                  Trust Agreement, Amendment And Termination. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make

112677.11
                                      -46-
such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bond remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.


                  The Sponsor. Effective February 9, 2000, ING Funds Distributor,Inc. has become the successor to Reich & Tang Distributors, Inc. as Sponsor to the Trusts. In addition, Gruntal & Co., L.L.C. has resigned as co-sponsor for those particular Trusts for which it acted in that capacity.

                  ING Funds Distributor, Inc., an Iowa corporation, a wholly owned subsidiary of ING Group. ING Group among the leading financial services organizations, is engaged in asset management, banking and insurance activities in 60 countries worldwide with over 82,000 employees. The Sponsor is a member of the National Association of securities Dealers, Inc.

                  The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Unitholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or of errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders

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                                      -47-
covered by the audit during the year may receive a copy of the audited financials upon request.

                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

                  If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (i) appoint a successor Sponsor; (ii) terminate the Trust Agreement and liquidate the Trust; or (iii) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

                  The Trustee. For certain of the Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

                  The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders".

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the

112677.11
                                      -48-

Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

                  The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a division of a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

                  The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES
                           --------------------------

                  At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the premiums on the Sponsor-Insured Bonds, initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" bonds since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering, are paid directly by the Trust.

                  The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's Profits".)

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                                      -49-

                  ING Mutual Funds Management Co. LLC, an affiliate of ING Funds Distributor, Inc., will receive, for portfolio supervisory services to the Trust, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. This fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Insured Municipal Securities Trust in any calendar year exceed the aggregate costs to ING Mutual Funds Management Co. LLC of supplying such services in such year. (See "Trust Administration -- Portfolio Supervision.")


                  The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

                  The Evaluator will receive, for each daily evaluation of the Bonds in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus.


                  The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. The Trustee's fees, the Evaluator's fees and the Portfolio Supervisor's fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".


                  The following additional charges are or may be incurred by the
Trust: (i) all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; (ii) fees of the Trustee for any extraordinary services performed under the Trust Agreement; (iii) indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; (iv) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and (v) all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee, are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.

                  The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50 cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financial statements upon request.



112677.11
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



                     EXCHANGE PRIVILEGE AND CONVERSION OFFER
                     ---------------------------------------

                  Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

                  Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

                  In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be

112677.11
                                      -51-
effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificateholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.


                  The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by ING or a sponsor controlled by or under common control with ING or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.


                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retail a portion of the sales charge.

                  Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the

112677.11
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




Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.



                                  OTHER MATTERS
                                  -------------

                  Legal Opinions. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Certain matters relating to New Jersey tax law have been passed upon by Zeller and Bryant, as special New Jersey counsel to the Sponsor.


                  Independent Accountants/Auditors. The financial statements of the Trusts for the years ended December 31, 1999 included in Part A of this Prospectus have been examined by Ernst & Young LLP, independent auditors. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has consented to the incorporation by reference of their report on the statements of operations, changes in net assets and financial highlights for the Trusts included in Part A of this Prospectus for the periods ended December 31, 1997 and December 31, 1998, respectively.

                  Portfolio Supervisor. ING Mutual Funds Management Co. LLC, a Delaware limited liability company, is a wholly-owned indirect subsidiary of ING Group and is an affiliate of the Sponsor.


                  Performance Information. Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.



112677.11
                                      -53-

                          DESCRIPTION OF BOND RATINGS*
                          ----------------------------

                  Standard & Poor's Ratings Services. A brief description of the applicable Standard & Poor's rating symbols and their meanings is as follows:

                  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

                  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

                  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

                  The ratings are based, in varying degrees, on the following considerations:

         (i) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

        (ii)   Nature of and provisions of the obligation.

       (iii) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

--------
* As described by Standard & Poor's.


112677.11
                                      -54-

                  NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                  Provisional Ratings (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.


                       DESCRIPTION OF RATING ON THE UNITS*
                       ----------------------------------

                  A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

                  Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets that are rated "AAA", or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

--------
*        As described by Standard & Poor's Corporation.

112677.11
                                      -55-

                                INDEX
                                -----

Title                                                            Page
-----                                                            ----
Summary of Essential Information..................................A-5                      INSURED
Financial and Statistical Information.............................A-6            MUNICIPAL SECURITIES TRUST
Information Regarding the Trust...................................A-7              (Unit Investment Trust)
Audit and Financial Information...................................F-1
                                                                                         Prospectus
The Trust........................................................   1
Risk Considerations............................................... 13               Dated: April 30, 2000
Public Offering................................................... 32
Estimated Long Term Return and
  Estimated Current Return........................................ 35                     Sponsor:
Rights of Certificateholders...................................... 35            ING Funds Distributor, Inc.
Tax Status........................................................ 38                1475 Dunwoody Drive
Liquidity......................................................... 43              West Chester, PA 19380
Trust Administration.............................................. 46                  1-877-463-6464
Trust Expenses and Charges........................................ 49
Exchange Privilege and Conversion
  Offer........................................................... 51                     Trustee:
Other Matters..................................................... 53
Description of Bond Ratings....................................... 54             The Chase Manhattan Bank
Description of Rating on the Units................................ 55                 4 New York Plaza
                                                                                  New York, New York  10004
Parts A and B of this Prospectus do not Evaluation Services contain all of the          800-882-9898
information set forth in 65 Broadway the registration statement and exhibits New
York, New York 10006 relating thereto, filed with the Securities and Exchange            Evaluator:
Commission, Washington, D.C., under the Securities Act of 1933, and to which
reference is made.                                                                        Kenny S&P


                              *   *   *


                  This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      *   *   *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


112677.11



                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
    Amendment to Form S-6 Registration Statement Nos. 33-37849 and 33-56918, filed on April 25, 1996).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants/Auditors.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of Special New Jersey Counsel (included in Exhibit 99.3.2)
Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:

99.1.1         --    Form of Reference Trust Agreement (filed as Exhibit 99.1.1 to Post-Effective Amendment No. 8 to Form S-6 Registration
                     Statement No. 33-26426 on April 25, 1997; and as Exhibit
                     1.1 to Amendment No. 1 to Form S-6 Registration Statement
                     Nos. 33-52397 and 33-58167 of Insured Municipal Securities
                     Trust Series 32, New York Navigator Insured Series 16 & New
                     Jersey Navigator Insured Series 12; and Series 33, New York
                     Navigator Insured Series 17 & New Jersey Navigator Insured
                     Series 13, on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.1.1.1       --    Trust Indenture and Agreement for Insured Municipal
                     Securities Trust, 47th Discount Series and Series 20 (and
                     Subsequent Series) (filed as Exhibit 99.1.1.1 to
                     Post-Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-28384 of Insured Municipal Securities
                     Trust, Series 20 on April 25, 1996 and incorporated herein by reference).


99.1.3.4       --    Articles of Incorporation and Articles of Amendment of ING
                     Funds  Distributor, Inc. (filed as Exhibit 99.1.3.5 to
                     Amendment No. 2 to Form S-6 Registration Statement No. 333-
                     31048 on March 28, 2000 and incorporated herein by reference).

99.1.3.5       --    By-Laws of ING Funds Distributor, Inc. (filed as Exhibit
                     99.1.3.6 to Amendment No. 2 to Form S-6 Registration
                     Statement No. 333-31048 on March 28, 2000 and incorporated herein by reference).



175582.1
                                      II-1

99.1.5        --     Form of Insurance Policy of Financial Guaranty Insurance
                     Company for Sponsor-Insured Bonds (filed as Exhibit 99.1.5 to Post-Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-26426 of Insured Municipal Securities
                     Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.1       --    Form of Insurance Policy of Bond Investors Guaranty for
                     Sponsor-Insured Bonds (filed as Exhibit 99.1.5.1 to Post-
                     Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-26426 of Insured Municipal Securities
                     Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.2       --    Form of Insurance Policy of Municipal Bond Investors
                     Assurance Corporation (filed as Exhibit 99.1.5.2 to
                     Post-Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-26426 of Insured Municipal Securities
                     Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.2.1         --    Form of Certificate dated June 16, 1989 (filed as
                     Exhibit 99.2.1 to Post-Effective Amendment No. 7 to
                     Registration Statement Nos. 33-29313 and 33-30144 of
                     Municipal Securities Trust, Series 45 and Series 46 on
                     October 25, 1996 and incorporated herein by reference).

99.3.1         --    Form of Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the delivery thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status (filed as Exhibit 99.3.1 to Post-Effective
                     Amendment No. 8 to Form S-6 Registration Statement No.
                     33-26426 on April 25, 1997; and as Exhibit 3.1 to Amendment
                     No.1 to Form S-6 Registration Statement Nos. 33-52397 and
                     33-58167 of Insured Municipal Securities Trust, Series 32,
                     New York Navigator Insured Series 16 & New Jersey Navigator
                     Insured Series 12; and Series 33, New York Navigator
                     Insured Series 17 & New Jersey Navigator Insured Series 13, on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.3.2         --    Form of Opinion of Freeman, Zeller & Bryant, Special New
                     Jersey Counsel (filed as Exhibit 99.3.2 to Post-Effective
                     Amendment No. 7 to Form S-6 Registration Statement No.
                     33-31426 on April 25, 1997; and as Exhibit 3.2 to Amendment
                     No. 1 to Form S-6 Registration Statement Nos. 33-52397 and
                     33-58167 of Insured Municipal Securities Trust, Series 32,
                     New York Navigator Insured Series 16 & New Jersey Navigator
                     Insured Series 12 and Series 33, New York Navigator Insured
                     Series 17 & New Jersey Navigator Insured Series 13, on
                     April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).


175582.1
                                      II-2

99.4.1         --    Form of Custody Agreement, dated January 18, 1990 (filed
                     as Exhibit 99.4.1 to Post-Effective Amendment No. 7 to Form
                     S-6 Registration Statement No. 33-31426 on April 25, 1997 and incorporated herein by reference).

99.4.2         --    Form of First Amendment to Custody Agreement, dated
                     July 20, 1990 (filed as Exhibit 99.4.2 to Post-Effective
                     Amendment No. 7 to Form S-6 Registration Statement No.
                     33-31426 on April 25, 1997 and incorporated herein by reference).

*99.5.1        --    Consent of the Evaluator.


99.6.0         --    Powers of Attorney of ING Funds Distributor, Inc., the
                     Depositor, by its officers and a majority of its Directors
                     (filed as Exhibit 99.6.0 to Form S-6 Registration Statement
                     No. 333-31048 on February 24, 2000 and incorporated herein by reference).



--------
*        Being filed by this Amendment.

175582.1
                                      II-3

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13 certifies that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of April, 2000.

                  INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 3, NEW YORK NAVIGATOR INSURED SERIES 13 & NEW JERSEY NAVIGATOR INSURED SERIES 9; SERIES 31, NEW YORK NAVIGATOR INSURED SERIES 14 & NEW JERSEY NAVIGATOR INSURED SERIES 10; SERIES 32, NEW YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY NAVIGATOR INSURED SERIES 12 AND SERIES 33, NEW YORK NAVIGATOR INSURED SERIES 17 & NEW JERSEY NAVIGATOR INSURED SERIES 13
                                  (Registrants)

                  ING FUNDS DISTRIBUTOR, INC.
                           (Depositor)


                  By:      /s/ PETER J. DeMARCO
                           ---------------------------
                           Peter J. DeMarco
                           (Senior Vice President)

                  Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment to the Registration Statements has been signed below by the following persons, who constitute the principal officers and a majority of the directors of ING Funds Distributor, Inc., the Depositor, in the capacities and on the dates indicated.



Name                             Title                                                  Date


JOHN J. PILEGGI                  Chief Executive Officer and Director                   )
MITCHELL J. MELLEN               President and Director                                 )  April 19, 2000
DONALD E. BROSTROM               Chief Financial Officer, Treasurer                     )
                                 and Director
ERIC M. RUBIN                    Director                                               )  By:/s/ PETER J. DEMARCO
                                                                                              --------------------
                                                                                              Peter J. DeMarco
                                                                                              as Senior Vice
                                                                                              President and
                                                                                              Attorney-in-Fact*

-------------

* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-31048 on February 24, 2000.

175582.1

                          INDEPENDENT AUDITORS' CONSENT





We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 15, 2000, in the Registration Statement and related Prospectus of Insured Municipal Securities Trust, New Jersey
Navigator  Insured  Series 3; Insured  Municipal  Securities  Trust,  New Jersey
Navigator  Insured  Series 9; Insured  Municipal  Securities  Trust,  New Jersey
Navigator  Insured Series 10; Insured  Municipal  Securities  Trust,  New Jersey
Navigator Insured Series 12; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13; Insured Municipal Securities Trust, New York
Navigator  Insured  Series 13;  Insured  Municipal  Securities  Trust,  New York
Navigator  Insured  Series 14;  Insured  Municipal  Securities  Trust,  New York
Navigator Insured Series 16; Insured Municipal Securities Trust, New York Navigator Insured Series 17; Insured Municipal Securities Trust, Series 31; Insured Municipal Securities Trust, Series 32; and Insured Municipal Securities Trust, Series 33.


                                                               ERNST & YOUNG LLP

New York, New York
April 25, 2000

                       Consent of Independent Accountants




We hereby consent to the incorporation by reference in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 19, 1999, relating to the financial statements and financial highlights for the two years ended December 31, 1998 of the Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3; Insured Municipal Securities Trust, New York Navigator Insured Series 13; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9; Insured Municipal Securities Trust, Series 31; Insured Municipal Securities Trust, New York Navigator Insured Series 14; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10; Insured Municipal Securities Trust, Series 32; Insured Municipal Securities Trust, New York Navigator Insured Series 16; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12; Insured Municipal Securities Trust, Series 33; Insured Municipal Securities Trust, New York Navigator Insured Series 17; and Insured Municipal Securities Trust, New Jersey Navigator Series 13 which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.




PricewaterhouseCoopers LLP
Boston, MA
April 24, 2000


948964.1